MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

BANKS --- 3.32%

325,800 City National Corp ^^	16,114,068
$16,114,068

BIOTECHNOLOGY --- 3.76%

320,696 Thermo Fisher Scientific Inc*	18,228,361
$18,228,361

BROADCAST/MEDIA --- 3.46%

760,300 CBS Corp	16,787,424
$16,787,424

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.35%

178,100 Anixter International Inc ^^*	11,405,524
$11,405,524

FINANCIAL SERVICES --- 15.32%

142,500 Franklin Resources Inc	13,821,075
575,800 Janus Capital Group Inc ^^	13,398,866
297,700 Moody's Corp ^^	10,368,891
323,725 Northern Trust Corp	21,518,001
302,000 T Rowe Price Group Inc ^^	15,100,000
$74,206,833

FOOD & BEVERAGES --- 3.12%

854,300 Constellation Brands Inc ^^*	15,095,481
$15,095,481

HEALTH CARE RELATED --- 3.28%

756,180 IMS Health Inc	15,887,342
$15,887,342

HOTELS/MOTELS --- 3.45%

412,600 Carnival Corp ^^	16,702,048
$16,702,048

HOUSEHOLD GOODS --- 12.79%

208,400 Black & Decker Corp ^^	13,775,240
273,600 Clorox Co	15,496,704
174,200 Energizer Holdings Inc ^^*	15,761,616
236,195 Mohawk Industries Inc ^^*	16,913,924
$61,947,484

INSURANCE RELATED --- 1.58%

337,050 HCC Insurance Holdings Inc	7,647,665
$7,647,665

MEDICAL PRODUCTS --- 3.98%

333,825 Baxter International Inc	19,301,762
$19,301,762

OFFICE EQUIPMENT & SUPPLIES --- 4.91%

247,900 Herman Miller Inc ^^	6,090,903
505,600 Pitney Bowes Inc	17,706,112
$23,797,015

PRINTING & PUBLISHING --- 3.70%

418,850 Gannett Co Inc ^^	12,167,593
536,800 McClatchy Co Class A ^^	5,743,760
$17,911,353

REAL ESTATE --- 6.35%

717,650 CB Richard Ellis Group Inc ^^*	15,529,946
197,300 Jones Lang LaSalle Inc ^^	15,259,182
$30,789,128

RESTAURANTS --- 3.22%

419,600 Yum! Brands Inc	15,613,316
$15,613,316

RETAIL --- 1.87%

216,500 Tiffany & Co ^^	9,058,360
$9,058,360

SPECIALIZED SERVICES --- 21.65%

627,580 Accenture Ltd	22,071,985
120,850 Dun & Bradstreet Corp	9,834,773
484,400 Equifax Inc	16,702,112
187,075 H&R Block Inc ^^	3,883,677
447,475 Hewitt Associates Inc*	17,796,081
1,070,975 Interpublic Group of Cos Inc ^^*	9,006,900
366,400 Omnicom Group Inc ^^	16,187,552
326,400 Sotheby's ^^	9,436,224
$104,919,304

TOTAL COMMON STOCK --- 98.12%	$475,412,468

(Cost $464,602,591)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

9,092,000 Federal Home Loan Bank	9,092,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.88%	$9,092,000

(Cost $9,092,000)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%	$484,504,468

(Cost $473,694,591)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 01, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $126,973,699.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$475,412,468	$		$		$475,412,468
Short Term Investments			9,092,000			9,092,000

Total Assets	$475,412,468		$9,092,000		$-	$484,504,468

At March 31, 2008, the U.S. Federal income tax cost basis was $474,385,203. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $74,929,167 and gross depreciation of securities in which there was an excess of tax cost over value of $64,809,902, resulting in net appreciation of $10,119,265.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

BANKS --- 9.21%

213,225 City National Corp ^^	10,546,109
422,600 PrivateBancorp Inc ^^	13,299,222
506,275 S&T Bancorp Inc ^^	16,286,867
$40,132,198

BIOTECHNOLOGY --- 4.25%

208,200 Bio Rad Labs Inc*	18,519,390
$18,519,390

BROADCAST/MEDIA --- 0.95%

2,722,825 Radio One Inc*	4,138,694
$4,138,694

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 8.92%

372,350 Anixter International Inc ^^*	23,845,294
430,600 Littelfuse Inc*	15,058,082
$38,903,376

FINANCIAL SERVICES --- 3.37%

632,300 Janus Capital Group Inc ^^	14,713,621
$14,713,621

FOOD & BEVERAGES --- 4.37%

376,246 JM Smucker Co	19,041,810
$19,041,810

HEALTH CARE RELATED --- 3.47%

721,000 IMS Health Inc	15,148,210
$15,148,210

INSURANCE RELATED --- 14.66%

286,700 Assured Guaranty Ltd ^^	6,806,258
570,275 HCC Insurance Holdings Inc	12,939,540
1,124,225 Horace Mann Educators Corp ^^	19,651,448
55,725 Markel Corp ^^*	24,517,328
$63,914,574

MACHINERY --- 3.68%

522,850 IDEX Corp ^^	16,046,267
$16,046,267

MANUFACTURING --- 9.69%

1,426,475 Blount International Inc ^^*	17,645,496
510,331 Matthews International Corp Class A ^^	24,623,471
$42,268,967

OFFICE EQUIPMENT & SUPPLIES --- 14.67%

577,286 Acco Brands Corp ^^*	7,833,771
703,050 Brady Corp Class A ^^	23,502,962
380,600 Herman Miller Inc ^^	9,351,342
977,350 Interface Inc ^^	13,731,768
864,625 Steelcase Inc ^^	9,562,753
$63,982,596

PRINTING & PUBLISHING --- 3.41%

1,041,600 Journal Register Co ^^	572,880
580,300 Lee Enterprises Inc ^^	5,808,803
793,475 McClatchy Co Class A ^^	8,490,183
$14,871,866

REAL ESTATE --- 4.86%

274,238 Jones Lang LaSalle Inc	21,209,567
$21,209,567

RESTAURANTS --- 2.48%

392,050 Bob Evans Farms Inc ^^	10,816,660
$10,816,660

SPECIALIZED SERVICES --- 9.49%

2,732,450 BearingPoint Inc ^^*	4,590,516
571,575 Hewitt Associates Inc*	22,731,538
1,047,825 Interpublic Group of Cos Inc ^^*	5,108,345
308,800 Sotheby's ^^	8,927,408
$41,357,807

TOTAL COMMON STOCK --- 97.49%	$425,065,603

(Cost $425,629,804)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

10,946,000 Federal Home Loan Bank	10,946,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.51%	$10,946,000

(Cost $10,946,000)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%	$436,011,603

(Cost $436,575,804)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $122,129,329.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$425,065,603	$		$		$425,065,603
Short Term Investments			10,946,000			10,946,000

Total Assets	$425,065,603		$10,946,000		$-	$436,011,603

At March 31, 2008, the U.S. Federal income tax cost basis was $436,894,203. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $83,332,921 and gross depreciation of securities in which there was an excess of tax cost over value of $84,215,521, resulting in net depreciation of $882,600.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.45%

481,200 BAE Systems PLC	4,636,565
$4,636,565

AIRLINES --- 1.95%

49,400 Air France - KLM	1,391,352
178,100 Deutsche Lufthansa AG #	4,816,553
$6,207,905

AUTO PARTS & EQUIPMENT --- 1.15%

46,900 Hyundai Mobis	3,655,960
$3,655,960

AUTOMOBILES --- 4.80%

844,300 Nissan Motor Co Ltd	6,979,366
74,900 Renault SA	8,289,244
$15,268,610

BROADCAST/MEDIA --- 0.99%

42,300 Lagardere SCA	3,162,767
$3,162,767

BUILDING MATERIALS --- 0.40%

51,000 Buzzi Unicem SpA	1,268,941
$1,268,941

CHEMICALS --- 5.51%

76,000 BASF AG	10,235,961
694,000 Mitsubishi Chemical Holdings Corp	4,588,142
407,000 Mitsui Chemicals Inc	2,694,823
$17,518,926

COMPUTER HARDWARE & SYSTEMS --- 1.12%

543,000 Fujitsu Ltd	3,551,726
$3,551,726

COMPUTER SOFTWARE & SERVICES --- 1.11%

1,175,800 Deutsche Bank AG London/Asustek Computer Inc (warrants)*	3,515,642
$3,515,642

ELECTRIC COMPANIES --- 4.65%

27,000 E.ON AG	4,998,374
29,080 RWE AG	3,574,571
232,100 Tokyo Electric Power Co Inc	6,205,322
$14,778,267

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.49%

71,216 AU Optronics Corp ADR	1,224,203
208,000 Sharp Corp	3,534,831
472,000 Toshiba Corp	3,153,612
$7,912,646

ELECTRONICS - SEMICONDUCTOR --- 3.69%

8,639,695 Deutsche Bank AG London/

United Microelectronics (warrants) *	5,227,015
109,400 Hynix Semiconductor Inc*	3,076,478
5,460 Samsung Electronics Co Ltd	3,434,725
$11,738,218

FINANCIAL SERVICES --- 3.23%

106,500 Credit Suisse Group	5,420,980
35,610 Orix Corp	4,858,507
$10,279,487

FOOD & BEVERAGES --- 1.13%

205,900 Associated British Foods PLC	3,577,618
$3,577,618

FOREIGN BANKS --- 23.39%

85,800 BNP Paribas SA	8,654,366
369,700 Bank Leumi Le-Israel	1,584,578
582,700 Barclays PLC	5,238,714
235,170 Credit Agricole SA	7,277,012
59,400 Deutsche Bank AG (registered)	6,723,891
294,000 Fortis	7,407,903
862,780 HBOS PLC	9,597,479
48,300 Kookmin Bank	2,701,893
751,500 Mitsubishi UFJ Financial Group Inc	6,483,648
1,015,022 Royal Bank of Scotland Group PLC	6,793,740
54,743 Societe Generale	5,360,131
994 Sumitomo Mitsui Financial Group Inc	6,541,573
$74,364,928

GOLD, METALS & MINING --- 9.65%

35,100 Antofagasta PLC	488,671
83,324 ArcelorMittal	6,824,725
125,800 Companhia Vale do Rio Doce sponsored ADR	3,667,070
144,500 JFE Holdings Inc	6,407,404
126,600 Kazakhmys PLC	4,015,059
360,000 Nippon Steel Corp	1,823,836
6,500 POSCO	3,124,148
61,730 Xstrata PLC	4,320,990
$30,671,903

INSURANCE RELATED --- 10.21%

43,800 Allianz SE	8,676,882
431,962 Aviva PLC	5,293,757
64,700 Fondiaria - Sai SpA	2,680,299
273,500 ING Groep NV	10,242,057
28,500 Muenchener Rueckver AG (registered)	5,573,925
$32,466,920

OIL & GAS --- 11.07%

2,888,000 China Petroleum & Chemical Corp	2,471,405
195,500 Eni SpA	6,666,772
43,200 LUKOIL sponsored ADR	3,693,600
65,900 Petro-Canada	2,871,108
269,400 Royal Dutch Shell PLC	9,297,428
214,800 StatoilHydro ASA	6,436,808
50,900 Total SA	3,780,073
$35,217,194

PAPER & FOREST PRODUCTS --- 0.80%

221,300 Stora Enso OYJ Class R	2,553,959
$2,553,959

PHARMACEUTICALS --- 2.71%

39,200 AstraZeneca Group PLC	1,465,711
101,600 Glaxosmithkline PLC	2,149,475
66,600 Sanofi-Aventis	4,996,498
$8,611,684

RETAIL --- 1.26%

269,400 Koninklijke Ahold NV	3,997,979
$3,997,979

TELEPHONE & TELECOMMUNICATIONS --- 3.87%

1,245,000 China Netcom Group Corp (Hong Kong) Ltd	3,583,355
626 Nippon Telegraph & Telephone Corp	2,700,441
2,010,112 Vodafone Group PLC	6,019,924
$12,303,720

TRANSPORTATION --- 1.83%

245,000 Mitsui OSK Lines Ltd	2,961,728
306,000 Nippon Yesen Kabushiki Kaisha	2,873,355
$5,835,083

TOTAL COMMON STOCK --- 98.46%	$313,096,648

(Cost $292,407,932)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

4,905,000 Federal Home Loan Bank	4,905,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.54%	$4,905,000

(Cost $4,905,000)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%	$318,001,648

(Cost $297,312,932)

Legend

* Non-income Producing Security

# The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $3,258,979, $4,816,553, and 1.50%, respectively.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Quoted Prices in	Signficant Other	Significant
Active Markets	Observable	Unobservable
for Identical Assets	Inputs	Inputs

Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$307,869,632	$		$		$307,869,632
Derivatives	5,227,016					5,227,016
Short Term Investments			4,905,000			4,905,000

Total Assets	$313,096,648		$4,905,000		$-	$318,001,648

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

As of March 31, 2008, the Maxim Bernstein International Equity Portfolio had 33 open FTSE 100 long futures contracts. The contracts expire in June 2008 and the Portfolio has recorded unrealized appreciation of $130,905.

At March 31, 2008, the U.S. Federal income tax cost basis was $297,312,932. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $43,975,768 and gross depreciation of securities in which there was an excess of tax cost over value of $23,287,052, resulting in net appreciation of $20,688,716.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Attached Summary of Investments by Country.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2008
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Belgium	$7,407,903	2.33%
Brazil	3,667,070	1.15%
Canada	2,871,108	0.90%
China	2,471,405	0.78%
Finland	2,553,959	0.80%
France	42,911,443	13.49%
Germany	44,600,157	14.03%
Hong Kong	3,583,355	1.13%
Israel	1,584,578	0.50%
Italy	10,616,012	3.34%
Japan	65,358,314	20.57%
Korea	15,993,204	5.03%
Luxembourg	5,227,015	1.64%
Netherlands	21,064,761	6.62%
Norway	6,436,808	2.02%
Russia	3,693,600	1.16%
Switzerland	5,420,980	1.70%
Taiwan	4,739,845	1.49%
United Kingdom	62,895,131	19.78%
United States	4,905,000	1.54%
	$318,001,648	100.00%

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.17%

60,000 BAE Systems PLC sponsored ADR	2,325,000
8,200 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	323,982
$2,648,982

AUTO PARTS & EQUIPMENT --- 1.69%

15,100 DENSO Corp unsponsored ADR	1,953,966
93,300 NOK Corp	1,909,430
$3,863,396

AUTOMOBILES --- 4.39%

69,700 Bayerische Motoren Werke AG	3,850,275
578,000 Denway Motors Ltd*	245,084
4,900 Hyundai Motor Co Ltd	390,377
144,450 Nissan Motor Co Ltd ^^	2,409,426
64,500 PT Astra International Tbk	169,922
29,200 Toyota Motor Corp sponsored ADR ^^	2,945,988
$10,011,072

BUILDING MATERIALS --- 0.16%

14,150 Cemex SAB de CV ^^	369,598
$369,598

CHEMICALS --- 4.69%

25,820 BASF AG sponsored ADR	3,503,818
44,700 Makhteshim-Agan Industries Ltd	326,717
4,700 NITTO DENKO Corp unsponsored ADR	1,987,944
26,700 Shin-Etsu Chemical Co Ltd	1,379,464
549,000 Sumitomo Chemical Co	3,513,864
$10,711,807

COMMUNICATIONS - EQUIPMENT --- 2.69%

312,500 Telefonaktiebolaget LM Ericsson ^^	6,140,625
$6,140,625

CONGLOMERATES --- 0.10%

17,300 Barloworld Ltd unsponsored ADR ^^	229,510
$229,510

COSMETICS & PERSONAL CARE --- 0.09%

19,800 Natura Cosmeticos SA	204,804
$204,804

DISTRIBUTORS --- 0.06%

40,000 China Resources Enterprise Ltd	128,491
$128,491

ELECTRIC COMPANIES --- 0.11%

14,500 Companhia Energetica de Minas Gerais sponsored ADR ^^	261,580
$261,580

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 4.38%

14,182 AU Optronics Corp ADR ^^	243,789
54,800 Koninklijke Philips Electronics NV NY Shrs	2,101,032
1,940 LG Electronics Inc	248,781
42,800 Murata Manufacturing Co Ltd	2,125,401
85,600 Sony Corp sponsored ADR	3,429,992
263,585 Thomson sponsored ADR	1,837,187
$9,986,182

ELECTRONICS - SEMICONDUCTOR --- 1.24%

400 Samsung Electronics Co Ltd	251,628
39,600 Taiwan Semiconductor Manufacturing Co Ltd	406,692
35,800 Tokyo Electron Ltd	2,176,445
$2,834,765

ENGINEERING & CONSTRUCTION --- 0.13%

2,385 Daelim Industrial Co Ltd	304,642
$304,642

FINANCIAL SERVICES --- 1.87%

84,035 Credit Suisse Group sponsored ADR ^^	4,275,701
$4,275,701

FOOD & BEVERAGES --- 8.49%

48,000 Diageo PLC sponsored ADR	3,903,360
10,400 Fomento Economico Mexicano SAB de CV sponsored ADR	434,512
209,668 Heineken NV ADR	6,111,403
27,825 Nestle SA sponsored ADR	3,476,734
161,800 Unilever NV NY Shrs ^^	5,457,514
$19,383,523

FOREIGN BANKS --- 14.29%

5,600 Banco Bradesco SA sponsored ADR ^^	155,456
132,600 Barclays PLC ^^	4,800,120
98,980 Credit Agricole SA	3,062,800
196,700 Danske Bank A/S unsponsored ADR	3,638,950
82,800 HSBC Holdings PLC sponsored ADR ^^	6,814,440
3,000 Kookmin Bank*	168,150
575,200 Mitsubishi UFJ Financial Group Inc	5,004,240
144,700 Nordea AB	2,345,164
370,600 Royal Bank of Scotland Group PLC	2,480,498
176,900 Societe Generale sponsored ADR ^^	3,467,240
21,111 Standard Bank Group Ltd	229,596
2,725 State Bank of India	241,163
58,100 Turkiye Is Bankasi	215,105
$32,622,922

GOLD, METALS & MINING --- 0.44%

11,000 Companhia Vale do Rio Doce ADR	381,040
4,400 Evraz Group SA	377,080
500 POSCO	240,319
$998,439

HOMEBUILDING --- 0.06%

17,900 Barratt Developments PLC	146,896
$146,896

INSURANCE RELATED --- 4.66%

376,875 Aegon NV	5,517,450
162,900 Zurich Financial Services AG ADR	5,115,060
$10,632,510

MACHINERY --- 1.47%

31,800 SMC Corp	3,352,909
$3,352,909

MISCELLANEOUS --- 2.10%

101,400 Hutchison Whampoa Ltd ADR	4,797,802
$4,797,802

OFFICE EQUIPMENT & SUPPLIES --- 2.63%

129,600 Canon Inc sponsored ADR ^^	6,009,552
$6,009,552

OIL & GAS --- 11.86%

101,100 BP PLC sponsored ADR	6,131,715
2,100 CNOOC Ltd ADR ^^	308,259
29,340 EnCana Corp	2,222,505
55,600 Eni SpA sponsored ADR ^^	3,786,916
3,500 LUKOIL sponsored ADR	299,250
8,850 OAO Gazprom sponsored ADR	451,350
46,000 PTT PLC	467,302
4,100 Petroleo Brasileiro SA ADR	418,651
85,400 Repsol YPF SA sponsored ADR	2,938,614
36,100 Royal Dutch Shell PLC ADR	2,432,418
4,300 Sasol Ltd sponsored ADR	208,077
97,400 Statoil ASA sponsored ADR	2,909,338
60,700 Total SA sponsored ADR	4,492,407
$27,066,802

PAPER & FOREST PRODUCTS --- 1.48%

188,925 UPM-Kymmene OYJ sponsored ADR	3,367,834
$3,367,834

PHARMACEUTICALS --- 8.23%

67,000 Eisai Co Ltd sponsored ADR	2,288,640
73,700 Glaxosmithkline PLC ADR	3,127,091
143,501 Novartis AG ADR	7,351,554
151,200 Sanofi-Aventis ADR	5,676,048
7,600 Teva Pharmaceutical Industries Ltd sponsored ADR	351,044
$18,794,377

PHOTOGRAPHY/IMAGING --- 2.23%

143,100 FUJIFILM Holdings Corp	5,085,774
$5,085,774

RAILROADS --- 0.67%

183 East Japan Railway Co	1,521,940
$1,521,940

REAL ESTATE --- 0.65%

104,450 Cheung Kong Holdings Ltd unsponsored ADR	1,482,971
$1,482,971

RETAIL --- 3.40%

535,200 Kingfisher PLC sponsored ADR ^^	2,808,194
820 Lotte Shopping Co Ltd	248,397
12,500 Massmart Holdings Ltd	102,959
102,800 Seven & I Holdings Co Ltd	2,578,250
372,700 William Morrison Supermarkets PLC	2,030,408
$7,768,208

SPECIALIZED SERVICES --- 1.27%

75,400 Publicis Groupe ADR ^^	2,891,319
$2,891,319

TELEPHONE & TELECOMMUNICATIONS --- 7.65%

184,000 NTT DoCoMo Inc sponsored ADR	2,806,000
104,400 Nippon Telegraph & Telephone Corp sponsored ADR	2,263,392
186,100 Nokia OYJ sponsored ADR	5,923,563
2,600 Orascom Telecom Holding SAE	177,840
6,700 PT Telekomunikasi Indonesia sponsored ADR	280,998
203,250 Vodafone Group PLC sponsored ADR	5,997,908
$17,449,701

TRANSPORTATION --- 2.12%

129,502 TNT NV ADR ^^	4,828,443
$4,828,443

TOTAL COMMON STOCK --- 96.47%	$220,173,077

(Cost $212,160,337)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

8,054,000 Federal Home Loan Bank	8,054,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 3.53%	$8,054,000

(Cost $8,054,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%	$228,227,077

(Cost $220,214,337)

Legend

* Non-income Producing Security

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Bank of America LLC, 2.500%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $40,950,844.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$220,173,077	$		$		$220,173,077
Short Term Investments			8,054,000			8,054,000

Total Assets	$220,173,077	$8,054,000	$-	$228,227,077

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $221,754,288. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,606,368 and gross depreciation of securities in which there was an excess of tax cost over value of $21,133,579, resulting in net appreciation of 6,472,789.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Attached Summary of Investments by Country.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2008
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Brazil	$1,745,513	0.76%
Canada	2,222,505	0.97%
Denmark	3,638,950	1.59%
Finland	9,291,397	4.07%
France	21,427,001	9.39%
Germany	7,354,093	3.22%
Hong Kong	6,962,607	3.05%
India	241,163	0.11%
Indonesia	450,920	0.20%
Israel	677,761	0.30%
Italy	3,786,916	1.66%
Japan	49,387,203	21.65%
Korea	1,852,294	0.81%
Mexico	804,110	0.35%
Netherlands	24,015,842	10.52%
Norway	2,909,338	1.27%
Russia	1,127,680	0.49%
South Africa	770,142	0.34%
Spain	2,938,614	1.29%
Sweden	8,485,789	3.72%
Switzerland	20,219,049	8.86%
Taiwan	650,481	0.29%
Thailand	467,302	0.20%
Turkey	215,105	0.09%
United Kingdom	43,175,888	18.92%
United States	13,409,414	5.88%
	$228,227,077	100.00%

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.46%

18,567 AAR Corp ^^*	506,322
6,161 Applied Signal Technology Inc	72,700
13,375 Ceradyne Inc ^^*	427,465
7,586 Cubic Corp ^^	215,670
21,886 Curtiss-Wright Corp	907,831
14,393 Esterline Technologies Corp*	724,975
27,653 GenCorp Inc ^^*	284,549
20,850 Moog Inc*	880,079
28,598 Orbital Sciences Corp*	689,212
17,286 Teledyne Technologies Inc*	812,442
8,178 Triumph Group Inc ^^	465,574
$5,986,819

AGRICULTURE --- 0.17%

8,859 Andersons Inc ^^	395,200
$395,200

AIR FREIGHT --- 0.21%

14,099 Forward Air Corp ^^	499,669
$499,669

AIRLINES --- 0.29%

17,933 Frontier Airlines Holdings Inc ^^*	45,370
13,155 Mesa Air Group Inc*	30,914
29,696 SkyWest Inc	627,180
$703,464

AUTO PARTS & EQUIPMENT --- 0.31%

8,906 Drew Industries Inc ^^*	217,841
7,002 Midas Inc ^^*	120,364
15,965 Spartan Motors Inc ^^	135,064
5,861 Standard Motor Products Inc ^^	35,869
11,340 Superior Industries International Inc ^^	235,305
$744,443

AUTOMOBILES --- 0.25%

31,449 Fleetwood Enterprises Inc ^^*	144,665
7,820 Lithia Motors Inc ^^	79,451
14,673 Monaco Coach Corp ^^	139,100
14,189 Winnebago Industries Inc ^^	239,794
$603,010

BANKS --- 5.84%

18,318 Boston Private Financial Holdings Inc ^^	193,988
13,710 Cascade Bancorp ^^	131,068

14,075 Central Pacific Financial Corp ^^	265,314
8,800 Columbia Banking System Inc ^^	196,944
14,507 Community Bank System Inc ^^	356,292
15,616 Corus Bankshares Inc ^^	151,944
30,905 East West Bancorp Inc ^^	548,564
37,125 First BanCorp ^^	377,190
31,150 First Commonwealth Financial Corp ^^	361,029
14,995 First Financial Bancorp ^^	201,683
23,761 First Midwest Bancorp Inc ^^	659,843
20,239 Frontier Financial Corp ^^	357,826
26,375 Glacier Bancorp Inc ^^	505,609
11,819 Hancock Holding Co ^^	496,634
18,856 Hanmi Financial Corp ^^	139,346
9,754 Independent Bank Corp ^^	101,247
9,193 Irwin Financial Corp ^^	48,815
10,661 Nara Bancorp Inc ^^	138,486
38,917 National Penn Bancshares Inc ^^*	707,900
32,491 Old National Bancorp ^^	584,838
12,076 PrivateBancorp Inc ^^	380,032
18,819 Prosperity Bancshares Inc ^^	539,353
15,478 Provident Bankshares Corp ^^	166,234
14,534 Signature Bank*	370,617
35,532 South Financial Group Inc ^^	528,006
8,721 Sterling Bancorp NY ^^	135,437
35,836 Sterling Bancshares Inc	356,210
25,287 Sterling Financial Corp	394,730
42,067 Susquehanna Bancshares Inc ^^	856,905
36,965 TrustCo Bank Corp NY ^^	328,619
51,116 UCBH Holdings Inc ^^	396,660
17,595 UMB Financial Corp	724,914
29,393 Umpqua Holdings Corp ^^	455,885
18,841 United Bankshares Inc ^^	502,113
20,040 United Community Banks Inc ^^	340,279
31,692 Whitney Holding Corp ^^	785,645
8,590 Wilshire Bancorp Inc ^^	65,628
11,525 Wintrust Financial Corp ^^	402,799
$14,254,626

BIOTECHNOLOGY --- 2.08%

16,900 ArQule Inc ^^*	72,332
14,200 Cambrex Corp ^^	98,406
27,515 Cubist Pharmaceuticals Inc*	506,826
9,088 Dionex Corp*	699,685
15,313 Enzo Biochem Inc ^^*	139,195
6,292 Kendle International Inc ^^*	282,637
15,057 LifeCell Corp ^^*	632,846
19,617 Meridian Bioscience Inc	655,796
27,540 PAREXEL International Corp	718,794
9,308 PharmaNet Development Group Inc ^^*	234,841
30,540 Regeneron Pharmaceuticals Inc*	586,063
21,496 Savient Pharmaceuticals Inc ^^*	429,920
$5,057,341

BROADCAST/MEDIA --- 0.03%

39,709 Radio One Inc*	60,358
$60,358

BUILDING MATERIALS --- 1.51%

14,247 Apogee Enterprises Inc	219,404
14,628 Gibraltar Industries Inc	171,586
12,873 Griffon Corp ^^*	110,708
20,554 Headwaters Inc ^^*	271,107
29,641 Lennox International Inc	1,066,187
9,658 NCI Building Systems Inc ^^*	233,724
18,289 Simpson Manufacturing Co Inc ^^	497,095
13,386 Texas Industries Inc ^^	804,632
9,262 Universal Forest Products Inc ^^	298,236
$3,672,679

CHEMICALS --- 1.51%

13,681 A Schulman Inc	280,871
12,156 Arch Chemicals Inc	452,933
16,832 Georgia Gulf Corp ^^	116,646
28,146 HB Fuller Co	574,460
6,076 Material Sciences Corp*	47,150
6,727 NewMarket Corp	507,552
14,717 OM Group Inc*	802,665
20,859 Omnova Solutions Inc*	83,227
5,491 Penford Corp ^^	119,319
45,594 PolyOne Corp*	290,434
5,006 Quaker Chemical Corp	156,638
20,280 Tronox Inc	79,092
10,468 Zep Inc ^^	169,791
$3,680,778

COMMUNICATIONS - EQUIPMENT --- 1.28%

66,219 Arris Group Inc*	385,395
5,805 Bel Fuse Inc Class B ^^	161,727
8,666 Black Box Corp	267,346
18,697 Blue Coat Systems Inc	412,082
11,851 Comtech Telecommunications Corp*	462,189
12,574 Digi International Inc*	145,104
12,762 Ditech Networks Inc*	37,520
45,663 Harmonic Inc*	347,039
17,290 NETGEAR Inc*	344,936
14,296 Network Equipment Technologies Inc ^^*	93,925
10,743 PC-Tel Inc*	73,052
22,504 SymmetriCom Inc ^^*	78,539
6,439 Tollgrade Communications Inc*	33,740
12,972 ViaSat Inc*	281,752
$3,124,346

COMPUTER HARDWARE & SYSTEMS --- 0.60%

59,183 Adaptec Inc*	173,998
15,792 Avid Technology Inc ^^*	384,377
12,917 Hutchinson Technology Inc ^^*	205,509
16,032 Novatel Wireless Inc ^^*	155,190
28,046 Secure Computing Corp ^^*	180,897
14,790 Smith Micro Software Inc ^^*	90,515
11,767 Synaptics Inc ^^*	280,996
$1,471,482

COMPUTER SOFTWARE & SERVICES --- 6.48%

38,341 ANSYS Inc (1)	1,323,531
27,852 Allscripts Healthcare Solutions Inc ^^*	287,433
7,762 Ansoft Corp*	236,896
6,467 Bankrate Inc ^^*	322,639
22,048 Blackbaud Inc	535,325
14,724 CACI International Inc Class A*	670,678
26,179 CIBER Inc*	128,277
13,041 Captaris Inc*	57,641
4,476 Catapult Communications Corp*	23,051
21,559 Concur Technologies Inc ^^*	669,407
14,580 DealerTrack Holdings Inc*	294,808
15,199 EPIQ Systems Inc ^^	235,888
28,581 Epicor Software Corp ^^*	320,107
20,774 FactSet Research Systems Inc	1,119,095
16,818 InfoSpace Inc ^^	194,584
43,077 Informatica Corp*	734,894
12,991 JDA Software Group Inc*	237,086
9,053 MAXIMUS Inc ^^	332,336
40,127 MICROS Systems Inc (1)	1,350,675
9,579 ManTech International Corp*	434,503
11,987 Manhattan Associates Inc*	274,862
16,878 Omnicell Inc*	339,248
20,699 Phase Forward Inc*	353,539
13,410 Phoenix Technologies Ltd ^^*	210,001
20,593 Progress Software Corp*	616,143
8,581 Quality Systems Inc ^^	256,314
13,171 Radiant Systems Inc ^^*	183,999
6,405 SI International Inc*	122,912
8,694 SPSS Inc ^^*	337,153
12,898 Sonic Solutions ^^*	124,466
15,990 Sykes Enterprises Inc*	281,264
32,553 THQ Inc*	709,655
37,620 Take-Two Interactive Software Inc*	960,062
16,721 Tyler Technologies Inc ^^*	233,760
33,228 United Online Inc	350,888
22,237 Websense Inc*	416,944
23,820 j2 Global Communications Inc*	531,662
$15,811,726

CONGLOMERATES --- 0.13%

6,111 Standex International Corp	136,520
10,529 Tredegar Corp ^^	191,733
$328,253

CONTAINERS --- 0.07%

13,773 Myers Industries Inc	180,839
$180,839

COSMETICS & PERSONAL CARE --- 0.31%

9,378 Chattem Inc ^^*	622,137
7,641 Mannatech Inc ^^	54,480
4,107 USANA Health Sciences Inc ^^*	90,477
$767,094

DISTRIBUTORS --- 1.90%

17,747 Applied Industrial Technologies Inc	530,458
8,948 Audiovox Corp Class A ^^*	95,565
14,380 Building Materials Holding Corp ^^	62,984
12,323 Kaman Corp Class A	348,618
55,956 LKQ Corp (1)	1,257,331
2,044 Lawson Products Inc ^^	56,312
6,424 Nash Finch Co ^^	218,288
17,415 Performance Food Group Co*	569,122
10,721 Spartan Stores Inc	223,533
21,094 United Natural Foods Inc ^^*	394,669
12,049 Watsco Inc ^^	499,070
13,990 World Fuel Services Corp	392,699
$4,648,649

ELECTRIC COMPANIES --- 1.13%

12,675 ALLETE Inc ^^	489,509
6,640 CH Energy Group Inc ^^	258,296
5,029 Central Vermont Public Service Corp ^^	120,193
29,451 Cleco Corp	653,223
22,098 El Paso Electric Co*	472,234
12,314 UIL Holdings Corp	371,021
17,320 UniSource Energy Corp	385,543
$2,750,019

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 7.46%

10,591 AO Smith Corp	348,126
20,677 Acuity Brands Inc ^^	888,077
11,138 Agilysys Inc ^^	129,201
14,781 Anixter International Inc*	946,575
22,510 Baldor Electric Co	630,280
21,597 Belden Inc	762,806
33,847 Benchmark Electronics Inc*	607,554
25,160 Brightpoint Inc*	210,338
12,561 C&D Technologies Inc ^^*	63,056
16,511 CTS Corp	176,668
19,511 Checkpoint Systems Inc*	523,870
21,229 Cognex Corp	463,429
16,519 Daktronics Inc ^^	295,855
13,649 Electro Scientific Industries Inc*	224,936
8,155 Faro Technologies Inc*	254,273
67,175 Flir Systems Inc (1)	2,021,296
11,584 Gerber Scientific Inc*	102,982
23,847 Insight Enterprises Inc*	417,323
15,013 Itron Inc (1) ^^*	1,354,623
6,757 Keithley Instruments Inc	65,543
11,116 Littelfuse Inc*	388,727
9,070 LoJack Corp*	114,645
8,626 MTS Systems Corp	278,275
14,875 MagneTek Inc*	51,170
11,162 Mercury Computer Systems Inc ^^*	62,730
18,582 Methode Electronics Inc Class A ^^	217,224
17,588 Newport Corp ^^*	196,458
9,953 Park Electrochemical Corp	257,285
8,683 Photon Dynamics Inc ^^*	92,040
8,691 Planar Systems Inc*	34,851
22,740 Plexus Corp*	637,857

10,986 RadiSys Corp ^^*	110,849
15,343 Regal-Beloit Corp	562,014
8,768 Rogers Corp ^^*	292,939
8,263 SYNNEX Corp*	175,341
12,699 ScanSource Inc ^^*	459,577
20,745 TTM Technologies Inc*	234,833
20,018 Technitrol Inc	463,016
59,301 Trimble Navigation Ltd (1)*	1,695,416
7,130 Universal Electronics Inc*	172,617
15,596 Veeco Instruments Inc ^^*	259,361
9,373 Vicor Corp ^^	111,914
29,020 Woodward Governor Co	775,414
14,322 X-Rite Inc ^^*	85,502
$18,216,866

ELECTRONICS - SEMICONDUCTOR --- 3.30%

16,241 ATMI Inc*	451,987
12,968 Actel Corp*	198,540
17,505 Advanced Energy Industries Inc*	232,116
50,044 Axcelis Technologies Inc ^^*	280,246
32,088 Brooks Automation Inc*	311,895
11,597 Cabot Microelectronics Corp ^^*	372,844
11,284 Cohu Inc	183,365
14,840 Cymer Inc ^^*	386,434
15,870 DSP Group Inc*	202,184
15,744 Diodes Inc ^^	345,738
22,785 Exar Corp ^^*	187,521
17,834 FEI Co ^^*	389,316
33,221 Kopin Corp*	88,368
26,121 Kulicke & Soffa Industries Inc ^^*	124,858
22,423 MKS Instruments Inc*	479,852
25,285 Micrel Inc ^^	234,392
38,272 Microsemi Corp ^^*	872,602
12,819 Pericom Semiconductor Corp*	188,183
20,500 Photronics Inc ^^*	195,775
14,925 Rudolph Technologies Inc ^^*	145,817
79,326 Skywork Solutions Inc*	577,493
11,429 Standard Microsystems Corp*	333,498
6,300 Supertex Inc ^^*	128,583
11,438 Ultratech Inc ^^*	109,919
37,145 Varian Semiconductor Equipment Associates Inc ^^	1,045,632
$8,067,158

ENGINEERING & CONSTRUCTION --- 1.37%

31,925 EMCOR Group Inc	709,054
13,445 Insituform Technologies Inc Class A ^^*	185,944
39,998 Shaw Group Inc (1)*	1,885,506
28,770 Tetra Tech Inc*	561,303
$3,341,807

FINANCIAL SERVICES --- 1.00%

8,668 Anchor Bancorp Wisconsin Inc ^^	164,432
23,788 Bank Mutual Corp	255,483
20,308 BankAtlantic Bancorp Inc Class B ^^	79,404
15,356 BankUnited Financial Corp ^^	76,934
28,502 Brookline Bancorp Inc ^^	327,203
12,281 Dime Community Bancshares	214,672

9,543 Downey Financial Corp ^^	175,400
12,464 Financial Federal Corp ^^	271,840
7,226 FirstFed Financial Corp ^^*	196,186
17,994 Flagstar Bancorp Inc ^^	129,917
12,417 Franklin Bank Corp ^^*	37,624
17,378 Guaranty Financial Group Inc ^^*	184,554
7,421 Portfolio Recovery Associates Inc ^^	318,287
$2,431,936

FOOD & BEVERAGES --- 1.54%

4,997 Boston Beer Co Inc*	237,557
38,297 Flowers Foods Inc	947,851
19,621 Hain Celestial Group Inc*	578,820
6,869 J&J Snack Foods Corp	188,691
15,276 Lance Inc ^^	299,410
6,137 Peets Coffee & Tea Inc ^^*	144,281
12,710 Ralcorp Holdings Inc*	739,087
7,528 Sanderson Farms Inc ^^	286,139
15,272 TreeHouse Foods Inc*	349,118
$3,770,954

GOLD, METALS & MINING --- 2.15%

8,005 AM Castle & Co ^^	216,135
10,891 AMCOL International Corp ^^	340,126
9,979 Brush Engineered Materials Inc*	256,161
14,251 Century Aluminum Co ^^*	943,986
39,396 Massey Energy Co (1)	1,437,954
13,005 Patriot Coal Corp ^^*	610,845
18,255 Quanex Corp	944,514
11,332 RTI International Metals Inc ^^*	512,320
$5,262,041

HEALTH CARE RELATED --- 4.46%

26,178 AMERIGROUP Corp ^^*	715,445
5,300 Air Methods Corp*	256,361
15,357 AmSurg Corp ^^*	363,654
12,956 Amedisys Inc*	509,689
21,370 Centene Corp*	297,898
11,820 Chemed Corp	498,804
15,619 Cross Country Healthcare Inc ^^*	193,207
12,169 Cryolife Inc ^^*	114,389
13,727 Gentiva Health Services Inc*	298,700
10,779 HMS Holdings Corp ^^*	307,740
18,202 HealthExtras Inc*	452,138
17,577 Healthways Inc ^^*	621,171
9,046 LCA-Vision Inc ^^	113,075
7,051 LHC Group Inc ^^*	118,457
16,084 Martek Biosciences Corp ^^*	491,688
10,499 Matria Healthcare Inc ^^*	234,128
6,668 MedCath Corp ^^*	121,358
6,961 Molina Healthcare Inc ^^*	169,988
16,008 Odyssey Healthcare Inc*	144,072
20,032 Owens & Minor Inc	788,059
31,648 PSS World Medical Inc ^^*	527,256
8,975 Palomar Medical Technologies Inc ^^*	135,523
23,748 Pediatrix Medical Group Inc (1)*	1,600,615
14,857 PharMerica Corp ^^*	246,180

8,828 RehabCare Group Inc ^^*	132,420
12,424 Res-Care Inc*	213,072
21,924 Sunrise Senior Living Inc ^^*	488,467
17,343 Symmetry Medical Inc*	287,894
15,868 inVentiv Health Inc*	457,157
$10,898,605

HOMEBUILDING --- 0.40%

37,953 Champion Enterprises Inc ^^*	380,669
6,032 M/I Homes Inc ^^	102,423
12,868 Meritage Homes Corp ^^*	248,610
3,327 Skyline Corp ^^	92,557
31,782 Standard Pacific Corp ^^	154,461
$978,720

HOTELS/MOTELS --- 0.13%

10,402 Marcus Corp ^^	199,718
6,914 Monarch Casino & Resort Inc*	122,447
$322,165

HOUSEHOLD GOODS --- 0.64%

5,778 Bassett Furniture Industries Inc ^^	71,301
35,136 Central Garden & Pet Co ^^*	156,004
14,204 Ethan Allen Interiors Inc ^^	403,820
25,165 La-Z-Boy Inc ^^	209,876
7,122 Libbey Inc	119,934
2,309 National Presto Industries Inc	120,992
8,181 Russ Berrie & Co Inc*	115,025
19,896 Spectrum Brands Inc ^^*	90,925
8,297 WD-40 Co ^^	275,875
$1,563,752

INSURANCE RELATED --- 2.92%

21,018 Delphi Financial Group Inc Class A	614,356
17,989 Hilb Rogal & Hobbs Co	566,114
7,929 Infinity Property & Casualty Corp	329,846
7,514 LandAmerica Financial Group Inc ^^	296,578
6,525 Navigators Group Inc*	354,960
28,580 Philadelphia Consolidated Holding Corp*	920,276
10,559 Presidential Life Corp	184,149
15,762 ProAssurance Corp*	848,468
8,876 RLI Corp ^^	439,983
3,846 SCPIE Holdings Inc*	105,957
7,922 Safety Insurance Group Inc	270,378
26,366 Selective Insurance Group Inc	629,620
8,825 Stewart Information Services Corp ^^	247,012
9,872 Tower Group Inc	248,478
6,060 Triad Guaranty Inc ^^*	30,300
10,617 United Fire & Casualty Co	397,076
18,162 Zenith National Insurance Corp	651,289
$7,134,840

INVESTMENT BANK/BROKERAGE FIRM --- 0.84%

21,371 Investment Technology Group Inc*	986,913
26,484 LaBranche & Co Inc ^^*	115,205
7,666 Piper Jaffray Cos Inc ^^*	260,337
10,861 SWS Group Inc ^^	132,830

14,046 TradeStation Group Inc ^^*	119,672
21,595 optionsXpress Holdings Inc	447,232
$2,062,189

LEISURE & ENTERTAINMENT --- 1.49%

6,466 4Kids Entertainment Inc*	63,173
5,881 Arctic Cat Inc ^^	42,872
14,010 JAKKS Pacific Inc*	386,256
36,677 Live Nation ^^*	444,892
11,315 Multimedia Games Inc ^^*	60,422
15,444 Nautilus Group Inc ^^	50,811
29,335 Pinnacle Entertainment Inc ^^*	375,488
16,456 Polaris Industries Inc ^^	674,861
23,357 Pool Corp ^^	441,214
8,784 RC2 Corp*	184,200
17,227 Shuffle Master Inc ^^*	92,164
10,174 Sturm Ruger & Co Inc ^^*	83,834
20,318 WMS Industries Inc	730,838
$3,631,025

MACHINERY --- 3.65%

12,889 Albany International Corp Class A ^^	465,808
9,386 Astec Industries Inc*	363,801
22,261 Barnes Group Inc	510,890
24,327 Briggs & Stratton Corp ^^	435,453
25,147 CLARCOR Inc	893,976
4,458 Cascade Corp ^^	219,824
10,587 EnPro Industries Inc ^^*	330,209
25,983 Gardner Denver Inc*	963,969
10,559 Intevac Inc*	136,739
13,617 Kaydon Corp ^^	597,922
5,794 Lindsay Corp ^^	593,711
8,070 Lydall Inc*	92,402
18,155 Mueller Industries Inc	523,772
16,876 Robbins & Myers Inc	551,001
10,283 Stratasys Inc ^^	183,037
18,336 Toro Co	758,927
8,511 Valmont Industries Inc ^^	748,032
15,024 Wabash National Corp ^^	135,066
14,497 Watts Water Technologies Inc ^^	406,351
$8,910,890

MEDICAL PRODUCTS --- 3.84%

10,608 Abaxis Inc*	245,787
35,456 American Medical Systems Holdings Inc ^^*	503,121
6,556 Analogic Corp	436,236
13,012 ArthroCare Corp ^^*	433,950
11,691 BioLase Technology Inc ^^*	36,125
14,010 CONMED Corp*	359,216
22,019 Cooper Cos Inc	758,114
10,991 Cyberonics Inc ^^*	159,370
6,348 Datascope Corp	262,998
11,055 Greatbatch Inc ^^*	203,523
12,541 Haemonetics Corp*	747,193
5,992 ICU Medical Inc ^^*	172,390
29,833 IDEXX Laboratories Inc (1)	1,469,574
34,246 Immucor Inc*	730,810

9,032 Integra LifeSciences Holdings ^^*	392,621
15,679 Invacare Corp ^^	349,328
5,837 Kensey Nash Corp ^^*	168,981
16,512 Mentor Corp ^^	424,689
13,364 Merit Medical Systems Inc*	211,552
8,675 Osteotech Inc*	41,206
7,513 SurModics Inc ^^*	314,644
16,283 Theragenics Corp*	64,155
3,902 Vital Signs Inc	197,636
15,722 West Pharmaceutical Services Inc ^^	695,384
$9,378,603

OFFICE EQUIPMENT & SUPPLIES --- 0.75%

26,588 Brady Corp Class A	888,837
27,395 Interface Inc	384,900
11,442 United Stationers Inc ^^*	545,783
$1,819,520

OIL & GAS --- 8.10%

13,509 Atwood Oceanics Inc (1)*	1,239,045
11,017 BASiC Energy Services Inc ^^*	243,255
11,699 Bristow Group Inc*	627,885
47,851 Cabot Oil & Gas Corp Class A (1)	2,432,736
9,989 Carbo Ceramics Inc ^^	400,559
13,379 Dril-Quip Inc*	621,722
5,357 Gulf Island Fabrication Inc ^^	153,853
44,868 Helix Energy Solutions Group Inc (1) ^^*	1,413,342
11,307 Hornbeck Offshore Services Inc ^^*	516,391
40,484 ION Geophysical Corp*	558,679
7,166 Lufkin Industries Inc ^^	457,334
13,052 Matrix Service Co ^^*	224,233
9,126 NATCO Group Inc*	426,641
26,958 Oceaneering International Inc (1)*	1,698,354
20,377 Penn Virginia Corp	898,422
21,184 PetroQuest Energy Inc ^^*	367,331
7,294 Petroleum Development Corp ^^*	505,255
24,354 Pioneer Drilling Co ^^*	387,959
11,054 SEACOR SMIT Inc ^^*	943,569
30,845 St Mary Land & Exploration Co	1,187,533
13,850 Stone Energy Corp*	724,494
7,699 Superior Well Services Inc ^^*	168,377
14,802 Swift Energy Co*	665,942
36,441 TETRA Technologies Inc ^^*	577,225
23,073 Unit Corp (1)*	1,307,085
15,100 W-H Energy Services Inc*	1,039,635
$19,786,856

PAPER & FOREST PRODUCTS --- 0.66%

19,216 Buckeye Technologies Inc*	214,451
9,794 Chesapeake Corp ^^	47,109
5,157 Deltic Timber Corp ^^	287,245
7,317 Neenah Paper Inc ^^	188,632
16,372 Rock-Tenn Co Class A	490,669
7,582 Schweitzer-Mauduit International Inc	175,447
24,594 Wausau Paper Corp ^^	203,146
$1,606,699

PERSONAL LOANS --- 0.40%

14,296 Cash America International Inc	520,374
13,382 First Cash Financial Services Inc*	138,236
13,141 Rewards Network Inc*	58,872
8,286 World Acceptance Corp ^^*	263,909
$981,391

PHARMACEUTICALS --- 0.60%

21,614 Alpharma Inc Class A ^^*	566,503
12,016 Noven Pharmaceuticals Inc ^^*	107,904
23,292 Salix Pharmaceuticals Ltd ^^*	146,274
17,762 Sciele Pharma Inc ^^*	346,359
34,232 ViroPharma Inc ^^*	306,034
$1,473,074

POLLUTION CONTROL --- 0.41%

32,823 Waste Connections Inc*	1,008,979
$1,008,979

PRINTING & PUBLISHING --- 0.26%

8,606 AH Belo Corp ^^*	98,367
12,876 Bowne & Co Inc	196,359
5,418 Consolidated Graphics Inc*	303,679
6,186 Standard Register Co ^^	48,189
$646,594

REAL ESTATE --- 5.68%

15,752 Acadia Realty Trust REIT	380,411
32,103 BioMed Realty Trust Inc REIT	766,941
23,146 Colonial Properties Trust REIT ^^	556,661
3,274 Deerfield Capital Corp REIT	4,616
46,384 DiamondRock Hospitality Co REIT	587,685
11,651 EastGroup Properties Inc REIT ^^	541,305
14,778 Entertainment Properties REIT ^^	728,999
12,491 Essex Property Trust REIT (1)	1,423,724
32,505 Extra Space Storage Inc REIT	526,256
17,426 Forestar Real Estate Group Inc*	434,082
15,966 Home Properties Inc REIT ^^	766,208
28,667 Inland Real Estate Corp REIT ^^	436,025
16,098 Kilroy Realty Corp REIT	790,573
14,182 Kite Realty Group Trust REIT ^^	198,548
9,929 LTC Properties Inc REIT	255,275
30,014 Lexington Corp Properties Trust REIT ^^	432,502
31,671 Medical Properties Trust Inc REIT ^^	358,516
12,616 Mid-America Apartment Communities Inc REIT ^^	628,781
35,501 National Retail Properties Inc REIT ^^	782,797
7,493 PS Business Parks Inc REIT	388,887
7,451 Parkway Properties Inc REIT ^^	275,389
19,237 Pennsylvania Real Estate Investment Trust REIT ^^	469,190
46,448 Senior Housing Properties Trust REIT	1,100,818
10,653 Sovran Self Storage Inc REIT ^^	454,990
15,339 Tanger Factory Outlet Centers Inc REIT ^^	590,091
$13,879,270

RESTAURANTS --- 2.14%

7,527 Buffalo Wild Wings Inc ^^*	184,412
13,039 CEC Entertainment Inc*	376,566

26,763 CKE Restaurants Inc ^^	300,281
14,285 California Pizza Kitchen Inc ^^	187,276
7,356 IHOP Corp ^^	352,352
29,156 Jack In The Box Inc	783,422
6,085 Landry's Restaurants Inc ^^	99,064
10,842 O'Charley's Inc ^^	124,900
11,832 PF Changs China Bistro Inc ^^*	336,502
14,742 Panera Bread Co Class A ^^*	617,542
10,166 Papa John's International Inc*	246,119
8,229 Red Robin Gourmet Burgers Inc*	309,164
9,739 Ruth's Chris Steak House Inc ^^*	67,296
29,761 Sonic Corp ^^*	655,932
13,945 Steak N Shake Co ^^*	109,747
26,395 Texas Roadhouse Inc ^^*	258,671
30,875 Triarc Cos Inc ^^	213,346
$5,222,592

RETAIL --- 4.03%

26,239 Aaron Rents Inc	565,188
10,729 Big 5 Sporting Goods Corp ^^	94,093
7,719 Blue Nile Inc ^^*	417,984
19,348 Cabelas Inc ^^*	273,968
24,819 Casey's General Stores Inc	560,909
15,279 Cato Corp Class A	228,268
12,220 Charlotte Russe Holding Inc ^^*	211,895
11,530 Children's Place ^^*	283,177
17,411 Christopher & Banks Corp ^^	173,936
22,107 Dress Barn Inc ^^*	286,065
23,637 Finish Line Inc	112,512
19,722 Freds Inc	202,151
11,157 Genesco Inc ^^*	257,838
11,241 Great Atlantic & Pacific Tea Co Inc ^^*	294,739
11,312 Group 1 Automotive Inc ^^	265,606
14,028 Gymboree Corp*	559,437
10,685 Haverty Furniture Inc ^^	113,688
14,914 Hibbett Sports Inc ^^*	230,272
21,332 Hot Topic Inc*	91,941
12,201 Jo-Ann Stores Inc ^^*	179,721
8,897 Jos A Bank Clothiers Inc ^^*	182,389
15,509 Longs Drug Stores Corp	658,512
8,987 MarineMax Inc ^^*	111,978
25,622 Men's Wearhouse Inc	596,224
20,322 Pep Boys - Manny Moe & Jack ^^	202,407
8,437 School Specialty Inc ^^*	266,103
21,839 Select Comfort Corp ^^*	78,620
14,401 Sonic Automotive Inc ^^	295,941
20,266 Stage Stores Inc ^^	328,309
7,957 Stamps.com Inc*	81,639
12,640 Stein Mart Inc ^^	71,037
15,980 Tractor Supply Co*	631,530
14,733 Tuesday Morning Corp ^^*	76,317
12,089 Tween Brands Inc ^^*	299,082
20,921 Zale Corp ^^*	413,399
8,801 Zumiez Inc ^^*	138,088
$9,834,963

SHOES --- 1.41%

21,654 Brown Shoe Co Inc	326,326
40,349 Crocs Inc ^^	704,897
6,366 Deckers Outdoor Corp*	686,382
28,089 Iconix Brand Group Inc ^^*	487,344
13,099 K-Swiss Inc ^^	207,226
15,937 Skechers USA Inc*	322,087
24,635 Wolverine World Wide Inc	714,661
$3,448,923

SPECIALIZED SERVICES --- 3.68%

21,619 ABM Industries Inc	485,130
14,736 AMN Healthcare Services Inc*	227,229
11,168 Administaff Inc	263,676
4,781 Angelica Corp	85,771
13,858 Arbitron Inc ^^	598,111
12,868 Bright Horizons Family Solutions Inc*	553,839
6,668 CDI Corp	167,033
2,603 CPI Corp	44,954
13,576 Coinstar Inc ^^*	382,029
33,686 CyberSource Corp*	492,152
9,762 G&K Services Inc Class A	347,625
11,400 Gevity HR Inc	98,724
21,007 Healthcare Services Group Inc ^^	433,584
8,456 Heidrick & Struggles International Inc ^^	275,074
30,300 Hillenbrand Inc	651,450
13,589 Knot Inc ^^*	159,671
16,944 Mobile Mini Inc ^^*	321,936
17,338 On Assignment Inc ^^*	110,096
15,617 Perficient Inc ^^*	123,999
11,890 PetMed Express Inc ^^*	131,860
4,138 Pre-Paid Legal Services Inc ^^*	175,493
27,344 Spherion Corp*	167,345
5,553 StarTek Inc*	51,143
21,461 TrueBlue Inc ^^*	288,436
10,258 Universal Technical Institute Inc ^^*	120,326
10,061 Viad Corp ^^	362,297
6,563 Volt Information Sciences Inc ^^*	111,308
20,712 Watson Wyatt & Co Holdings	1,175,406
19,217 Wright Express Corp*	590,538
$8,996,235

TELEPHONE & TELECOMMUNICATIONS --- 0.20%

43,450 FairPoint Communications Inc	341,083
22,120 General Communication Inc Class A ^^*	135,817
1,060 Metrocall Inc (rights) @ *	0
$476,900

TEXTILES --- 0.94%

22,579 Fossil Inc*	689,563
9,231 Maidenform Brands Inc ^^*	150,188
9,448 Movado Group Inc	184,142
6,834 Oxford Industries Inc ^^	153,970
5,549 Perry Ellis International Inc*	121,135
61,116 Quiksilver Inc*	599,548

6,987 UniFirst Corp	259,148
7,150 Volcom Inc ^^*	144,502
$2,302,196

TOBACCO --- 0.11%

43,550 Alliance One International Inc*	263,042
$263,042

TRANSPORTATION --- 2.10%

12,317 Arkansas Best Corp ^^	392,420
27,767 Heartland Express Inc ^^	395,957
18,420 Hub Group Inc*	605,834
26,296 Kirby Corp (1)*	1,498,872
28,215 Knight Transportation Inc ^^	464,419
25,701 Landstar System Inc (1)	1,340,564
13,869 Old Dominion Freight Line Inc ^^*	441,450
$5,139,516

UNIT INVESTMENT TRUST --- 0.07%

3,000 iShares SmallCap 600 Index Fund ^^	179,790
$179,790

UTILITIES --- 3.26%

44,029 Atmos Energy Corp	1,122,740
25,947 Avista Corp	507,523
10,664 Laclede Group Inc	379,958
20,476 New Jersey Resources Corp	635,780
12,925 Northwest Natural Gas Co	561,462
35,928 Piedmont Natural Gas Co Inc ^^	943,469
14,499 South Jersey Industries Inc	509,060
60,579 Southern Union Co (1)	1,409,673
21,067 Southwest Gas Corp	589,033
52,251 UGI Corp (1)	1,302,095
$7,960,793

WATER --- 0.12%

8,417 American States Water Co ^^	303,012
$303,012

TOTAL COMMON STOCK --- 96.67%	$236,042,691

(Cost $239,543,144)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

7,567,000 Federal Home Loan Bank	7,567,000
1.520% April 1, 2008
575,000 United States of America (1)	574,897
4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 3.33%	$8,141,897

(Cost $8,141,897)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%	$244,184,588

(Cost $247,685,041)

Legend

* Non-income Producing Security

?  Security is fair valued at March 31, 2008.

(1) Collateral or Segregated Assets for Futures

@ Security has no market value at March 31, 2008.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $78,444,992.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$236,042,691	$		$		$236,042,691
Short Term Investments			8,141,897			8,141,897

Total Assets	$236,042,691		$8,141,897		$-	$244,184,588

As of March 31, 2008, the Maxim Index 600 Portfolio had 23 open Russell 2000 futures contracts. The contracts expire in June 2008 and the Portfolio has recorded unrealized appreciation of $289,475.

At March 31, 2008, the U.S. Federal income tax cost basis was $248,945,924. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $39,125,440 and gross depreciation of securities in which there was an excess of tax cost over value of $43,886,776, resulting in net depreciation of $4,761,336.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.44%

82,320 Precision Castparts Corp	8,403,226
$8,403,226

AGRICULTURE --- 6.58%

113,615 Bunge Ltd ^^	9,870,871
114,890 Monsanto Co	12,810,235
$22,681,106

BIOTECHNOLOGY --- 14.81%

343,060 Celgene Corp ^^*	21,026,147
56,260 Genentech Inc*	4,567,187
495,113 Gilead Sciences Inc	25,513,173
$51,106,507

BROADCAST/MEDIA --- 8.64%

265,733 Research in Motion Ltd	29,823,212
$29,823,212

CHEMICALS --- 7.99%

177,573 Potash Corp of Saskatchewan Inc	27,561,105
$27,561,105

COMMUNICATIONS - EQUIPMENT --- 1.96%

281,395 Cisco Systems Inc*	6,778,806
$6,778,806

COMPUTER HARDWARE & SYSTEMS --- 8.40%

201,956 Apple Computer Inc*	28,980,686
$28,980,686

COMPUTER SOFTWARE & SERVICES --- 4.69%

95,113 Akamai Technologies Inc ^^*	2,678,382
66,040 Electronic Arts Inc*	3,296,717
23,185 Google Inc*	10,212,297
$16,187,396

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.77%

572,205 ABB Ltd sponsored ADR	15,403,759
112,700 Sony Corp sponsored ADR	4,515,889
$19,919,648

GOLD, METALS & MINING --- 4.78%

475,940 Companhia Vale do Rio Doce ADR	16,486,562
$16,486,562

HOUSEHOLD GOODS --- 4.68%

230,382 Procter & Gamble Co	16,142,867
$16,142,867

INVESTMENT BANK/BROKERAGE FIRM --- 4.90%

62,735 Goldman Sachs Group Inc	10,375,742
106,400 Lehman Brothers Holdings Inc	4,004,896
61,940 Merrill Lynch & Co Inc ^^	2,523,436
$16,904,074

LEISURE & ENTERTAINMENT --- 0.90%

154,525 Boyd Gaming Corp ^^	3,090,500
$3,090,500

MEDICAL PRODUCTS --- 2.10%

51,070 Alcon Inc ^^	7,264,708
$7,264,708

OIL & GAS --- 8.84%

38,420 Apache Corp	4,641,904
49,955 EOG Resources ^^	5,994,600
159,210 Hess Corp	14,039,138
79,640 Occidental Petroleum Corp	5,827,259
$30,502,901

RETAIL --- 3.55%

302,580 CVS Caremark Corp	12,257,516
$12,257,516

TELEPHONE & TELECOMMUNICATIONS --- 0.89%

199,420 Time Warner Telecom Inc ^^*	3,089,016
$3,089,016

TOTAL COMMON STOCK --- 91.89%	$317,179,836

(Cost $215,220,523)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

160,000 Fannie Mae	159,982
2.030% April 3, 2008
16,919,000 Federal Home Loan Bank	16,919,000
1.520% April 1, 2008
10,500,000 Federal Home Loan Bank	10,499,125
1.520% April 3, 2008
400,000 Freddie Mac	399,956
2.030% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 8.11%	$27,978,063

(Cost $27,978,063)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%	$345,157,899

(Cost $243,198,586)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $30,047,295.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$317,179,836	$		$		$317,179,836
Short Term Investments			27,978,063			27,978,063

Total Assets	$317,179,836		$27,978,063		$-	$345,157,899

At March 31, 2008, the U.S. Federal income tax cost basis was $243,259,161. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $113,615,368 and gross depreciation of securities in which there was an excess of tax cost over value of $11,716,630, resulting in net appreciation of $101,898,738.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 3.74%

34,354 AAR Corp ^^*	936,834
38,036 BE Aerospace Inc*	1,329,358
46,686 Ducommun Inc*	1,291,802
74,964 Moog Inc*	3,164,230
62,067 Teledyne Technologies Inc ^^*	2,917,149
$9,639,373

AGRICULTURE --- 0.37%

29,327 Scotts Co Class A	950,781
$950,781

AUTO PARTS & EQUIPMENT --- 0.93%

63,447 Commercial Vehicle Group Inc ^^*	628,760
11,222 Drew Industries Inc ^^*	274,490
86,995 Gentex Corp ^^	1,491,964
$2,395,214

AUTOMOBILES --- 0.23%

34,550 Winnebago Industries Inc ^^	583,895
$583,895

BANKS --- 6.20%

50,209 Bank of the Ozarks Inc ^^	1,199,995
119,248 CVB Financial Corp ^^	1,241,372
91,237 East West Bancorp Inc ^^	1,619,457
83,389 First State Bancorp ^^	1,116,579
51,608 Hancock Holding Co ^^	2,168,568
28,761 Iberiabank Corp ^^	1,272,674
50,606 Old National Bancorp ^^	910,908
32,186 Pennsylvania Commerce Bancorp Inc ^^*	844,883
63,745 Prosperity Bancshares Inc ^^	1,826,932
37,872 Signature Bank*	965,736
193,775 Sterling Bancshares Inc ^^	1,926,124
52,795 United Community Banks Inc ^^	896,459
$15,989,687

BIOTECHNOLOGY --- 0.71%

75,452 PerkinElmer Inc	1,829,711
$1,829,711

BROADCAST/MEDIA --- 0.82%

35,987 General Cable Corp ^^*	2,125,752
$2,125,752

BUILDING MATERIALS --- 1.41%

56,931 Armstrong World Industries Inc	2,030,159
26,498 Texas Industries Inc ^^	1,592,795
$3,622,954

CHEMICALS --- 2.30%

25,501 Cytec Industries Inc	1,373,229
40,348 FMC Corp	2,238,911
25,651 Minerals Technologies Inc ^^	1,610,883
43,300 Zep Inc ^^	702,326
$5,925,349

COMMUNICATIONS - EQUIPMENT --- 1.82%

77,288 ADTRAN Inc ^^	1,429,828
28,994 Black Box Corp	894,465
19,339 CommScope Inc ^^*	673,577
135,748 Tekelec ^^*	1,690,063
$4,687,933

COMPUTER SOFTWARE & SERVICES --- 4.18%

62,221 Alloy Inc*	457,324
90,102 Epicor Software Corp ^^*	1,009,142
153,023 Intervoice Inc ^^*	1,218,063
110,050 Investools Inc ^^*	1,209,450
72,122 Progress Software Corp*	2,157,890
44,670 Quest Software Inc*	583,837
92,753 Radiant Systems Inc ^^*	1,295,759
65,051 Sybase Inc ^^*	1,710,841
107,825 United Online Inc	1,138,632
$10,780,938

CONGLOMERATES --- 0.88%

33,091 Teleflex Inc	1,578,772
11,215 Walter Industries Inc	702,395
$2,281,167

CONTAINERS --- 0.79%

17,044 Greif Inc	1,157,799
67,305 Myers Industries Inc ^^	883,715
$2,041,514

COSMETICS & PERSONAL CARE --- 1.21%

113,912 Alberto-Culver Co	3,122,328
$3,122,328

DISTRIBUTORS --- 1.00%

15,395 Core-Mark Holding Co Inc ^^*	442,452
102,817 Spartan Stores Inc ^^	2,143,734
$2,586,186

ELECTRIC COMPANIES --- 2.35%

45,316 ALLETE Inc ^^	1,750,104
35,291 ITC Holdings Corp	1,837,249
46,372 NorthWestern Corp	1,130,086
59,325 Portland General Electric Co	1,337,779
$6,055,218

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 6.05%

35,981 Acuity Brands Inc ^^	1,545,384
63,643 Agilysys Inc ^^	738,259
18,702 Anixter International Inc ^^*	1,197,676
17,970 Belden Inc ^^	634,700
43,178 Excel Technology Inc*	1,164,079
58,751 II-IV Inc*	2,231,363
84,980 Littelfuse Inc*	2,971,751
40,224 Plexus Corp ^^*	1,128,283
63,099 Polypore International Inc ^^*	1,305,518
25,009 Rofin-Sinar Technologies Inc ^^	1,122,904
123,125 Vishay Intertechnology Inc*	1,115,513
75,287 X-Rite Inc ^^*	449,463
$15,604,893

ELECTRONICS - SEMICONDUCTOR --- 1.78%

71,509 Cohu Inc ^^	1,162,021
110,441 Exar Corp ^^*	908,929
80,747 Fairchild Semiconductor International Inc*	962,504
83,246 Verigy Ltd*	1,568,355
$4,601,809

ENGINEERING & CONSTRUCTION --- 0.43%

21,458 Granite Construction Inc ^^	701,891
18,249 Michael Baker Corp ^^*	409,873
$1,111,764

FINANCIAL SERVICES --- 1.42%

87,926 Interactive Data Corp ^^	2,503,253
95,511 JMP Group Inc	668,577
50,685 Westfield Financial Inc	495,192
$3,667,022

FOOD & BEVERAGES --- 1.21%

36,532 J&J Snack Foods Corp ^^	1,003,534
36,240 Ralcorp Holdings Inc*	2,107,356
$3,110,890

GOLD, METALS & MINING --- 1.38%

14,561 Haynes International Inc ^^*	799,108
45,966 Reliance Steel & Aluminum Co	2,751,525
$3,550,633

HEALTH CARE RELATED --- 3.44%

33,201 Amedisys Inc*	1,306,127
55,938 Corvel Corp*	1,711,143
49,089 Healthspring Inc ^^*	691,173
30,899 MWI Veterinary Supply Inc ^^*	1,089,499
31,731 Orthofix International NV ^^*	1,261,942
99,126 Skilled Healthcare Group Inc ^^*	1,088,403
60,155 inVentiv Health Inc*	1,733,066
$8,881,353

INSURANCE RELATED --- 5.13%

158,181 American Equity Investment Life Holding Co ^^	1,467,920
24,991 American Physicians Capital Inc	1,158,583
61,801 Delphi Financial Group Inc Class A	1,806,443

87,029 Employers Holdings Inc ^^	1,613,518
24,284 First Mercury Financial Corp ^^*	422,784
34,279 Midland Co ^^	2,225,735
27,556 Navigators Group Inc*	1,499,046
24,857 ProAssurance Corp*	1,338,052
34,043 RLI Corp ^^	1,687,512
$13,219,593

INVESTMENT BANK/BROKERAGE FIRM --- 1.39%

36,356 Investment Technology Group Inc*	1,678,920
42,593 Stifel Financial Corp ^^*	1,912,426
$3,591,346

LEISURE & ENTERTAINMENT --- 0.46%

41,200 Steinway Musical Instruments Inc ^^*	1,175,024
$1,175,024

MACHINERY --- 3.19%

37,482 CLARCOR Inc ^^	1,332,485
23,562 ESCO Technologies Inc*	935,883
81,188 Emulex Corp*	1,318,493
36,266 Harsco Corp	2,008,411
15,382 Nordson Corp ^^	828,321
48,106 Wabtec Corp ^^	1,811,672
$8,235,265

MANUFACTURING --- 2.44%

85,481 Actuant Corp Class A ^^	2,582,381
76,734 McGrath Rentcorp ^^	1,850,057
50,130 RBC Bearings Inc ^^*	1,861,327
$6,293,765

MEDICAL PRODUCTS --- 0.90%

52,411 West Pharmaceutical Services Inc ^^	2,318,139
$2,318,139

MISCELLANEOUS --- 0.62%

105,511 Perot Systems Corp Class A ^^*	1,586,885
$1,586,885

OIL & GAS --- 4.60%

55,528 Dresser-Rand Group Inc*	1,707,486
20,586 Exterran Holdings Inc ^^*	1,328,620
33,568 Helix Energy Solutions Group Inc ^^*	1,057,392
78,175 Mariner Energy Inc ^^*	2,111,507
29,757 Oceaneering International Inc*	1,874,691
93,366 Parallel Petroleum Corp ^^*	1,827,173
30,008 St Mary Land & Exploration Co ^^	1,155,308
50,211 TETRA Technologies Inc ^^*	795,342
$11,857,519

PAPER & FOREST PRODUCTS --- 0.62%

52,999 Rock-Tenn Co Class A	1,588,380
$1,588,380

PERSONAL LOANS --- 0.30%

74,657 First Cash Financial Services Inc ^^*	771,207
$771,207

PHARMACEUTICALS --- 1.66%

63,527 Perrigo Co	2,396,874
96,361 Sciele Pharma Inc ^^*	1,879,040
$4,275,914

POLLUTION CONTROL --- 1.53%

59,674 American Ecology Corp ^^	1,511,542
78,858 Waste Connections Inc*	2,424,095
$3,935,637

PRINTING & PUBLISHING --- 1.90%

82,055 AH Belo Corp ^^*	937,889
77,567 Belo Corp Class A	819,883
79,180 John Wiley & Sons Inc Class A ^^	3,143,446
$4,901,218

RAILROADS --- 0.71%

53,014 Genesee & Wyoming Inc*	1,823,682
$1,823,682

REAL ESTATE --- 4.10%

63,490 Capstead Mortgage Corp REIT ^^	723,786
69,087 Forestar Real Estate Group Inc*	1,720,957
34,791 Health Care Inc REIT ^^	1,570,118
105,313 Kite Realty Group Trust REIT ^^	1,474,382
125,754 MFA Mortgage Investments Inc REIT ^^	792,250
54,256 Penn Virginia Corp ^^	2,392,147
45,680 Potlatch Corp ^^	1,885,214
$10,558,854

RESTAURANTS --- 1.79%

57,907 Bob Evans Farms Inc	1,597,654
67,549 CEC Entertainment Inc ^^*	1,950,815
373,494 Cosi Inc ^^*	1,071,928
$4,620,397

RETAIL --- 3.10%

59,394 Casey's General Stores Inc	1,342,304
41,019 Dollar Tree Inc*	1,131,714
46,837 Genesco Inc ^^*	1,082,403
39,193 Jo-Ann Stores Inc ^^*	577,313
245,236 Sally Beauty Co Inc ^^*	1,692,128
105,261 Sonic Automotive Inc ^^	2,163,114
$7,988,976

SPECIALIZED SERVICES --- 8.45%

89,763 ABM Industries Inc ^^	2,014,282
51,410 Alliance Data Systems Corp*	2,442,489
135,024 Broadridge Financial Solutions Inc	2,376,422
85,310 Dollar Financial Corp ^^*	1,962,130
57,523 Geo Group Inc	1,635,954
21,245 Harte-Hanks Inc ^^	290,419
31,435 Jackson Hewitt Tax Services Inc ^^	360,559

44,395 PHH Corp*	773,805
221,379 Rollins Inc ^^	3,916,193
131,432 Standard Parking Corp ^^	2,754,815
105,990 Wright Express Corp*	3,257,073
$21,784,141

TELEPHONE & TELECOMMUNICATIONS --- 0.63%

82,498 Anaren Microwave Inc ^^*	1,044,425
57,550 Harris Stratex Networks Inc ^^*	577,227
$1,621,652

TEXTILES --- 2.58%

65,319 Carter's Inc ^^*	1,054,902
58,399 FGX International Holdings Ltd ^^*	698,452
75,312 Fossil Inc ^^*	2,300,028
89,390 Hanesbrands Inc*	2,610,188
$6,663,570

TRANSPORTATION --- 1.83%

58,374 Genesis Lease Ltd ^^	849,342
58,920 Hub Group Inc*	1,937,879
31,680 Ryder System Inc	1,929,629
$4,716,850

UTILITIES --- 1.42%

147,411 UGI Corp	3,673,482
$3,673,482

WATER --- 0.69%

28,807 American States Water Co ^^	1,037,052
41,434 Middlesex Water Co	752,441
$1,789,493

TOTAL COMMON STOCK --- 94.69%	$244,137,353

(Cost $236,780,618)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

12,688,000 Federal Home Loan Bank	12,688,000
1.520% April 1, 2008
1,000,000 Federal Home Loan Bank	999,917
1.520% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 5.31%	$13,687,917

(Cost $13,687,917)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%	$257,825,270

(Cost $250,468,535)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Morgan Stanley & Co Inc and BNP Paribas Securities Corp, 2.250% - 2.300%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $81,788,190.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$244,137,353	$		$		$244,137,353
Short Term Investments			13,687,917			13,687,917

Total Assets	$244,137,353		$13,687,917		$-	$257,825,270

At March 31, 2008, the U.S. Federal income tax cost basis was $250,762,248. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $29,617,920 and gross depreciation of securities in which there was an excess of tax cost over value of $22,554,898, resulting in net appreciation of $7,063,022.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AUTO PARTS & EQUIPMENT --- 0.66%

79,200 Bridgestone Corp	1,348,339
$1,348,339

AUTOMOBILES --- 2.57%

41,160 Bayerische Motoren Werke AG	2,273,706
59,100 Toyota Motor Corp	2,946,699
$5,220,405

BROADCAST/MEDIA --- 0.16%

15,033 Societe Television Francaise 1*	330,607
$330,607

BUILDING MATERIALS --- 0.43%

79,000 Asahi Glass Co Ltd	870,997
$870,997

CHEMICALS --- 9.73%

24,855 Air Liquide	3,789,406
55,430 Bayer AG	4,442,031
3,910 Givaudan SA (registered)	3,868,266
40,880 Linde AG	5,775,645
36,300 Shin-Etsu Chemical Co Ltd	1,875,451
$19,750,799

COMPUTER SOFTWARE & SERVICES --- 0.63%

56,710 Satyam Computer Services Ltd	1,281,079
$1,281,079

COSMETICS & PERSONAL CARE --- 2.85%

204,000 Kao Corp	5,781,501
$5,781,501

DISTRIBUTORS --- 0.62%

341,200 Li & Fung Ltd	1,264,816
$1,264,816

ELECTRIC COMPANIES --- 1.84%

20,140 E.ON AG	3,728,417
$3,728,417

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.05%

22,400 Fanuc Ltd	2,130,337
103,300 HOYA Corp*	2,424,980
14,100 Hirose Electric Co	1,582,855

85,890 Legrand SA	2,694,360
69,500 Omron Corp	1,425,838
$10,258,370

ELECTRONICS - SEMICONDUCTOR --- 2.26%

9,938 Samsung Electronics Co Ltd	3,105,625
143,470 Taiwan Semiconductor Manufacturing Co Ltd	1,473,437
$4,579,062

FINANCIAL SERVICES --- 1.87%

84,900 AEON Credit Service Co Ltd	1,134,498
91,746 UBS AG	2,666,186
$3,800,684

FOOD & BEVERAGES --- 10.46%

214,730 Diageo PLC	4,334,063
218,900 Grupo Modelo SA de CV	958,674
84,070 Heineken NV	4,882,991
22,104 Nestle SA	11,045,323
$21,221,051

FOREIGN BANKS --- 5.80%

259,216 Banca Intesa SpA	1,827,252
57,020 Erste Bank der Oesterreichischen Sparkassen AG	3,695,349
91,820 HSBC Holdings PLC sponsored ADR	1,513,416
38,860 Julius Baer Holding Ltd	2,864,316
5,679 Komercni Banka AS	1,357,201
43,000 Shizuoka Bank Ltd	507,735
$11,765,269

GOLD, METALS & MINING --- 0.75%

51,340 BHP Billiton PLC	1,523,276
$1,523,276

HEALTH CARE RELATED --- 1.63%

26,790 Merck KGaA	3,301,961
$3,301,961

HOUSEHOLD GOODS --- 3.17%

115,950 Reckitt Benckiser PLC	6,424,919
$6,424,919

INSURANCE RELATED --- 4.37%

119,450 AXA	4,335,510
31,796 QBE Insurance Group Ltd	645,387
44,417 Swiss Re	3,879,946
$8,860,843

INVESTMENT BANK/BROKERAGE FIRM --- 0.95%

129,400 Nomura Securities Co Ltd	1,934,250
$1,934,250

LEISURE & ENTERTAINMENT --- 2.89%

270,236 Ladbrokes PLC	1,669,299
37,840 Vivendi	1,478,568
364,760 William Hill PLC	2,718,308
$5,866,175

MACHINERY --- 3.09%

48,407 Schneider SA	6,263,617
$6,263,617

MANUFACTURING --- 1.21%

131,147 Smiths Group PLC	2,447,928
$2,447,928

MEDICAL PRODUCTS --- 1.91%

27,770 Synthes Inc	3,884,053
$3,884,053

MISCELLANEOUS --- 3.97%

72,420 LVMH	8,060,514
$8,060,514

OFFICE EQUIPMENT & SUPPLIES --- 4.25%

130,350 Canon Inc	6,002,272
160,000 Ricoh Co Ltd	2,629,214
$8,631,486

OIL & GAS --- 5.79%

302 INPEX Holdings Inc	3,362,961
99,370 Royal Dutch Shell PLC	3,425,600
66,770 Total SA	4,958,654
$11,747,215

PHARMACEUTICALS --- 6.67%

24,649 Actelion Ltd*	1,344,017
183,090 Glaxosmithkline PLC	3,873,498
44,230 Roche Holding AG	8,324,023
$13,541,538

PRINTING & PUBLISHING --- 0.86%

65,800 Wolters Kluwer NV	1,742,104
$1,742,104

RAILROADS --- 0.95%

39,820 Canadian National Railway Co	1,924,102
$1,924,102

RETAIL --- 0.69%

187,160 Tesco PLC	1,408,705
$1,408,705

SPECIALIZED SERVICES --- 3.42%

28,160 Pernod-Ricard SA	2,896,869
339,230 WPP Group PLC	4,049,593
$6,946,462

TELEPHONE & TELECOMMUNICATIONS --- 1.86%

48,910 MTN Group Ltd	741,792
1,068,604 Singapore Telecommunications Ltd	3,035,520
$3,777,312

TRANSPORTATION --- 2.13%

102,540 TNT NV	3,809,170
35,000 Yamato Holdings Co Ltd	512,640
$4,321,810

UTILITIES --- 1.88%

41,950 Gaz de France	2,532,590
318,000 Tokyo Gas Co	1,285,654
$3,818,244

WATER --- 1.24%

38,320 Suez SA	2,514,899
$2,514,899

TOTAL COMMON STOCK --- 98.61%	$200,142,809

(Cost $176,727,675)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

2,814,000 Federal Home Loan Bank	2,814,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.39%	$2,814,000

(Cost $2,814,000)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%	$202,956,809

(Cost $179,541,675)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$200,142,809	$		$		$200,142,809
Short Term Investments			2,814,000			2,814,000

Total Assets	$200,142,809		$2,814,000		$-	$202,956,809

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $179,755,981. The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,670,141 and gross depreciation of securities in which there was an excess of tax cost over value of $9,469,313, resulting in net appreciation of $23,200,828.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Attached Summary of Investments by Country.

MAXIM SERIES FUND, INC.

MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2008
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Australia	$645,387	0.32%
Austria	3,695,349	1.82%
Canada	1,924,102	0.95%
Czech Republic	1,357,201	0.67%
France	39,855,594	19.63%
Germany	19,521,760	9.62%
Hong Kong	1,264,816	0.62%
India	1,281,079	0.63%
Italy	1,827,252	0.90%
Japan	37,756,221	18.60%
Korea	3,105,625	1.53%
Mexico	958,674	0.47%
Netherlands	10,434,265	5.14%
Singapore	3,035,520	1.50%
South Africa	741,792	0.37%
Switzerland	37,876,130	18.66%
Taiwan	1,473,437	0.73%
United Kingdom	33,388,605	16.45%
United States	2,814,000	1.39%
	$202,956,809	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.84%

50,927 Boeing Co	3,787,441
26,825 General Dynamics Corp	2,236,400
8,379 Goodrich Corp	481,876
49,573 Honeywell International Inc	2,796,909
8,202 L-3 Communications Holdings Inc	896,807
22,793 Lockheed Martin Corp	2,263,345
22,468 Northrop Grumman Corp	1,748,235
9,297 Precision Castparts Corp	949,038
28,424 Raytheon Co	1,836,475
10,849 Rockwell Collins Inc	620,020
65,370 United Technologies Corp	4,498,763
$22,115,309

AGRICULTURE --- 0.75%

42,800 Archer-Daniels-Midland Co	1,761,648
36,473 Monsanto Co	4,066,740
$5,828,388

AIR FREIGHT --- 1.08%

11,442 CH Robinson Worldwide Inc ^^	622,445
14,209 Expeditors International of Washington Inc ^^	641,963
20,585 FedEx Corp	1,907,612
3,843 Ryder System Inc ^^	234,077
68,868 United Parcel Service Inc Class B	5,028,741
$8,434,838

AIRLINES --- 0.08%

48,895 Southwest Airlines Co ^^	606,298
$606,298

AUTO PARTS & EQUIPMENT --- 0.22%

15,898 Goodyear Tire & Rubber Co ^^*	410,168
39,503 Johnson Controls Inc ^^	1,335,201
$1,745,369

AUTOMOBILES --- 0.20%

146,787 Ford Motor Co ^^*	839,622
37,569 General Motors Corp ^^	715,689
$1,555,311

BANKS --- 4.35%

36,355 BB&T Corp ^^	1,165,541
295,543 Bank of America Corp (1)	11,204,035
9,963 Comerica Inc ^^	349,502

35,367 Fifth Third Bancorp	739,878
8,368 First Horizon National Corp ^^	117,236
24,342 Huntington Bancshares Inc ^^	261,677
26,495 KeyCorp ^^	581,565
5,123 M&T Bank Corp ^^	412,299
17,328 Marshall & Ilsley Corp ^^	402,010
42,162 National City Corp ^^	419,512
22,657 PNC Financial Services Group ^^	1,485,619
46,111 Regions Financial Corp ^^	910,692
23,322 SunTrust Banks Inc	1,285,975
115,096 US Bancorp ^^	3,724,507
131,793 Wachovia Corp	3,558,411
58,718 Washington Mutual Inc ^^	604,795
219,325 Wells Fargo & Co	6,382,358
7,092 Zions Bancorp ^^	323,041
$33,928,653

BIOTECHNOLOGY --- 1.71%

72,393 Amgen Inc*	3,024,580
11,079 Applera Corp - Applied Biosystems Group	364,056
19,809 Biogen Idec Inc*	1,222,017
28,999 Celgene Corp*	1,777,349
17,815 Genzyme Corp*	1,327,930
61,784 Gilead Sciences Inc	3,183,730
3,643 Millipore Corp ^^*	245,575
7,785 PerkinElmer Inc	188,786
27,908 Thermo Fischer Scientific Inc*	1,586,291
6,617 Waters Corp*	368,567
$13,288,881

BROADCAST/MEDIA --- 0.93%

45,258 CBS Corp	999,297
33,156 Clear Channel Communications Inc	968,818
200,308 Comcast Corp ^^	3,873,957
47,362 DIRECTV Group Inc*	1,174,104
5,926 EW Scripps Co ^^	248,951
$7,265,127

BUILDING MATERIALS --- 0.19%

24,240 Masco Corp ^^	480,679
11,603 Trane Inc	532,578
7,274 Vulcan Materials Co ^^	482,994
$1,496,251

CHEMICALS --- 1.44%

14,295 Air Products & Chemicals Inc	1,315,140
3,706 Ashland Inc ^^	175,294
62,495 Dow Chemical Co	2,302,941
59,830 EI du Pont de Nemours & Co	2,797,651
5,279 Eastman Chemical Co	329,674
11,718 Ecolab Inc ^^	508,913
7,512 Hercules Inc ^^	137,394
5,363 International Flavors & Fragrances Inc	236,240
10,944 PPG Industries Inc	662,221
20,835 Praxair Inc	1,754,932

8,298 Rohm & Haas Co ^^	448,756
8,665 Sigma-Aldrich Corp	516,867
$11,186,023

COMMUNICATIONS - EQUIPMENT --- 2.36%

5,762 CIENA Corp ^^*	177,642
396,575 Cisco Systems Inc*	9,553,492
104,714 Corning Inc	2,517,325
14,887 JDS Uniphase Corp ^^*	199,337
149,950 Motorola Inc	1,394,535
107,222 QUALCOMM Inc	4,396,102
27,489 Tellabs Inc ^^*	149,815
$18,388,248

COMPUTER HARDWARE & SYSTEMS --- 4.32%

58,476 Apple Computer Inc*	8,391,306
149,037 Dell Inc*	2,968,817
139,742 EMC Corp*	2,003,900
163,985 Hewlett-Packard Co	7,487,555
92,133 International Business Machines Corp (1)	10,608,194
6,285 Lexmark International Group Inc Class A*	193,075
22,838 NetApp Inc ^^*	457,902
8,891 QLogic Corp*	136,477
15,163 Sandisk Corp ^^*	342,229
52,675 Sun Microsystems Inc*	818,043
11,887 Teradata Corp*	262,227
$33,669,725

COMPUTER SOFTWARE & SERVICES --- 5.20%

37,861 Adobe Systems Inc*	1,347,473
11,062 Akamai Technologies Inc ^^*	311,506
15,384 Autodesk Inc*	484,288
12,717 BMC Software Inc*	413,557
25,926 CA Inc	583,335
12,265 Citrix Systems Inc*	359,732
19,186 Cognizant Technology Solutions Corp	553,132
18,150 Compuware Corp*	133,221
21,068 Electronic Arts Inc*	1,051,715
13,800 Expedia Inc ^^*	302,082
15,430 Google Inc*	6,796,452
21,793 Intuit Inc*	588,629
34,757 Juniper Networks Inc*	868,925
532,507 Microsoft Corp (1)	15,112,549
23,407 Novell Inc*	147,230
263,104 Oracle Corp*	5,146,314
56,227 Symantec Corp*	934,493
23,493 Unisys Corp*	104,074
14,225 VeriSign Inc ^^*	472,839
88,910 Yahoo! Inc*	2,572,166
74,236 eBay Inc*	2,215,202
$40,498,914

CONGLOMERATES --- 3.94%

47,142 3M Co	3,731,289
664,379 General Electric Co (1)	24,588,667

16,561 Textron Inc	917,811
32,301 Tyco International Ltd	1,422,859
$30,660,626

CONTAINERS --- 0.12%

6,457 Ball Corp	296,635
6,594 Bemis Co Inc ^^	167,685
8,631 Pactiv Corp*	226,219
10,697 Sealed Air Corp ^^	270,099
$960,638

COSMETICS & PERSONAL CARE --- 0.19%

28,349 Avon Products Inc	1,120,919
7,554 Estee Lauder Cos	346,351
$1,467,270

DISTRIBUTORS --- 0.25%

10,942 Genuine Parts Co	440,087
40,152 SYSCO Corp	1,165,211
4,443 WW Grainger Inc	339,401
$1,944,699

ELECTRIC COMPANIES --- 2.64%

11,169 Allegheny Energy Inc	564,035
13,916 Ameren Corp ^^	612,861
26,605 American Electric Power Co Inc	1,107,566
21,767 CenterPoint Energy Inc	310,615
18,114 Consolidated Edison Inc ^^	719,126
10,804 DTE Energy Co	420,168
38,250 Dominion Resources Inc	1,562,130
21,666 Edison International	1,062,067
12,755 Entergy Corp	1,391,315
43,968 Exelon Corp ^^	3,573,279
27,165 FPL Group Inc	1,704,332
20,278 FirstEnergy Corp	1,391,476
5,059 Integrys Energy Group Inc	235,952
23,648 PG&E Corp	870,719
24,814 PPL Corp	1,139,459
13,312 Pepco Holdings Inc	329,073
6,652 Pinnacle West Capital Corp	233,352
17,317 Progress Energy Inc ^^	722,119
50,818 Southern Co	1,809,629
13,961 TECO Energy Inc ^^	222,678
28,506 Xcel Energy Inc	568,695
$20,550,646

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.92%

24,263 Agilent Technologies Inc*	723,765
11,667 Cooper Industries Inc	468,430
52,409 Emerson Electric Co	2,696,967
4,003 Harman International Industries Inc ^^	174,291
13,772 Jabil Circuit Inc	130,283
15,219 MEMC Electronic Materials Inc*	1,079,027
9,306 Molex Inc ^^	215,527
9,920 Rockwell Automation Inc	569,606
32,363 Tyco Electronics Ltd	1,110,698
$7,168,594

ELECTRONICS - SEMICONDUCTOR --- 2.28%

40,283 Advanced Micro Devices Inc ^^*	237,267
20,441 Altera Corp	376,728
19,556 Analog Devices Inc	577,293
89,999 Applied Materials Inc	1,755,880
31,041 Broadcom Corp Class A*	598,160
385,023 Intel Corp	8,154,787
11,918 KLA-Tencor Corp	442,158
43,958 LSI Logic Corp ^^*	217,592
14,725 Linear Technology Corp ^^	451,910
12,497 Microchip Technology Inc ^^	409,027
50,533 Micron Technology Inc ^^*	301,682
36,874 NVIDIA Corp	729,736
15,015 National Semiconductor Corp ^^	275,075
6,749 Novellus Systems Inc ^^*	142,066
11,540 Teradyne Inc*	143,327
88,192 Texas Instruments Inc	2,493,188
19,052 Xilinx Inc ^^	452,485
$17,758,361

ENGINEERING & CONSTRUCTION --- 0.18%

5,965 Fluor Corp	842,019
8,132 Jacobs Engineering Group Inc*	598,434
$1,440,453

FINANCIAL SERVICES --- 4.64%

13,013 American Capital Strategies Ltd ^^	444,524
15,123 Ameriprise Financial Inc	784,128
75,950 Bank of New York Mellon Corp	3,169,394
12,658 CIT Group Inc	149,997
3,548 CME Group Inc	1,664,367
346,320 Citigroup Inc	7,418,174
38,543 Countrywide Financial Corp ^^	211,987
65,055 Fannie Mae	1,712,248
5,724 Federated Investors Inc Class B	224,152
10,510 Franklin Resources Inc	1,019,365
42,965 Freddie Mac	1,087,874
34,412 Hudson City Bancorp Inc ^^	608,404
4,743 IntercontinentalExchange Inc*	618,962
226,026 JPMorgan Chase & Co	9,707,817
9,777 Janus Capital Group Inc	227,511
8,970 Legg Mason Inc	502,141
5,381 MGIC Investment Corp ^^	56,662
13,714 Moody's Corp ^^	477,659
17,641 NYSE Euronext ^^	1,088,626
12,804 Northern Trust Corp	851,082
17,202 Principal Financial Group ^^	958,495
24,017 Sovereign Bancorp Inc ^^	223,838
25,846 State Street Corp	2,041,834
17,559 T Rowe Price Group Inc	877,950
$36,127,191

FOOD & BEVERAGES --- 3.90%

47,537 Anheuser-Busch Co Inc	2,255,631
5,583 Brown-Forman Corp ^^	369,706
14,673 Campbell Soup Co	498,148

132,996 Coca-Cola Co	8,095,467
19,134 Coca-Cola Enterprises Inc	463,043
32,374 ConAgra Foods Inc	775,357
12,845 Constellation Brands Inc ^^*	226,971
10,018 Dean Foods Co	201,262
22,391 General Mills Inc	1,340,773
20,961 HJ Heinz Co	984,538
11,134 Hershey Co ^^	419,418
17,350 Kellogg Co	911,916
101,994 Kraft Foods Inc	3,162,834
8,470 McCormick & Co Inc	313,136
9,205 Molson Coors Brewing Co Class B ^^	483,907
9,081 Pepsi Bottling Group Inc	307,937
106,627 PepsiCo Inc	7,698,469
47,340 Sara Lee Corp	661,813
18,122 Tyson Foods Inc Class A	289,046
14,427 Wm Wrigley Jr Co ^^	906,593
$30,365,965

GOLD, METALS & MINING --- 1.34%

54,205 Alcoa Inc	1,954,632
6,782 Allegheny Technologies Inc	483,964
12,180 CONSOL Energy Inc	842,734
25,537 Freeport-McMoRan Copper & Gold Inc	2,457,170
30,204 Newmont Mining Corp	1,368,241
19,165 Nucor Corp	1,298,237
18,039 Peabody Energy Corp ^^	919,989
6,543 Titanium Metals Corp ^^	98,472
7,898 United States Steel Corp	1,002,019
$10,425,458

HEALTH CARE RELATED --- 1.87%

33,071 Aetna Inc	1,391,958
10,763 AmericsourceBergen Corp	441,068
18,640 CIGNA Corp	756,225
23,704 Cardinal Health Inc	1,244,697
10,240 Coventry Health Care Inc*	413,184
16,834 Express Scripts Inc Class A	1,082,763
11,364 Humana Inc*	509,789
12,135 IMS Health Inc	254,956
7,414 Laboratory Corp of America Holdings ^^*	546,264
19,255 McKesson Corp	1,008,384
34,880 Medco Health Solutions Inc	1,527,395
8,562 Patterson Cos Inc ^^*	310,801
10,509 Quest Diagnostics Inc ^^	475,742
31,501 Tenet Healthcare Corp ^^*	178,296
83,232 UnitedHealth Group Inc	2,859,852
36,072 WellPoint Inc*	1,591,857
$14,593,231

HOMEBUILDING --- 0.13%

8,101 Centex Corp ^^	196,125
18,137 DR Horton Inc ^^	285,658
5,096 KB Home ^^	126,024
9,207 Lennar Corp ^^	173,184
14,148 Pulte Homes Inc ^^	205,853
$986,844

HOTELS/MOTELS --- 0.35%

28,995 Carnival Corp	1,173,718
20,020 Marriott International Inc Class A ^^	687,887
12,563 Starwood Hotels & Resorts Worldwide Inc	650,135
11,717 Wyndham Worldwide Corp	242,308
$2,754,048

HOUSEHOLD GOODS --- 2.79%

4,033 Black & Decker Corp ^^	266,581
9,291 Clorox Co	526,242
33,947 Colgate-Palmolive Co	2,644,811
10,297 Fortune Brands Inc	715,642
28,018 Kimberly-Clark Corp	1,808,562
11,094 Leggett & Platt Inc ^^	169,184
18,315 Newell Rubbermaid Inc	418,864
204,808 Procter & Gamble Co (1)	14,350,897
3,819 Snap-on Inc	194,196
5,181 Stanley Works	246,719
5,006 Whirlpool Corp ^^	434,421
$21,776,119

INSURANCE RELATED --- 3.91%

21,936 ACE Ltd	1,207,796
31,625 AFLAC Inc	2,054,044
37,296 Allstate Corp	1,792,446
18,985 Ambac Financial Group Inc ^^	109,164
167,860 American International Group Inc	7,259,945
20,323 Aon Corp	816,985
6,332 Assurant Inc	385,366
24,608 Chubb Corp	1,217,604
10,952 Cincinnati Financial Corp	416,614
28,737 Genworth Financial Inc	650,606
20,885 Hartford Financial Services Group Inc	1,582,456
11,297 Leucadia National Corp ^^	510,850
17,612 Lincoln National Corp ^^	915,824
29,251 Loews Corp	1,176,475
13,911 MBIA Inc ^^	169,992
34,588 Marsh & McLennan Cos Inc	842,218
47,242 MetLife Inc	2,846,803
45,134 Progressive Corp	725,303
29,722 Prudential Financial Inc	2,325,747
5,940 SAFECO Corp ^^	260,647
6,022 Torchmark Corp	361,982
41,261 Travelers Cos Inc	1,974,339
23,065 Unum Group	507,661
11,776 XL Capital Ltd Class A	347,981
$30,458,848

INVESTMENT BANK/BROKERAGE FIRM --- 1.67%

7,856 Bear Stearns Co Inc ^^	82,409
62,449 Charles Schwab Corp	1,175,915
30,680 E*TRADE Financial Corp ^^*	118,425
26,288 Goldman Sachs Group Inc	4,347,772
35,321 Lehman Brothers Holdings Inc ^^	1,329,482

64,610 Merrill Lynch & Co Inc	2,632,211
73,516 Morgan Stanley	3,359,681
$13,045,895

LEISURE & ENTERTAINMENT --- 1.81%

5,796 Brunswick Corp ^^	92,562
15,887 Harley-Davidson Inc ^^	595,763
9,439 Hasbro Inc ^^	263,348
20,805 International Game Technology	836,569
24,019 Mattel Inc	477,978
153,000 News Corp	2,868,750
237,926 Time Warner Inc	3,335,723
42,622 Viacom Inc*	1,688,684
125,241 Walt Disney Co	3,930,063
$14,089,440

MACHINERY --- 1.86%

41,504 Caterpillar Inc	3,249,348
13,453 Cummins Inc	629,869
16,955 Danaher Corp ^^	1,289,089
29,063 Deere & Co	2,337,828
12,804 Dover Corp	534,951
9,797 Eaton Corp	780,527
12,119 ITT Corp	627,885
26,607 Illinois Tool Works Inc	1,283,256
18,147 Ingersoll-Rand Co ^^	808,993
8,596 Manitowoc Co Inc	350,717
24,371 PACCAR Inc ^^	1,096,695
8,115 Pall Corp	284,593
11,254 Parker-Hannifin Corp	779,565
6,725 Terex Corp*	420,313
$14,473,629

MEDICAL PRODUCTS --- 1.90%

42,194 Baxter International Inc	2,439,657
16,255 Becton Dickinson & Co	1,395,492
89,302 Boston Scientific Corp*	1,149,317
6,742 CR Bard Inc	649,929
33,213 Covidien Ltd	1,469,675
10,504 Hospira Inc*	449,256
74,736 Medtronic Inc	3,614,980
22,871 St Jude Medical Inc*	987,798
15,886 Stryker Corp	1,033,384
8,319 Varian Medical Systems Inc*	389,662
15,535 Zimmer Holdings Inc*	1,209,555
$14,788,705

OFFICE EQUIPMENT & SUPPLIES --- 0.23%

7,048 Avery Dennison Corp	347,114
14,072 Pitney Bowes Inc	492,801
61,036 Xerox Corp	913,709
$1,753,624

OIL & GAS --- 12.80%

31,142 Anadarko Petroleum Corp	1,962,880
22,142 Apache Corp	2,675,196
19,490 BJ Services Co	555,660

20,580 Baker Hughes Inc	1,409,730
14,550 Cameron International Corp	605,862
30,481 Chesapeake Energy Corp ^^	1,406,698
138,161 Chevron Corp (1)	11,793,423
103,861 ConocoPhillips	7,915,247
29,616 Devon Energy Corp	3,089,837
9,627 ENSCO International Inc	602,843
16,451 EOG Resources	1,974,120
46,586 El Paso Corp	775,191
355,933 Exxon Mobil Corp (1)	30,104,805
58,560 Halliburton Co	2,303,165
18,563 Hess Corp	1,636,885
47,129 Marathon Oil Corp	2,149,082
12,659 Murphy Oil Corp	1,039,810
18,679 Nabors Industries Ltd ^^*	630,790
23,730 National-Oilwell Inc	1,385,357
17,882 Noble Corp	888,199
11,474 Noble Energy Inc	835,307
54,728 Occidental Petroleum Corp	4,004,448
10,023 Range Resources Corp ^^	635,959
7,368 Rowan Cos Inc	303,414
79,680 Schlumberger Ltd	6,932,160
13,392 Smith International Inc ^^	860,168
42,069 Spectra Energy Corp	957,070
7,785 Sunoco Inc ^^	408,479
9,108 Tesoro Corp	273,240
21,133 Transocean Inc*	2,857,182
35,590 Valero Energy Corp	1,747,825
22,554 Weatherford International Ltd*	1,634,488
38,924 Williams Cos Inc	1,283,714
33,980 XTO Energy Inc	2,102,003
$99,740,237

PAPER & FOREST PRODUCTS --- 0.26%

28,414 International Paper Co	772,861
11,507 MeadWestvaco Corp	313,221
13,971 Weyerhaeuser Co ^^	908,674
$1,994,756

PERSONAL LOANS --- 0.72%

76,925 American Express Co	3,363,161
24,789 Capital One Financial Corp ^^	1,220,115
31,814 Discover Financial Services	520,795
30,983 SLM Corp ^^*	475,589
$5,579,660

PHARMACEUTICALS --- 6.05%

102,817 Abbott Laboratories	5,670,358
20,355 Allergan Inc	1,147,818
7,143 Barr Laboratories Inc*	345,078
131,621 Bristol-Myers Squibb Co	2,803,527
65,776 Eli Lilly & Co	3,393,384
20,711 Forest Laboratories Inc*	828,647
188,498 Johnson & Johnson (1)	12,227,865
16,286 King Pharmaceuticals Inc*	141,688
144,027 Merck & Co Inc	5,465,825
20,247 Mylan Laboratories Inc ^^	234,865

449,828 Pfizer Inc	9,414,900
107,798 Schering-Plough Corp	1,553,369
6,861 Watson Pharmaceuticals Inc*	201,165
88,964 Wyeth	3,715,137
$47,143,626

PHOTOGRAPHY/IMAGING --- 0.04%

19,073 Eastman Kodak Co ^^	337,020
$337,020

POLLUTION CONTROL --- 0.17%

22,419 Allied Waste Industries Inc*	242,349
32,888 Waste Management Inc	1,103,721
$1,346,070

PRINTING & PUBLISHING --- 0.28%

15,311 Gannett Co Inc ^^	444,785
21,466 McGraw-Hill Cos Inc	793,169
2,496 Meredith Corp ^^	95,472
9,517 New York Times Co ^^	179,681
14,222 RR Donnelley & Sons Co	431,069
387 Washington Post Co Class B	256,001
$2,200,177

RAILROADS --- 0.88%

19,691 Burlington Northern Santa Fe Corp	1,815,904
26,800 CSX Corp	1,502,676
25,011 Norfolk Southern Corp	1,358,598
17,357 Union Pacific Corp	2,176,221
$6,853,399

REAL ESTATE --- 1.23%

6,072 Apartment Investment & Management Co REIT	217,438
5,187 Avalonbay Communities Inc REIT	500,649
8,010 Boston Properties Inc REIT ^^	737,481
11,502 CB Richard Ellis Group Inc ^^*	248,903
7,906 Developers Diversified Realty Corp REIT ^^	331,103
17,948 Equity Residential REIT ^^	744,663
17,747 General Growth Properties Inc REIT ^^	677,403
15,600 HCP Inc REIT	527,436
34,754 Host Hotels & Resorts Inc REIT	553,284
16,837 Kimco Realty Corp REIT ^^	659,505
11,429 Plum Creek Timber Co Inc REIT ^^	465,160
17,191 ProLogis Trust REIT	1,011,862
8,344 Public Storage Inc REIT	739,445
14,864 Simon Property Group Inc REIT ^^	1,381,014
9,034 Vornado Realty Trust REIT	778,821
$9,574,167

RESTAURANTS --- 0.87%

9,484 Darden Restaurants Inc ^^	308,704
76,631 McDonald's Corp	4,273,711
48,547 Starbucks Corp ^^*	849,573
5,785 Wendy's International Inc	133,402
31,574 Yum! Brands Inc	1,174,869
$6,740,259

RETAIL --- 5.09%

5,703 Abercrombie & Fitch Co	417,117
20,517 Amazon.com Inc ^^*	1,462,862
8,936 AutoNation Inc ^^*	133,772
2,846 AutoZone Inc ^^*	323,960
17,439 Bed Bath & Beyond Inc ^^*	514,451
23,424 Best Buy Co Inc ^^	971,159
5,984 Big Lots Inc ^^*	133,443
95,280 CVS Caremark Corp	3,859,793
28,978 Costco Wholesale Corp	1,882,701
3,781 Dillard's Inc ^^	65,071
9,301 Family Dollar Stores Inc ^^	181,370
10,755 GameStop Corp*	556,141
30,201 Gap Inc	594,356
112,208 Home Depot Inc	3,138,458
11,960 IAC/InterActiveCorp*	248,290
14,776 JC Penney Co Inc	557,203
20,863 Kohl's Corp*	894,814
44,727 Kroger Co	1,136,066
20,670 Limited Brands Inc ^^	353,457
97,313 Lowe's Cos Inc	2,232,360
28,760 Macy's Inc	663,206
11,849 Nordstrom Inc	386,277
18,068 Office Depot Inc ^^*	199,651
5,024 OfficeMax Inc	96,159
3,898 Polo Ralph Lauren Corp ^^	227,214
8,677 RadioShack Corp	141,001
14,001 SUPERVALU Inc	419,750
29,238 Safeway Inc	858,135
4,929 Sears Holding Corp ^^*	503,202
6,747 Sherwin-Williams Co	344,367
46,599 Staples Inc	1,030,304
29,027 TJX Cos Inc ^^	959,923
54,492 Target Corp	2,761,655
8,406 Tiffany & Co	351,707
157,203 Wal-Mart Stores Inc	8,281,454
65,922 Walgreen Co	2,510,969
9,234 Whole Foods Market Inc ^^	304,445
$39,696,263

SHOES --- 0.22%

25,444 NIKE Inc Class B	1,730,192
$1,730,192

SPECIALIZED SERVICES --- 1.16%

6,353 Affiliated Computer Services Inc Class A*	318,349
9,192 Apollo Group Inc*	397,094
34,802 Automatic Data Processing Inc	1,475,257
8,646 Cintas Corp	246,757
10,832 Computer Sciences Corp ^^*	441,837
8,390 Convergys Corp*	126,353
33,813 Electronic Data Systems Corp	562,986
8,581 Equifax Inc	295,873
11,328 Fidelity National Information Services Inc	432,050
10,983 Fiserv Inc*	528,172
21,637 H&R Block Inc	449,184
31,286 Interpublic Group of Cos Inc ^^*	263,115

8,309 Monster Worldwide Inc ^^*	201,161
21,321 Omnicom Group Inc	941,962
21,524 Paychex Inc ^^	737,412
10,513 Robert Half International Inc	270,605
13,162 Total System Services Inc ^^	311,413
49,821 Western Union Co	1,059,693
$9,059,273

TELEPHONE & TELECOMMUNICATIONS --- 3.38%

401,521 AT&T Inc (1)	15,378,254
26,891 American Tower Corp*	1,054,396
7,059 CenturyTel Inc ^^	234,641
21,795 Citizens Communications Co ^^	228,630
10,155 Embarq Corp ^^	407,216
102,273 Qwest Communications International Inc ^^	463,297
189,479 Sprint Nextel Corp	1,267,615
191,036 Verizon Communications	6,930,745
30,150 Windstream Corp ^^	360,293
$26,325,087

TEXTILES --- 0.17%

23,394 Coach Inc*	705,329
5,730 Jones Apparel Group Inc	76,897
6,585 Liz Claiborne Inc ^^	119,518
5,806 VF Corp	450,023
$1,351,767

TOBACCO --- 1.47%

140,255 Altria Group Inc (1)	10,207,759
11,384 Reynolds American Inc ^^	671,998
9,994 UST Inc ^^	544,873
$11,424,630

UTILITIES --- 0.91%

44,500 AES Corp*	741,815
14,905 CMS Energy Corp ^^	201,814
11,877 Constellation Energy Group	1,048,383
83,992 Duke Energy Corp	1,499,257
32,923 Dynegy Inc Class A*	259,762
2,987 NICOR Inc ^^	100,094
18,147 NiSource Inc ^^	312,854
33,856 Public Service Enterprise Group Inc	1,360,673
11,538 Questar Corp	652,589
17,397 Sempra Energy	926,912
$7,104,153

TOTAL COMMON STOCK --- 98.29%	$765,798,355

(Cost $670,317,916)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

12,484,000 Federal Home Loan Bank	12,484,000
1.520% April 1, 2008
850,000 United States of America (1)	849,826
4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.71%	$13,333,826

(Cost $13,333,826)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%	$779,132,181

(Cost $683,651,742)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Morgan Stanley & Co Inc, 2.250%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $63,891,993.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$765,798,355	$		$		$765,798,355
Short Term Investments			13,333,826			13,333,826

Total Assets	$765,798,355		$13,333,826		$-	$779,132,181

As of March 31, 2008, the Maxim S&P 500 Index® Portfolio had 38 open S&P 500 long futures contracts. The contracts expire in June 2008 and the Portfolio has recorded unrealized appreciation of $379,938.

At March 31, 2008, the U.S. Federal income tax cost basis was $685,658,838. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $169,216,320 and gross depreciation of securities in which there was an excess of tax cost over value of $75,742,977, resulting in net appreciation of $93,473,343.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.71%

1,080 Alliant Techsystems Inc ^^*	111,812
2,955 BE Aerospace Inc*	103,277
24,438 Boeing Co	1,817,454
1,335 DRS Technologies Inc ^^	77,804
12,871 General Dynamics Corp	1,073,055
4,021 Goodrich Corp	231,248
23,807 Honeywell International Inc	1,343,191
3,951 L-3 Communications Holdings Inc	432,002
10,973 Lockheed Martin Corp	1,089,619
10,836 Northrop Grumman Corp	843,149
4,455 Precision Castparts Corp	454,766
13,658 Raytheon Co	882,443
5,200 Rockwell Collins Inc	297,180
31,406 United Technologies Corp	2,161,361
$10,918,361

AGRICULTURE --- 0.73%

20,580 Archer-Daniels-Midland Co	847,073
2,365 Corn Products International Inc	87,836
17,511 Monsanto Co	1,952,477
1,385 Scotts Co Class A ^^	44,902
$2,932,288

AIR FREIGHT --- 1.01%

5,472 CH Robinson Worldwide Inc	297,677
6,828 Expeditors International of Washington Inc ^^	308,489
9,903 FedEx Corp	917,711
1,840 Ryder System Inc ^^	112,074
33,086 United Parcel Service Inc Class B	2,415,940
$4,051,891

AIRLINES --- 0.09%

2,920 AirTran Holdings Inc ^^*	19,272
1,170 Alaska Air Group Inc ^^*	22,955
5,795 JetBlue Airways Corp*	33,611
23,485 Southwest Airlines Co	291,214
$367,052

AUTO PARTS & EQUIPMENT --- 0.29%

2,290 ArvinMeritor Inc ^^	28,648
3,727 BorgWarner Inc	160,373
4,590 Gentex Corp ^^	78,719
7,635 Goodyear Tire & Rubber Co*	196,983
18,985 Johnson Controls Inc	641,693

2,443 Lear Corp ^^*	63,298
1,040 Modine Manufacturing Co ^^	15,070
$1,184,784

AUTOMOBILES --- 0.19%

70,520 Ford Motor Co ^^*	403,374
18,065 General Motors Corp ^^	344,138
1,065 Thor Industries Inc ^^	31,705
$779,217

BANKS --- 4.24%

4,066 Associated Banc-Corp ^^	108,278
17,445 BB&T Corp ^^	559,287
141,985 Bank of America Corp (1)	5,382,651
1,541 Bank of Hawaii Corp ^^	76,372
1,565 Cathay General Bancorp ^^	32,442
1,309 City National Corp	64,743
5,040 Colonial BancGroup Inc ^^	48,535
4,805 Comerica Inc ^^	168,559
1,902 Cullen/Frost Bankers Inc ^^	100,882
16,993 Fifth Third Bancorp	355,494
755 First Community Bancorp	20,272
4,040 First Horizon National Corp ^^	56,600
2,550 FirstMerit Corp ^^	52,683
11,667 Huntington Bancshares Inc ^^	125,420
12,719 KeyCorp ^^	279,182
2,454 M&T Bank Corp	197,498
8,337 Marshall & Ilsley Corp ^^	193,418
20,222 National City Corp ^^	201,209
10,903 PNC Financial Services Group ^^	714,910
22,171 Regions Financial Corp ^^	437,877
1,022 SVB Financial Group ^^*	44,600
11,243 SunTrust Banks Inc	619,939
10,507 Synovus Financial Corp ^^	116,207
3,468 TCF Financial Corp ^^	62,147
55,273 US Bancorp ^^	1,788,634
63,354 Wachovia Corp	1,710,558
28,198 Washington Mutual Inc ^^	290,440
105,370 Wells Fargo & Co	3,066,267
945 Westamerica Bancorp	49,707
2,165 Wilmington Trust Corp	67,332
3,412 Zions Bancorp ^^	155,417
$17,147,560

BIOTECHNOLOGY --- 1.86%

2,175 Affymetrix Inc ^^*	37,867
34,773 Amgen Inc*	1,452,816
5,320 Applera Corp - Applied Biosystems Group	174,815
9,527 Biogen Idec Inc*	587,721
13,925 Celgene Corp*	853,463
2,185 Cephalon Inc ^^*	140,714
2,168 Charles River Laboratories International Inc*	127,782
2,082 Covance Inc ^^*	172,744
8,550 Genzyme Corp*	637,317
29,673 Gilead Sciences Inc	1,529,050
1,510 Invitrogen Corp*	129,060
10,373 Millennium Pharmaceuticals Inc*	160,367

1,775 Millipore Corp ^^*	119,653
3,685 PDL BioPharma Inc ^^*	39,024
3,731 PerkinElmer Inc	90,477
3,350 Pharmaceutical Product Development Inc	140,365
1,230 Techne Corp*	82,853
13,393 Thermo Fisher Scientific Inc*	761,258
4,237 Vertex Pharmaceuticals Inc ^^*	101,222
3,214 Waters Corp*	179,020
$7,517,588

BROADCAST/MEDIA --- 0.87%

21,741 CBS Corp	480,041
15,922 Clear Channel Communications Inc	465,241
96,231 Comcast Corp	1,861,108
22,750 DIRECTV Group Inc*	563,973
2,855 EW Scripps Co ^^	119,939
840 Entercom Communications Corp ^^	8,341
$3,498,643

BUILDING MATERIALS --- 0.21%

1,357 Martin Marietta Materials Inc ^^	144,073
11,612 Masco Corp ^^	230,266
5,579 Trane Inc	256,076
3,467 Vulcan Materials Co ^^	230,209
$860,624

CHEMICALS --- 1.63%

6,857 Air Products & Chemicals Inc	630,844
2,615 Airgas Inc ^^	118,904
2,425 Albemarle Corp	88,561
1,773 Ashland Inc ^^	83,863
1,560 CF Industries Holdings Inc	161,647
2,075 Cabot Corp ^^	58,100
7,731 Chemtura Corp	56,746
1,365 Cytec Industries Inc	73,505
30,022 Dow Chemical Co	1,106,311
28,754 EI du Pont de Nemours & Co	1,344,537
2,575 Eastman Chemical Co	160,809
5,585 Ecolab Inc	242,557
2,396 FMC Corp	132,954
1,360 Ferro Corp ^^	20,210
3,588 Hercules Inc ^^	65,625
2,581 International Flavors & Fragrances Inc	113,693
2,190 Lubrizol Corp	121,567
637 Minerals Technologies Inc ^^	40,004
2,346 Olin Corp ^^	46,357
5,224 PPG Industries Inc	316,104
10,021 Praxair Inc	844,069
3,877 RPM Inc	81,184
4,033 Rohm & Haas Co ^^	218,105
1,525 Sensient Technologies Corp ^^	44,972
4,165 Sigma-Aldrich Corp	248,442
2,910 Terra Industries Inc ^^*	103,392
3,164 Valspar Corp ^^	62,774
$6,585,836

COMMUNICATIONS - EQUIPMENT --- 2.31%

12,828 3Com Corp*	29,376
3,749 ADC Telecommunications Inc*	45,288
1,775 ADTRAN Inc ^^	32,838
1,420 Avocent Corp*	23,998
2,784 CIENA Corp ^^*	85,831
190,524 Cisco Systems Inc*	4,589,723
2,121 CommScope Inc ^^*	73,874
50,322 Corning Inc	1,209,741
4,345 Harris Corp	210,863
7,162 JDS Uniphase Corp ^^*	95,899
72,065 Motorola Inc	670,205
1,525 Plantronics Inc ^^	29,448
2,790 Polycom Inc*	62,887
51,549 QUALCOMM Inc	2,113,509
13,206 Tellabs Inc ^^*	71,973
$9,345,453

COMPUTER HARDWARE & SYSTEMS --- 4.07%

28,131 Apple Computer Inc*	4,036,799
71,608 Dell Inc*	1,426,431
2,118 Diebold Inc	79,531
67,127 EMC Corp*	962,601
78,830 Hewlett-Packard Co	3,599,378
1,000 Imation Corp ^^	22,740
44,250 International Business Machines Corp (1)	5,094,945
3,021 Lexmark International Group Inc Class A*	92,805
5,565 NCR Corp*	127,049
10,974 NetApp Inc ^^*	220,029
3,380 Palm Inc ^^	16,900
4,286 QLogic Corp*	65,790
7,303 Sandisk Corp ^^*	164,829
25,303 Sun Microsystems Inc*	392,956
5,720 Teradata Corp*	126,183
$16,428,966

COMPUTER SOFTWARE & SERVICES --- 5.14%

1,100 ACI Worldwide Inc ^^*	21,912
9,357 Activision Inc*	255,540
2,146 Acxiom Corp ^^	25,473
18,176 Adobe Systems Inc*	646,884
590 Advent Software ^^*	25,146
5,330 Akamai Technologies Inc ^^*	150,093
7,389 Autodesk Inc*	232,606
6,155 BMC Software Inc*	200,161
12,471 CA Inc	280,598
8,865 Cadence Design Systems Inc ^^*	94,678
5,908 Citrix Systems Inc*	173,282
9,178 Cognizant Technology Solutions Corp	264,602
8,738 Compuware Corp*	64,137
1,307 Digital River Inc ^^*	40,478
10,137 Electronic Arts Inc*	506,039
6,625 Expedia Inc ^^*	145,021
2,700 F5 Networks Inc	49,059
1,535 Fair Isaac Co	33,033
4,775 Foundry Networks Inc*	55,295
2,070 Gartner Inc ^^*	40,034

7,448 Google Inc*	3,280,621
10,447 Intuit Inc*	282,173
2,447 Jack Henry & Associates Inc	60,367
16,725 Juniper Networks Inc*	418,125
3,045 MPS Group Inc ^^*	35,992
1,720 Macrovision Corp ^^*	23,220
5,179 McAfee Inc*	171,373
2,855 Mentor Graphics Corp ^^*	25,210
255,837 Microsoft Corp (1)	7,260,654
11,210 Novell Inc*	70,511
126,409 Oracle Corp*	2,472,560
3,695 Parametric Technology Corp*	59,046
1,330 SRA International Inc*	32,332
2,854 Sybase Inc ^^*	75,060
27,054 Symantec Corp*	449,637
4,501 Synopsys Inc*	102,218
11,292 Unisys Corp*	50,024
3,085 VauleClick Inc ^^*	53,216
6,810 VeriSign Inc ^^*	226,364
2,430 Wind River Systems ^^*	18,808
42,750 Yahoo! Inc*	1,236,758
35,623 eBay Inc*	1,062,990
$20,771,330

CONGLOMERATES --- 3.68%

22,623 3M Co	1,790,610
1,920 Carlisle Cos Inc	64,205
319,197 General Electric Co (1)	11,813,481
1,230 Teleflex Inc	58,683
7,947 Textron Inc	440,423
15,518 Tyco International Ltd	683,568
$14,850,970

CONTAINERS --- 0.15%

2,200 AptarGroup Inc	85,646
3,113 Ball Corp	143,011
3,165 Bemis Co Inc ^^	80,486
4,125 Pactiv Corp*	108,116
5,127 Sealed Air Corp ^^	129,457
3,375 Temple-Inland Inc	42,930
$589,646

COSMETICS & PERSONAL CARE --- 0.21%

2,712 Alberto-Culver Co	74,336
13,624 Avon Products Inc	538,693
3,654 Estee Lauder Cos	167,536
1,775 NBTY Inc*	53,161
$833,726

DISTRIBUTORS --- 0.30%

3,983 Fastenal Co ^^	182,939
1,505 GATX Corp ^^	58,800
5,290 Genuine Parts Co	212,764
19,255 SYSCO Corp	558,780
2,385 United Rentals Inc*	44,933
2,150 WW Grainger Inc ^^	164,239
$1,222,455

ELECTRIC COMPANIES --- 2.75%

5,360 Allegheny Energy Inc	270,680
3,636 Alliant Energy Corp	127,296
6,659 Ameren Corp	293,262
12,795 American Electric Power Co Inc	532,656
1,220 Black Hills Corp ^^	43,652
10,419 CenterPoint Energy Inc	148,679
8,706 Consolidated Edison Inc ^^	345,628
3,594 DPL Inc ^^	92,150
5,223 DTE Energy Co ^^	203,123
18,389 Dominion Resources Inc	751,007
10,421 Edison International	510,837
6,112 Entergy Corp	666,697
21,142 Exelon Corp	1,718,210
13,027 FPL Group Inc	817,314
9,754 FirstEnergy Corp	669,319
2,740 Great Plains Energy Inc ^^	67,541
2,635 Hawaiian Electric Industries Inc ^^	62,897
1,410 IDACORP Inc ^^	45,275
2,417 Integrys Energy Group Inc	112,729
3,420 NSTAR ^^	104,071
4,936 Northeast Utilities	121,129
2,926 OGE Energy Corp ^^	91,203
11,353 PG&E Corp	418,017
2,430 PNM Resources Inc ^^	30,302
11,950 PPL Corp	548,744
6,402 Pepco Holdings Inc	158,257
3,210 Pinnacle West Capital Corp	112,607
8,324 Progress Energy Inc ^^	347,111
4,140 Puget Energy Inc	107,102
7,430 Sierra Pacific Resources	93,841
24,425 Southern Co	869,774
6,720 TECO Energy Inc ^^	107,184
3,095 Westar Energy Inc ^^	70,473
3,757 Wisconsin Energy Corp	165,270
13,673 Xcel Energy Inc	272,776
$11,096,813

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.15%

11,649 Agilent Technologies Inc*	347,490
3,420 Ametek Inc	150,172
5,630 Amphenol Corp	209,718
3,925 Arrow Electronics Inc*	132,076
4,775 Avnet Inc*	156,286
5,640 Cooper Industries Inc	226,446
25,164 Emerson Electric Co	1,294,939
1,920 Harman International Industries Inc ^^	83,597
1,835 Hubbell Inc Class B ^^	80,171
4,710 Ingram Micro Inc*	74,559
6,636 Jabil Circuit Inc	62,777
2,665 KEMET Corp ^^*	10,767
7,335 MEMC Electronic Materials Inc*	520,052
4,491 Molex Inc ^^	104,012
1,815 National Instruments Corp	47,444
4,749 Rockwell Automation Inc	272,688
2,860 Roper Industries Inc ^^	169,998

1,701 Tech Data Corp*	55,793
1,605 Thomas & Betts Corp ^^*	58,374
15,548 Tyco Electronics Ltd	533,607
5,944 Vishay Intertechnology Inc*	53,853
$4,644,819

ELECTRONICS - SEMICONDUCTOR --- 2.30%

19,333 Advanced Micro Devices Inc ^^*	113,871
9,798 Altera Corp	180,577
9,403 Analog Devices Inc	277,577
43,252 Applied Materials Inc	843,847
14,160 Atmel Corp*	49,277
14,914 Broadcom Corp Class A*	287,393
2,760 Cree Inc ^^*	77,170
4,850 Cypress Semiconductor Corp*	114,509
3,976 Fairchild Semiconductor International Inc*	47,394
6,069 Integrated Device Technology Inc*	54,196
185,018 Intel Corp	3,918,681
2,290 International Rectifier Corp ^^*	49,235
4,039 Intersil Holding Corp	103,681
5,758 KLA-Tencor Corp	213,622
21,107 LSI Logic Corp ^^*	104,480
3,978 Lam Research Corp*	152,039
7,045 Linear Technology Corp ^^	216,211
6,042 Microchip Technology Inc ^^	197,755
24,279 Micron Technology Inc ^^*	144,946
17,721 NVIDIA Corp	350,699
7,222 National Semiconductor Corp ^^	132,307
3,256 Novellus Systems Inc ^^*	68,539
9,310 RF Micro Devices Inc*	24,765
2,018 Semtech Corp ^^*	28,918
1,690 Silicon Laboratories Inc ^^*	53,303
5,525 Teradyne Inc*	68,621
42,390 Texas Instruments Inc	1,198,365
4,537 TriQuint Semiconductor Inc*	22,957
9,143 Xilinx Inc ^^	217,146
$9,312,081

ENGINEERING & CONSTRUCTION --- 0.27%

1,275 Dycom Industries Inc*	15,313
2,842 Fluor Corp	401,177
1,037 Granite Construction Inc ^^	33,920
3,885 Jacobs Engineering Group Inc*	285,897
5,385 KBR Inc	149,326
5,435 Quanta Services Inc ^^*	125,929
2,635 URS Corp*	86,138
$1,097,700

FINANCIAL SERVICES --- 4.49%

6,220 American Capital Strategies Ltd ^^	212,475
7,274 Ameriprise Financial Inc	377,157
3,800 Apollo Investment Corp ^^	60,154
2,590 Astoria Financial Corp	70,344
36,482 Bank of New York Mellon Corp	1,522,394
6,100 CIT Group Inc	72,285
1,712 CME Group Inc	803,099
166,408 Citigroup Inc	3,564,459

18,532 Countrywide Financial Corp ^^	101,926
3,702 Eaton Vance Corp ^^	112,948
31,263 Fannie Mae	822,842
2,750 Federated Investors Inc Class B	107,690
5,060 Franklin Resources Inc	490,769
20,616 Freddie Mac	521,997
16,535 Hudson City Bancorp Inc	292,339
2,553 IndyMac Bancorp Inc ^^	12,663
2,270 IntercontinentalExchange Inc*	296,235
108,587 JPMorgan Chase & Co	4,663,812
4,685 Janus Capital Group Inc	109,020
4,320 Legg Mason Inc	241,834
2,763 MGIC Investment Corp ^^	29,094
6,573 Moody's Corp ^^	228,938
8,465 NYSE Euronext ^^	522,375
10,347 New York Community Bancorp Inc ^^	188,522
6,164 Northern Trust Corp	409,721
2,871 PMI Group Inc ^^	16,709
8,253 Principal Financial Group ^^	459,857
2,661 Radian Group Inc ^^	17,483
4,041 SEI Investments Co	99,772
11,536 Sovereign Bancorp Inc ^^	107,516
12,387 State Street Corp	978,573
8,432 T Rowe Price Group Inc	421,600
2,753 Waddell & Reed Financial Class A ^^	88,454
2,779 Washington Federal Inc	63,472
1,638 Webster Financial Corp	45,651
$18,134,179

FOOD & BEVERAGES --- 3.72%

22,877 Anheuser-Busch Co Inc	1,085,514
2,702 Brown-Forman Corp	178,926
7,011 Campbell Soup Co	238,023
63,901 Coca-Cola Co	3,889,654
9,187 Coca-Cola Enterprises Inc	222,325
15,567 ConAgra Foods Inc	372,830
6,193 Constellation Brands Inc ^^*	109,430
4,813 Dean Foods Co	96,693
10,764 General Mills Inc	644,548
10,054 HJ Heinz Co	472,236
1,929 Hansen Natural Corp ^^*	68,094
5,365 Hershey Co ^^	202,100
2,288 Hormel Foods Corp	95,318
1,772 JM Smucker Co	89,681
8,329 Kellogg Co	437,772
48,980 Kraft Foods Inc	1,518,870
658 Lancaster Colony Corp	26,294
4,087 McCormick & Co Inc	151,096
4,380 Molson Coors Brewing Co Class B ^^	230,257
4,396 Pepsi Bottling Group Inc	149,068
1,851 PepsiAmericas Inc	47,256
51,191 PepsiCo Inc	3,695,990
22,759 Sara Lee Corp	318,171
3,729 Smithfield Foods Inc ^^*	96,059
839 Tootsie Roll Industries Inc ^^	21,140

8,727 Tyson Foods Inc Class A	139,196
6,935 Wm Wrigley Jr Co ^^	435,795
$15,032,336

GOLD, METALS & MINING --- 1.47%

26,049 Alcoa Inc	939,327
3,225 Allegheny Technologies Inc	230,136
4,603 Arch Coal Inc	200,231
5,835 CONSOL Energy Inc	403,724
1,581 Carpenter Technology Corp	88,489
1,455 Cleveland-Cliffs Inc ^^	174,338
3,735 Commercial Metals Co	111,938
12,248 Freeport-McMoRan Copper & Gold Inc	1,178,503
14,476 Newmont Mining Corp	655,763
9,213 Nucor Corp	624,089
8,659 Peabody Energy Corp ^^	441,609
2,020 Reliance Steel & Aluminum Co	120,917
6,070 Steel Dynamics Inc ^^	200,553
3,135 Titanium Metals Corp ^^	47,182
3,798 United States Steel Corp	481,852
2,066 Worthington Industries Inc ^^	34,853
$5,933,504

HEALTH CARE RELATED --- 2.00%

15,856 Aetna Inc	667,379
5,216 AmericsourceBergen Corp	213,752
1,365 Apria Healthcare Group Inc ^^*	26,959
8,956 CIGNA Corp	363,345
11,403 Cardinal Health Inc	598,772
2,113 Cerner Corp ^^*	78,773
3,100 Community Health Systems Inc ^^*	104,067
4,936 Coventry Health Care Inc*	199,168
8,089 Express Scripts Inc Class A	520,284
7,728 Health Management Associates Inc Class A*	40,881
3,534 Health Net Inc*	108,847
2,852 Henry Schein Inc ^^*	163,705
5,463 Humana Inc*	245,070
5,848 IMS Health Inc	122,866
910 Kindred Healthcare Inc*	19,902
1,755 Kinetic Concepts Inc ^^*	81,134
3,550 Laboratory Corp of America Holdings ^^*	261,564
1,790 LifePoint Hospitals Inc ^^*	49,171
2,342 Lincare Holdings Inc*	65,834
9,246 McKesson Corp	484,213
16,742 Medco Health Solutions Inc	733,132
3,880 Omnicare Inc ^^	70,461
4,134 Patterson Cos Inc ^^*	150,064
1,735 Psychiatric Solutions Inc ^^*	58,851
5,049 Quest Diagnostics Inc ^^	228,568
15,135 Tenet Healthcare Corp*	85,664
40,017 UnitedHealth Group Inc	1,374,984
1,650 Universal Health Services Inc Class B ^^	88,589
2,680 VCA Antech Inc ^^*	73,298
1,350 WellCare Health Plans Inc*	52,583
17,322 WellPoint Inc*	764,420
$8,096,300

HOMEBUILDING --- 0.20%

3,883 Centex Corp ^^	94,007
8,741 DR Horton Inc ^^	137,671
1,135 Hovnanian Enterprises Inc ^^*	12,031
2,439 KB Home ^^	60,316
4,421 Lennar Corp ^^	83,159
1,125 MDC Holdings Inc	49,264
216 NVR Inc ^^*	129,060
6,832 Pulte Homes Inc ^^	99,406
1,360 Ryland Group Inc ^^	44,730
4,060 Toll Brothers Inc ^^*	95,329
$804,973

HOTELS/MOTELS --- 0.33%

13,933 Carnival Corp	564,008
9,609 Marriott International Inc Class A ^^	330,165
6,019 Starwood Hotels & Resorts Worldwide Inc	311,483
5,615 Wyndham Worldwide Corp	116,118
$1,321,774

HOUSEHOLD GOODS --- 2.73%

1,630 American Greetings Corp	30,237
1,938 Black & Decker Corp ^^	128,102
769 Blyth Industries Inc ^^	15,165
2,100 Church & Dwight Co Inc	113,904
4,446 Clorox Co	251,821
16,312 Colgate-Palmolive Co	1,270,868
1,867 Energizer Holdings Inc*	168,926
4,915 Fortune Brands Inc	341,593
1,520 Furniture Brands International Inc ^^	17,784
13,456 Kimberly-Clark Corp	868,585
5,356 Leggett & Platt Inc ^^	81,679
1,803 Mohawk Industries Inc ^^*	129,113
8,810 Newell Rubbermaid Inc	201,485
98,409 Procter & Gamble Co (1)	6,895,519
1,825 Snap-on Inc	92,801
2,511 Stanley Works	119,574
1,955 Tupperware Corp	75,619
2,426 Whirlpool Corp	210,528
$11,013,303

INSURANCE RELATED --- 3.95%

10,547 ACE Ltd	580,718
15,188 AFLAC Inc	986,461
17,896 Allstate Corp	860,082
9,145 Ambac Financial Group Inc ^^	52,584
2,245 American Financial Group Inc	57,382
80,624 American International Group Inc	3,486,988
9,783 Aon Corp	393,277
2,897 Arthur J Gallagher & Co ^^	68,427
3,050 Assurant Inc	185,623
3,634 Brown & Brown Inc	63,159
11,860 Chubb Corp	586,833
5,300 Cincinnati Financial Corp	201,612
1,400 Commerce Group Inc ^^	50,484
2,011 Everest Re Group Ltd	180,045
6,785 Fidelity National Title Group Inc ^^	124,369

2,920 First American Financial Corp	99,105
13,790 Genworth Financial Inc	312,206
3,665 HCC Insurance Holdings Inc	83,159
1,635 Hanover Insurance Group Inc	67,264
10,053 Hartford Financial Services Group Inc	761,716
1,250 Horace Mann Educators Corp	21,850
5,401 Leucadia National Corp ^^	244,233
8,453 Lincoln National Corp ^^	439,556
14,041 Loews Corp	564,729
6,716 MBIA Inc ^^	82,070
16,630 Marsh & McLennan Cos Inc	404,941
1,150 Mercury General Corp ^^	50,957
22,654 MetLife Inc	1,365,130
7,323 Old Republic International Corp ^^	94,540
21,657 Progressive Corp	348,028
2,238 Protective Life Corp	90,773
14,250 Prudential Financial Inc	1,115,063
2,868 SAFECO Corp ^^	125,848
1,560 StanCorp Financial Group Inc	74,428
2,891 Torchmark Corp	173,778
19,848 Travelers Cos Inc	949,727
1,632 Unitrin Inc ^^	57,675
11,046 Unum Group	243,122
4,937 WR Berkley Corp	136,706
5,678 XL Capital Ltd Class A	167,785
$15,952,433

INVESTMENT BANK/BROKERAGE FIRM --- 1.58%

3,765 Bear Stearns Co Inc ^^	39,495
29,970 Charles Schwab Corp	564,335
14,723 E*TRADE Financial Corp ^^*	56,831
12,643 Goldman Sachs Group Inc	2,091,026
3,560 Jefferies Group Inc	57,423
16,959 Lehman Brothers Holdings Inc	638,337
31,059 Merrill Lynch & Co Inc	1,265,344
35,325 Morgan Stanley	1,614,353
3,025 Raymond James Financial Inc ^^	69,515
$6,396,659

LEISURE & ENTERTAINMENT --- 1.72%

1,775 Boyd Gaming Corp ^^	35,500
2,799 Brunswick Corp ^^	44,700
2,085 Callaway Golf Co	30,608
7,638 Harley-Davidson Inc ^^	286,425
4,522 Hasbro Inc ^^	126,164
10,004 International Game Technology ^^	402,261
945 International Speedway Corp Class A	38,934
1,085 Life Time Fitness Inc ^^*	33,863
11,545 Mattel Inc	229,746
1,405 Netflix Inc ^^*	48,683
73,520 News Corp	1,378,500
114,314 Time Warner Inc	1,602,682
20,471 Viacom Inc*	811,061
60,206 Walt Disney Co	1,889,264
$6,958,391

MACHINERY --- 2.23%

2,923 AGCO Corp*	175,029
19,953 Caterpillar Inc	1,562,120
1,660 Crane Co	66,981
6,471 Cummins Inc	302,972
8,174 Danaher Corp ^^	621,469
13,963 Deere & Co	1,123,184
2,253 Donaldson Co Inc ^^	90,751
6,152 Dover Corp	257,031
4,710 Eaton Corp	375,246
1,503 Federal Signal Corp ^^	20,982
1,859 Flowserve Corp	194,042
1,950 Graco Inc ^^	70,707
2,680 Harsco Corp	148,418
2,585 IDEX Corp	79,334
5,804 ITT Corp	300,705
12,785 Illinois Tool Works Inc	616,621
8,708 Ingersoll-Rand Co ^^	388,203
3,465 Joy Global	225,779
2,473 Kennametal Inc	72,780
1,398 Lincoln Electric Holdings Inc	90,157
4,155 Manitowoc Co Inc	169,524
1,090 Nordson Corp ^^	58,697
2,350 Oshkosh Truck Corp ^^	85,258
11,722 PACCAR Inc ^^	527,490
3,919 Pall Corp	137,439
5,372 Parker-Hannifin Corp	372,118
3,180 Pentair Inc ^^	101,442
1,704 SPX Corp	178,750
3,235 Terex Corp*	202,188
3,060 Timken Co	90,943
2,585 Trinity Industries Inc ^^	68,890
1,530 Wabtec Corp	57,620
7,085 Western Digital Corp*	191,578
$9,024,448

MANUFACTURING --- 0.02%

1,000 Matthews International Corp Class A	48,250
940 Mine Safety Appliances Co ^^	38,719
$86,969

MEDICAL PRODUCTS --- 2.12%

1,896 Advanced Medical Optics Inc ^^*	38,489
20,286 Baxter International Inc	1,172,937
1,994 Beckman Coulter Inc	128,713
7,820 Becton Dickinson & Co	671,347
42,902 Boston Scientific Corp*	552,149
3,210 CR Bard Inc	309,444
15,923 Covidien Ltd	704,593
4,819 Dentsply International Inc	186,013
1,793 Edwards Lifesciences Corp*	79,878
1,750 Gen-Probe Inc*	84,350
1,970 Hill-Rom Holdings Inc ^^	94,166
4,087 Hologic Inc ^^	227,237
5,069 Hospira Inc*	216,801
1,280 Intuitive Surgical Inc*	415,168
35,916 Medtronic Inc	1,737,257

2,500 ResMed Inc*	105,450
11,015 St Jude Medical Inc*	475,738
1,964 Steris Corp ^^	52,694
7,628 Stryker Corp	496,201
982 Varian Inc ^^*	56,877
4,003 Varian Medical Systems Inc*	187,501
7,466 Zimmer Holdings Inc*	581,303
$8,574,306

OFFICE EQUIPMENT & SUPPLIES --- 0.25%

3,411 Avery Dennison Corp	167,992
1,391 HNI Corp ^^	37,404
1,786 Herman Miller Inc ^^	43,882
6,729 Pitney Bowes Inc	235,650
29,313 Xerox Corp	438,816
2,115 Zebra Technologies Corp Class A*	70,472
$994,216

OIL & GAS --- 12.63%

14,953 Anadarko Petroleum Corp	942,488
10,673 Apache Corp	1,289,512
9,354 BJ Services Co	266,683
9,895 Baker Hughes Inc	677,808
1,085 Bill Barrett Corp ^^*	51,266
6,995 Cameron International Corp ^^	291,272
14,605 Chesapeake Energy Corp ^^	674,021
66,418 Chevron Corp (1)	5,669,440
2,670 Cimarex Energy Co	146,156
49,906 ConocoPhillips	3,803,336
7,830 Denbury Resources Inc	223,547
14,203 Devon Energy Corp	1,481,799
4,603 ENSCO International Inc	288,240
7,890 EOG Resources	946,800
22,375 El Paso Corp	372,320
1,715 Encore Acquisition Co*	69,080
2,094 Exterran Holdings Inc ^^*	135,147
171,028 Exxon Mobil Corp (1)	14,465,520
4,165 FMC Technologies Inc ^^	236,947
2,821 Forest Oil Corp ^^*	138,116
3,275 Frontier Oil Corp ^^	89,277
3,989 Grant Prideco Inc*	196,339
28,110 Halliburton Co	1,105,566
3,315 Helmerich & Payne Inc ^^	155,374
8,942 Hess Corp	788,506
22,678 Marathon Oil Corp	1,034,117
6,058 Murphy Oil Corp	497,604
8,937 Nabors Industries Ltd ^^*	301,802
11,391 National-Oilwell Inc	665,007
4,195 Newfield Exploration Co ^^*	221,706
8,565 Noble Corp	425,424
5,490 Noble Energy Inc	399,672
26,306 Occidental Petroleum Corp	1,924,810
852 Overseas Shipholding Group Inc ^^	59,674
4,907 Patterson-UTI Energy Inc	128,465
3,841 Pioneer Natural Resources Co ^^	188,670
3,620 Plains Exploration & Production Co ^^*	192,367
5,355 Pride International Inc ^^*	187,157

3,290 Quicksilver Resources Inc ^^	120,184
4,795 Range Resources Corp ^^	304,243
3,568 Rowan Cos Inc	146,930
38,295 Schlumberger Ltd	3,331,665
6,410 Smith International Inc ^^	411,714
10,992 Southwestern Energy Co	370,320
20,179 Spectra Energy Corp	459,072
3,778 Sunoco Inc ^^	198,232
2,555 Superior Energy Services Inc*	101,229
4,395 Tesoro Corp ^^	131,850
1,735 Tidewater Inc ^^	95,616
10,192 Transocean Inc*	1,377,958
17,081 Valero Energy Corp	838,848
10,849 Weatherford International Ltd*	786,227
18,673 Williams Cos Inc	615,836
16,297 XTO Energy Inc	1,008,132
$51,029,091

PAPER & FOREST PRODUCTS --- 0.28%

13,643 International Paper Co	371,090
3,287 Louisiana-Pacific Corp ^^	30,175
5,543 MeadWestvaco Corp	150,880
2,914 Packaging Corp of America ^^	65,070
3,180 Sonoco Products Co	91,043
6,711 Weyerhaeuser Co ^^	436,483
$1,144,741

PERSONAL LOANS --- 0.67%

3,640 AmeriCredit Corp ^^*	36,655
36,971 American Express Co	1,616,372
11,940 Capital One Financial Corp ^^	587,687
15,300 Discover Financial Services	250,461
14,878 SLM Corp*	228,377
$2,719,552

PHARMACEUTICALS --- 5.69%

49,393 Abbott Laboratories	2,724,024
9,775 Allergan Inc	551,212
3,453 Barr Laboratories Inc*	166,814
63,252 Bristol-Myers Squibb Co	1,347,268
31,598 Eli Lilly & Co	1,630,141
4,246 Endo Pharmaceuticals Holdings Inc*	101,649
9,934 Forest Laboratories Inc*	397,459
90,538 Johnson & Johnson (1)	5,873,200
7,836 King Pharmaceuticals Inc*	68,173
1,755 Medicis Pharmaceutical Corp Class A ^^	34,556
69,240 Merck & Co Inc	2,627,658
9,719 Mylan Laboratories Inc ^^	112,740
1,088 Par Pharmaceutical Cos Inc*	18,920
2,460 Perrigo Co	92,816
216,084 Pfizer Inc	4,522,638
51,797 Schering-Plough Corp	746,395
3,580 Sepracor Inc ^^*	69,882
2,900 Valeant Pharmaceuticals International ^^*	37,207
3,316 Watson Pharmaceuticals Inc*	97,225
42,791 Wyeth	1,786,952
$23,006,929

PHOTOGRAPHY/IMAGING --- 0.04%

9,196 Eastman Kodak Co ^^	162,493
$162,493

POLLUTION CONTROL --- 0.23%

10,738 Allied Waste Industries Inc*	116,078
5,023 Republic Services Inc	146,873
2,815 Stericycle Inc	144,973
15,814 Waste Management Inc	530,718
$938,642

PRINTING & PUBLISHING --- 0.31%

2,799 Belo Corp Class A	29,585
1,641 Deluxe Corp	31,524
7,330 Gannett Co Inc ^^	212,937
1,495 Getty Images Inc*	47,840
1,410 John Wiley & Sons Inc Class A ^^	55,977
1,235 Lee Enterprises Inc ^^	12,362
10,328 McGraw-Hill Cos Inc	381,620
720 Media General Inc Class A ^^	10,094
1,176 Meredith Corp ^^	44,982
4,567 New York Times Co ^^	86,225
6,876 RR Donnelley & Sons Co	208,412
835 Scholastic Corp ^^*	25,275
187 Washington Post Co Class B	123,701
$1,270,534

RAILROADS --- 0.84%

9,483 Burlington Northern Santa Fe Corp	874,522
12,914 CSX Corp	724,088
2,435 Kansas City Southern ^^*	97,668
12,021 Norfolk Southern Corp	652,981
8,338 Union Pacific Corp	1,045,418
$3,394,677

REAL ESTATE --- 1.66%

3,115 AMB Property Corp REIT ^^	169,518
1,030 Alexandria Real Estate Equities Inc REIT ^^	95,502
2,940 Apartment Investment & Management Co REIT	105,281
2,474 Avalonbay Communities Inc REIT	238,790
1,650 BRE Properties Inc REIT ^^	75,174
3,835 Boston Properties Inc REIT ^^	353,088
5,525 CB Richard Ellis Group Inc ^^*	119,561
1,705 Camden Property Trust REIT ^^	85,591
1,155 Cousins Properties Inc REIT ^^	28,540
3,800 Developers Diversified Realty Corp REIT ^^	159,144
4,675 Duke Realty Corp REIT	106,637
1,143 Equity One Inc REIT ^^	27,398
8,639 Equity Residential REIT ^^	358,432
1,895 Federal Realty Investment Trust REIT ^^	147,715
8,515 General Growth Properties Inc REIT ^^	325,018
7,500 HCP Inc REIT	253,575
2,850 Health Care Inc REIT ^^	128,621
1,810 Highwood Properties Inc REIT	56,237
2,993 Hospitality Properties Trust REIT	101,822
16,700 Host Hotels & Resorts Inc REIT	265,864

1,045 Jones Lang LaSalle Inc	80,820
8,060 Kimco Realty Corp REIT ^^	315,710
2,919 Liberty Property Trust REIT ^^	90,810
2,318 MacErich Co REIT ^^	162,886
2,089 Mack-Cali Realty Corp REIT ^^	74,598
3,015 Nationwide Health Properties Inc REIT ^^	101,756
5,456 Plum Creek Timber Co Inc REIT ^^	222,059
1,266 Potlatch Corp REIT ^^	52,248
8,270 ProLogis Trust REIT ^^	486,772
4,005 Public Storage Inc REIT	354,923
2,522 Rayonier Inc ^^	109,556
3,230 Realty Income Corp ^^	82,753
2,220 Regency Centers Corp REIT	143,767
7,158 Simon Property Group Inc REIT ^^	665,050
4,250 UDR Inc REIT	104,210
4,347 Vornado Realty Trust REIT	374,755
2,397 Weingarten Realty Investors REIT ^^	82,553
$6,706,734

RESTAURANTS --- 0.87%

965 Bob Evans Farms Inc	26,624
3,197 Brinker International Inc	59,304
707 CBRL Group Inc ^^	25,289
2,198 Cheesecake Factory Inc ^^*	47,894
1,085 Chipotle Mexican Grill Inc ^^*	123,072
4,551 Darden Restaurants Inc ^^	148,135
36,808 McDonald's Corp	2,052,782
1,627 Ruby Tuesday Inc ^^	12,203
23,313 Starbucks Corp ^^*	407,978
2,781 Wendy's International Inc	64,130
15,174 Yum! Brands Inc ^^	564,625
$3,532,036

RETAIL --- 5.15%

1,472 99 Cents Only Stores ^^*	14,558
2,744 Abercrombie & Fitch Co	200,696
3,000 Advance Auto Parts Inc	102,150
2,105 Aeropostale Inc	57,067
9,885 Amazon.com Inc ^^*	704,801
6,830 American Eagle Outfitters Inc	119,593
1,920 AnnTaylor Stores Corp ^^*	46,426
4,271 AutoNation Inc ^^*	63,937
1,380 AutoZone Inc ^^*	157,085
2,015 BJ's Wholesale Club Inc ^^*	71,915
1,512 Barnes & Noble Inc ^^	46,343
8,356 Bed Bath & Beyond Inc ^^*	246,502
11,251 Best Buy Co Inc ^^	466,466
2,877 Big Lots Inc ^^*	64,157
1,835 Borders Group Inc ^^	10,771
45,759 CVS Caremark Corp	1,853,697
6,963 CarMax Inc ^^*	135,221
3,720 Charming Shoppes Inc ^^*	17,968
5,609 Chicos FAS Inc ^^*	39,880
1,870 Coldwater Creek Inc ^^*	9,444
2,060 Collective Brands Inc*	24,967
13,891 Costco Wholesale Corp	902,498
2,645 Dicks Sporting Goods Inc ^^	70,833

1,783 Dillard's Inc ^^	30,685
2,930 Dollar Tree Inc*	80,839
4,457 Family Dollar Stores Inc ^^	86,912
4,915 Foot Locker Inc ^^	57,850
5,170 GameStop Corp*	267,341
14,507 Gap Inc	285,498
1,730 Guess ? Inc ^^	70,013
53,911 Home Depot Inc	1,507,891
5,730 IAC/InterActiveCorp*	118,955
7,060 JC Penney Co Inc	266,233
10,043 Kohl's Corp*	430,744
21,466 Kroger Co	545,236
9,920 Limited Brands Inc	169,632
46,736 Lowe's Cos Inc	1,072,124
1,495 MSC Industrial Direct Co Inc Class A	63,164
13,806 Macy's Inc	318,366
5,698 Nordstrom Inc	185,755
3,670 O'Reilly Automotive Inc*	104,668
8,701 Office Depot Inc ^^*	96,146
2,385 OfficeMax Inc	45,649
2,230 Pacific Sunwear of California Inc ^^*	28,120
4,066 Petsmart Inc ^^	83,109
1,870 Polo Ralph Lauren Corp ^^	109,002
4,148 RadioShack Corp	67,405
1,375 Regis Corp	37,799
2,105 Rent-A-Center Inc ^^*	38,627
4,289 Ross Stores Inc ^^	128,498
1,200 Ruddick Corp ^^	44,232
6,749 SUPERVALU Inc	202,335
14,065 Safeway Inc	412,808
4,498 Saks Inc ^^*	56,090
2,331 Sears Holding Corp ^^*	237,972
3,239 Sherwin-Williams Co	165,319
22,394 Staples Inc	495,131
13,935 TJX Cos Inc	460,830
26,179 Target Corp	1,326,752
4,047 Tiffany & Co	169,326
3,570 Urban Outfitters Inc ^^*	111,920
75,529 Wal-Mart Stores Inc	3,978,868
31,704 Walgreen Co	1,207,605
4,469 Whole Foods Market Inc ^^	147,343
2,801 Williams-Sonoma Inc ^^	67,896
$20,807,663

SAVINGS & LOANS --- 0.01%

3,300 First Niagara Financial Group Inc ^^	44,847
$44,847

SHOES --- 0.21%

12,268 NIKE Inc Class B	834,224
1,510 Timberland Co Class A ^^*	20,732
$854,956

SPECIALIZED SERVICES --- 1.57%

3,065 Affiliated Computer Services Inc Class A*	153,587
2,550 Alliance Data Systems Corp*	121,151
4,389 Apollo Group Inc*	189,605

16,728 Automatic Data Processing Inc	709,100
3,297 Avis Budget Group Inc ^^*	35,014
1,525 Brink's Co	102,450
4,470 Broadridge Financial Solutions LLC	78,672
1,095 CSG Systems International Inc ^^*	12,450
2,852 Career Education Corp ^^*	36,277
2,157 ChoicePoint Inc*	102,673
4,178 Cintas Corp	119,240
5,214 Computer Sciences Corp ^^*	212,679
4,020 Convergys Corp*	60,541
2,244 Copart Inc*	86,977
2,697 Corinthian Colleges Inc ^^*	19,499
1,091 Corporate Executive Board Co	44,164
4,000 Corrections Corp of America	110,080
1,627 DST Systems Inc ^^*	106,959
1,900 DeVry Inc	79,496
1,838 Dun & Bradstreet Corp	149,576
16,261 Electronic Data Systems Corp	270,746
4,123 Equifax Inc	142,161
5,480 Fidelity National Information Services Inc	209,007
5,253 Fiserv Inc*	252,617
2,550 Global Payments Inc	105,468
10,393 H&R Block Inc	215,759
1,403 Harte-Hanks Inc ^^	19,179
920 ITT Educational Services Inc ^^*	42,256
15,045 Interpublic Group of Cos Inc ^^*	126,528
685 Kelly Services Inc Class A ^^	14,084
1,460 Korn/Ferry International ^^*	24,674
2,520 Lamar Advertising Co ^^*	90,544
2,572 Manpower Inc	144,701
2,824 Metavante Technologies Inc*	56,452
3,991 Monster Worldwide Inc ^^*	96,622
1,430 Navigant Consulting Inc ^^*	27,141
2,435 NeuStar Inc ^^*	64,479
10,255 Omnicom Group Inc	453,066
10,325 Paychex Inc	353,735
5,059 Robert Half International Inc ^^	130,219
1,325 Rollins Inc	23,439
2,045 Scientific Games Corp ^^*	43,170
8,350 Service Corp International	84,669
2,145 Sotheby's ^^	62,012
467 Strayer Education Inc ^^	71,218
6,323 Total System Services Inc ^^	149,602
1,503 Valassis Communications Inc ^^*	16,308
23,963 Western Union Co	509,693
$6,329,739

TELEPHONE & TELECOMMUNICATIONS --- 3.17%

192,956 AT&T Inc (1)	7,390,215
12,950 American Tower Corp*	507,770
3,388 CenturyTel Inc ^^	112,617
7,905 Cincinnati Bell Inc*	33,675
10,433 Citizens Communications Co ^^	109,442
4,916 Embarq Corp ^^	197,132
49,136 Qwest Communications International Inc ^^	222,586
91,052 Sprint Nextel Corp	609,138
3,406 Telephone & Data Systems Inc	133,754

91,752 Verizon Communications	3,328,755
14,486 Windstream Corp	173,108
$12,818,192

TEXTILES --- 0.21%

11,238 Coach Inc*	338,826
3,040 Hanesbrands Inc ^^*	88,768
2,758 Jones Apparel Group Inc	37,012
3,178 Liz Claiborne Inc ^^	57,681
1,789 Phillips-Van Heusen Corp	67,839
2,802 VF Corp	217,183
1,425 Warnaco Group Inc ^^*	56,202
$863,511

TOBACCO --- 1.37%

67,396 Altria Group Inc (1)	4,905,081
5,454 Reynolds American Inc ^^	321,950
4,793 UST Inc ^^	261,314
900 Universal Corp ^^	58,977
$5,547,322

TRANSPORTATION --- 0.07%

1,335 Alexander & Baldwin Inc	57,512
1,462 Con-Way Inc ^^	72,340
2,735 JB Hunt Transport Services Inc ^^	85,961
1,412 Werner Enterprises Inc ^^	26,207
1,815 YRC Worldwide Inc ^^*	23,813
$265,833

UTILITIES --- 1.16%

21,369 AES Corp*	356,221
2,427 AGL Resources Inc	83,295
11,995 Aquila Inc*	38,504
7,195 CMS Energy Corp ^^	97,420
5,712 Constellation Energy Group	504,198
40,338 Duke Energy Corp	720,033
15,825 Dynegy Inc Class A*	124,859
2,295 Energen Corp	142,979
5,045 Energy East Corp	121,685
3,912 Equitable Resources Inc ^^	230,417
5,813 MDU Resources Group Inc ^^	142,709
1,412 NICOR Inc ^^	47,316
2,653 National Fuel Gas Co ^^	125,248
8,739 NiSource Inc	150,660
3,321 ONEOK Inc	148,216
16,232 Public Service Enterprise Group Inc	652,364
5,550 Questar Corp	313,908
3,746 Scana Corp	137,029
8,349 Sempra Energy	444,835
2,421 Vectren Corp ^^	64,955
1,554 WGL Holdings Inc ^^	49,821
$4,696,672

WATER --- 0.02%

4,218 Aqua America Inc ^^	79,214
$79,214

TOTAL COMMON STOCK --- 99.13%	$400,574,972

(Cost $329,707,275)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

3,108,000 Federal Home Loan Bank	3,108,000
1.520% April 1, 2008
400,000 United States of America	399,907
4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.87%	$3,507,907

(Cost $3,507,907)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%	$404,082,879

(Cost $333,215,182)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Goldman Sachs & Co, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $45,264,457.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$400,574,972	$		$		$400,574,972
Short Term Investments			3,507,907			3,507,907

Total Assets	$400,574,972		$3,507,907		$-	$404,082,879

As of March 31, 2008, the Maxim Stock Index Portfolio had 10 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in June 2008 and the Portfolio has recorded unrealized appreciation of $16,300 and depreciation of $162, respectively, for a total unrealized appreciation of $16,138.

At March 31, 2008, the U.S. Federal income tax cost basis was $344,531,165. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $113,716,960 and gross depreciation of securities in which there was an excess of tax cost over value of $54,165,246, resulting in net appreciation of $59,551,714.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

BONDS

Par Value ($)	Value ($)

AUTOMOBILES --- 0.12%

1,324,000 Ford Motor Co	1,135,330
Convertible
4.250% December 15, 2036
$1,135,330

TOTAL BONDS --- 0.12%	$1,135,330

(Cost $1,324,000)

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 0.88%

143,200 Honeywell International Inc	8,079,344
$8,079,344

AIR FREIGHT --- 0.35%

43,400 United Parcel Service Inc Class B	3,169,068
$3,169,068

AIRLINES --- 0.30%

220,300 Southwest Airlines Co ^^	2,731,720
$2,731,720

AUTOMOBILES --- 0.23%

356,200 Ford Motor Co ^^*	2,037,464
$2,037,464

BANKS --- 5.13%

76,400 Bank of America Corp	2,896,324
310,200 Fifth Third Bancorp	6,489,384
195,200 KeyCorp ^^	4,284,640
153,100 National City Corp ^^	1,523,345
207,300 SunTrust Banks Inc	11,430,522
381,800 US Bancorp	12,355,048
281,700 Wells Fargo & Co	8,197,470
$47,176,733

BIOTECHNOLOGY --- 0.83%

182,000 Amgen Inc*	7,603,960
$7,603,960

BROADCAST/MEDIA --- 1.31%

265,800 CBS Corp	5,868,864
166,500 Cablevision Systems Corp ^^*	3,568,095
132,900 Comcast Corp ^^	2,570,286
$12,007,245

BUILDING MATERIALS --- 1.93%

368,500 Masco Corp ^^	7,307,355
122,300 USG Corp ^^*	4,503,086
89,000 Vulcan Materials Co ^^	5,909,600
$17,720,041

CHEMICALS --- 1.82%

192,200 EI du Pont de Nemours & Co	8,987,272
175,600 International Flavors & Fragrances Inc	7,735,180
$16,722,452

COMMUNICATIONS - EQUIPMENT --- 0.54%

43,600 Cisco Systems Inc*	1,050,324
419,200 Motorola Inc	3,898,560
$4,948,884

COMPUTER HARDWARE & SYSTEMS --- 0.82%

377,200 Dell Inc*	7,513,824
$7,513,824

COMPUTER SOFTWARE & SERVICES --- 2.70%

443,300 Microsoft Corp	12,580,854
310,000 Yahoo! Inc*	8,968,300
110,700 eBay Inc*	3,303,288
$24,852,442

CONGLOMERATES --- 4.91%

151,200 3M Co	11,967,480
895,700 General Electric Co	33,149,856
$45,117,336

COSMETICS & PERSONAL CARE --- 0.76%

177,700 Avon Products Inc	7,026,258
$7,026,258

DISTRIBUTORS --- 0.52%

118,950 Genuine Parts Co	4,784,169
$4,784,169

ELECTRIC COMPANIES --- 3.24%

67,800 Entergy Corp	7,395,624
82,910 FirstEnergy Corp	5,689,284
98,800 Pinnacle West Capital Corp	3,465,904
142,100 Progress Energy Inc	5,925,570
112,200 TECO Energy Inc ^^	1,789,590
278,400 Xcel Energy Inc ^^	5,554,080
$29,820,052

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.56%

92,122 Cooper Industries Inc	3,698,698
32,600 Harman International Industries Inc ^^	1,419,404
$5,118,102

ELECTRONICS - SEMICONDUCTOR --- 1.63%

231,800 Analog Devices Inc	6,842,736
177,100 Applied Materials Inc	3,455,221
220,300 Intel Corp	4,665,954
$14,963,911

FINANCIAL SERVICES --- 6.77%

277,500 Bank of New York Mellon Corp	11,580,075
252,033 Citigroup Inc	5,398,547
206,200 Countrywide Financial Corp ^^	1,134,100
346,900 Fannie Mae	9,130,408
554,705 JPMorgan Chase & Co	23,824,580
109,100 Legg Mason Inc	6,107,418
173,300 UBS AG	5,036,188
$62,211,316

FOOD & BEVERAGES --- 4.85%

184,200 Anheuser-Busch Co Inc	8,740,290
82,100 Campbell Soup Co	2,787,295
21,800 Coca-Cola Co	1,326,966
152,100 General Mills Inc	9,107,748
332,200 Hershey Co ^^	12,513,974
198,200 Kraft Foods Inc	6,146,182
107,600 McCormick & Co Inc	3,977,972
$44,600,427

FOREIGN BANKS --- 0.40%

65,500 Allied Irish Banks PLC*	1,396,015
346,900 Royal Bank of Scotland Group PLC	2,321,869
$3,717,884

GOLD, METALS & MINING --- 0.51%

130,300 Alcoa Inc	4,698,618
$4,698,618

HOMEBUILDING --- 0.41%

241,200 DR Horton Inc ^^	3,798,900
$3,798,900

HOUSEHOLD GOODS --- 4.69%

44,300 Black & Decker Corp ^^	2,928,230
54,200 Colgate-Palmolive Co	4,222,722
110,000 Fortune Brands Inc	7,645,000
86,800 Kimberly-Clark Corp	5,602,940
342,100 Newell Rubbermaid Inc	7,823,827
130,100 Procter & Gamble Co	9,116,107
66,500 Whirlpool Corp ^^	5,770,870
$43,109,696

INSURANCE RELATED --- 5.27%

222,200 American International Group Inc	9,610,150
82,000 Chubb Corp	4,057,360

166,200 Genworth Financial Inc	3,762,768
165,127 Lincoln National Corp ^^	8,586,604
501,300 Marsh & McLennan Cos Inc	12,206,655
240,100 Progressive Corp ^^	3,858,407
133,595 Travelers Cos Inc	6,392,521
$48,474,465

INVESTMENT BANK/BROKERAGE FIRM --- 0.97%

219,500 Merrill Lynch & Co Inc	8,942,430
$8,942,430

LEISURE & ENTERTAINMENT --- 3.08%

132,900 Harley-Davidson Inc ^^	4,983,750
284,100 Mattel Inc	5,653,590
655,700 Time Warner Inc	9,192,914
270,500 Walt Disney Co	8,488,290
$28,318,544

MACHINERY --- 1.03%

196,400 Illinois Tool Works Inc	9,472,372
$9,472,372

OFFICE EQUIPMENT & SUPPLIES --- 0.89%

166,500 Avery Dennison Corp ^^	8,200,125
$8,200,125

OIL & GAS --- 12.22%

164,100 Anadarko Petroleum Corp	10,343,223
173,700 BJ Services Co	4,952,187
120,722 BP PLC sponsored ADR ^^	7,321,789
262,944 Chevron Corp	22,444,900
262,896 Exxon Mobil Corp	22,235,744
100,400 Hess Corp	8,853,272
130,100 Murphy Oil Corp ^^	10,686,414
216,500 Royal Dutch Shell PLC	14,934,170
76,000 Schlumberger Ltd	6,612,000
173,300 Spectra Energy Corp	3,942,575
$112,326,274

PAPER & FOREST PRODUCTS --- 1.85%

427,483 International Paper Co	11,627,538
196,700 MeadWestvaco Corp	5,354,174
$16,981,712

PERSONAL LOANS --- 1.44%

153,500 Capital One Financial Corp ^^	7,555,270
370,800 SLM Corp ^^*	5,691,780
$13,247,050

PHARMACEUTICALS --- 6.99%

108,600 Abbott Laboratories	5,989,290
288,700 Bristol-Myers Squibb Co	6,149,310
251,600 Eli Lilly & Co	12,980,044
183,200 Johnson & Johnson	11,884,184
222,100 Merck & Co Inc	8,428,695

488,600 Pfizer Inc	10,226,398
204,800 Wyeth	8,552,448
$64,210,369

PHOTOGRAPHY/IMAGING --- 0.55%

286,300 Eastman Kodak Co ^^	5,058,921
$5,058,921

POLLUTION CONTROL --- 0.61%

167,630 Waste Management Inc	5,625,663
$5,625,663

PRINTING & PUBLISHING --- 2.52%

261,800 Gannett Co Inc ^^	7,605,290
243,700 McGraw-Hill Cos Inc	9,004,715
347,500 New York Times Co ^^	6,560,800
$23,170,805

RAILROADS --- 0.24%

17,450 Union Pacific Corp	2,187,881
$2,187,881

RETAIL --- 3.25%

244,500 Bed Bath & Beyond Inc ^^*	7,212,750
377,400 Home Depot Inc	10,555,878
44,400 Macy's Inc	1,023,864
44,300 Tiffany & Co	1,853,512
174,500 Wal-Mart Stores Inc	9,192,660
$29,838,664

SPECIALIZED SERVICES --- 1.55%

21,800 Automatic Data Processing Inc	924,102
86,700 Computer Sciences Corp*	3,536,493
141,800 Electronic Data Systems Corp	2,360,970
359,700 H&R Block Inc	7,467,372
$14,288,937

TELEPHONE & TELECOMMUNICATIONS --- 4.36%

535,770 AT&T Inc	20,519,991
555,100 Alcatel-Lucent sponsored ADR ^^*	3,197,376
1,005,500 Qwest Communications International Inc ^^	4,554,915
523,600 Sprint Nextel Corp	3,502,884
227,886 Verizon Communications	8,306,445
$40,081,611

TOBACCO --- 0.47%

79,100 UST Inc ^^	4,312,532
$4,312,532

UTILITIES --- 1.47%

311,200 Duke Energy Corp	5,554,920
459,400 NiSource Inc	7,920,056
$13,474,976

TOTAL COMMON STOCK --- 94.86%	$871,743,177

(Cost $850,772,296)

PREFERRED STOCK

Par Value ($)	Value ($)

INVESTMENT BANK/BROKERAGE FIRM --- 0.38%

44 Merrill Lynch & Co Inc *	3,470,603
$3,470,603

TOTAL PREFERRED STOCK --- 0.38%	$3,470,603

(Cost $4,400,000)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

42,656,000 Federal Home Loan Bank	42,656,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 4.64%	$42,656,000

(Cost $42,656,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%	$919,005,110

(Cost $899,152,296)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

?  Security is fair valued at March 31, 2008.

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Morgan Stanley & Co Inc and BNP Paribas Securities Corp, 2.300% - 2.625%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $117,626,417.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$1,135,330	$		$1,135,330
Common Stock		871,743,177				871,743,177
Preferred Stock					3,470,603	3,470,603
Short Term Investments			42,656,000			42,656,000

Total Assets		$871,743,177	$43,791,330		$3,470,603	$919,005,110

The following is a reconciliation of Level 3 assets as of March 31, 2008:

			Common	Preferred
Description		Bonds	Stock	Stock	Derivatives	Total

Beginning Balance	$		$	$-	$	$-

Total gains (or losses) (realized/unrealized)				(929,397)		(929,397)

Purchases, sales and corporate actions				4,400,000		4,400,000

Transfers into (out of) Level 3				-		-

Ending Balance		$-	$-	$3,470,603	$-	$3,470,603

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $901,632,614. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $127,165,180 and gross depreciation of securities in which there was an excess of tax cost over value of $109,792,684, resulting in net appreciation of $17,372,496.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total assets.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.31%

38,400 Alliant Techsystems Inc*	3,975,552
3,900 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	154,089
3,400 Precision Castparts Corp	347,072
91,800 Rockwell Collins Inc	5,246,370
$9,723,083

AIR FREIGHT --- 0.13%

5,100 CH Robinson Worldwide Inc	277,440
6,200 Expeditors International of Washington Inc	280,116
$557,556

AIRLINES --- 0.85%

4,200 SkyWest Inc	88,704
280,800 Southwest Airlines Co	3,481,920
$3,570,624

AUTO PARTS & EQUIPMENT --- 1.01%

5,800 Gentex Corp	99,470
90,800 WABCO Holdings Inc	4,142,296
$4,241,766

AUTOMOBILES --- 0.02%

1,900 Thor Industries Inc	56,563
2,300 Winnebago Industries Inc	38,870
$95,433

BANKS --- 0.21%

1,300 City National Corp	64,298
2,500 East West Bancorp Inc	44,375
16,500 SVB Financial Group*	720,060
5,000 UCBH Holdings Inc	38,800
$867,533

BIOTECHNOLOGY --- 6.68%

85,000 Affymetrix Inc*	1,479,850
17,600 Alexion Pharmaceuticals Inc*	1,043,680
88,100 Applera Corp - Applied Biosystems Group	2,894,966
2,000 Biogen Idec Inc*	123,380
2,800 Celgene Corp*	171,612
70,400 Cephalon Inc*	4,533,760
4,300 Charles River Laboratories International Inc*	253,442
1,100 Covance Inc*	91,267
2,700 Genzyme Corp*	201,258
9,000 Gilead Sciences Inc	463,770

118,000 Human Genome Sciences Inc*	695,020
39,100 Illumina Inc*	2,967,690
4,100 ImClone Systems Inc*	173,922
2,400 Invitrogen Corp*	205,128
69,300 Millennium Pharmaceuticals Inc*	1,071,378
44,700 Millipore Corp*	3,013,227
26,000 Myriad Genetics Inc*	1,047,540
129,000 Qiagen NV*	2,683,200
2,600 Techne Corp*	175,136
75,300 Vertex Pharmaceuticals Inc*	1,798,917
52,400 Waters Corp*	2,918,680
$28,006,823

BROADCAST/MEDIA --- 2.15%

5,300 CTC Media Inc*	147,075
101,000 Cablevision Systems Corp*	2,164,430
1,000 Central European Media Enterprises Ltd*	85,230
148,200 Discovery Holding Co*	3,144,804
1,900 General Cable Corp*	112,233
50,000 Rogers Communications Inc Class B	1,796,000
5,600 Shaw Communications Inc	101,808
126,000 XM Satellite Radio Holdings Inc*	1,464,120
$9,015,700

CHEMICALS --- 0.39%

45,000 Amylin Pharmaceuticals Inc*	1,314,450
5,100 Ecolab Inc	221,493
2,000 Sigma-Aldrich Corp	119,300
$1,655,243

COMMUNICATIONS - EQUIPMENT --- 1.82%

61,000 CIENA Corp*	1,880,630
36,000 Harris Corp	1,747,080
195,700 JDS Uniphase Corp*	2,620,423
46,700 SBA Communications Corp*	1,393,061
$7,641,194

COMPUTER HARDWARE & SYSTEMS --- 1.04%

3,800 Logitech International SA*	96,672
13,900 NetApp Inc*	278,695
6,500 QLogic Corp*	99,775
184,900 Seagate Technology Holdings	3,871,806
$4,346,948

COMPUTER SOFTWARE & SERVICES --- 7.05%

2,700 ANSYS Inc	93,204
8,633 Activision Inc*	235,767
4,300 Adobe Systems Inc*	153,037
5,800 American Reprographics Co*	86,072
76,300 Autodesk Inc*	2,401,924
300 Baidu.com Inc*	71,889
128,000 CNET Networks Inc*	908,800
4,200 Cadence Design Systems Inc*	44,856
4,100 Citrix Systems Inc*	120,253
9,000 Cogent Inc*	84,870
8,800 Cognizant Technology Solutions Corp	253,704
3,300 Digital River Inc*	102,201

6,700 Electronic Arts Inc*	334,464
159,600 Expedia Inc*	3,493,644
5,400 F5 Networks Inc	98,118
12,600 FactSet Research Systems Inc	678,762
7,900 Foundry Networks Inc*	91,482
7,900 Intuit Inc*	213,379
76,200 Jack Henry & Associates Inc	1,879,854
208,300 Juniper Networks Inc*	5,207,500
92,100 McAfee Inc*	3,047,589
9,700 Paychex Inc	332,322
149,500 Red Hat Inc*	2,749,305
4,200 SINA Corp*	148,050
22,800 Salesforce.com*	1,319,436
7,500 Satyam Computer Services Ltd	169,425
5,800 Symantec Corp*	96,396
2,900 Synopsys Inc*	65,859
4,450 THQ Inc*	97,010
150,300 VeriSign Inc*	4,995,972
$29,575,144

CONGLOMERATES --- 0.10%

8,000 McDermott International Inc	438,560
$438,560

COSMETICS & PERSONAL CARE --- 0.08%

8,500 Avon Products Inc	336,090
$336,090

DISTRIBUTORS --- 1.32%

59,800 Fastenal Co	2,746,614
37,000 LKQ Corp	831,390
42,000 MSC Industrial Direct Co Inc Class A	1,774,500
2,200 WW Grainger Inc	168,058
$5,520,562

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.45%

146,350 Ametek Inc	6,426,229
179,700 Flir Systems Inc	5,407,173
24,000 Harman International Industries Inc	1,044,960
2,800 II-IV Inc*	106,344
175,900 Jabil Circuit Inc	1,664,014
4,200 MEMC Electronic Materials Inc*	297,780
2,700 National Instruments Corp	70,578
128,800 Roper Industries Inc	7,655,871
6,700 Trimble Navigation Ltd*	191,553
$22,864,502

ELECTRONICS - SEMICONDUCTOR --- 5.69%

183,200 Altera Corp	3,376,376
8,000 Analog Devices Inc	236,160
11,000 Broadcom Corp Class A*	211,970
1,700 Cymer Inc*	44,268
4,400 Fairchild Semiconductor International Inc*	52,448
4,900 Integrated Device Technology Inc*	43,757
117,900 Intersil Holding Corp	3,026,493
1,800 KLA-Tencor Corp	66,780
1,700 Lam Research Corp*	64,974

7,600 Linear Technology Corp	233,244
215,700 Marvell Technology Group Ltd*	2,346,816
7,900 Maxim Integrated Products Inc	161,081
105,500 Microchip Technology Inc	3,453,015
9,200 National Semiconductor Corp	168,544
270,000 ON Semiconductor Corp*	1,533,600
264,000 PMC-Sierra Inc*	1,504,800
3,600 Silicon Laboratories Inc*	113,544
164,400 Teradyne Inc*	2,041,848
51,900 Varian Semiconductor Equipment Associates Inc	1,460,985
157,400 Xilinx Inc	3,738,250
$23,878,953

ENGINEERING & CONSTRUCTION --- 0.97%

2,100 Chicago Bridge & Iron Co NV	82,404
3,000 Fluor Corp	423,480
5,100 Foster Wheeler Ltd	288,762
142,000 Quanta Services Inc*	3,290,140
$4,084,786

FINANCIAL SERVICES --- 2.51%

49,000 Ameriprise Financial Inc	2,540,650
103,300 Eaton Vance Corp	3,151,683
3,600 Federated Investors Inc Class B	140,976
64,400 Interactive Brokers Group Inc*	1,653,148
2,200 IntercontinentalExchange Inc*	287,100
4,800 Janus Capital Group Inc	111,696
1,450 Legg Mason Inc	81,171
8,100 Moody's Corp	282,123
5,200 Northern Trust Corp	345,644
33,000 Principal Financial Group	1,838,760
3,200 SEI Investments Co	79,008
$10,511,959

FOOD & BEVERAGES --- 0.23%

2,800 Brown-Forman Corp	185,416
61,000 Cott Corp*	214,110
2,500 Hershey Co	94,175
5,300 McCormick & Co Inc	195,941
4,325 Wm Wrigley Jr Co	271,783
$961,425

GOLD, METALS & MINING --- 2.83%

60,900 Agnico-Eagle Mines Ltd	4,123,539
5,100 Arch Coal Inc	221,850
50,500 CONSOL Energy Inc	3,494,095
5,600 Carpenter Technology Corp	313,432
5,900 Foundation Coal Holdings Inc	296,947
24,000 Peabody Energy Corp	1,224,000
54,000 Teck Cominco Ltd	2,211,840
$11,885,703

HEALTH CARE RELATED --- 4.45%

100,400 Alkermes Inc*	1,192,752
7,100 CIGNA Corp	288,047
52,000 Cerner Corp*	1,938,560
37,000 Community Health Systems Inc*	1,242,090

40,650 Coventry Health Care Inc*	1,640,228
12,650 DaVita Inc*	604,164
189,400 Elan Corp PLC sponsored ADR*	3,950,884
4,800 Express Scripts Inc Class A	308,736
53,400 Health Net Inc*	1,644,720
2,400 Healthways Inc*	84,816
51,500 Henry Schein Inc*	2,956,100
3,100 Humana Inc*	139,066
27,800 Laboratory Corp of America Holdings*	2,048,304
5,200 Lincare Holdings Inc*	146,172
2,800 Martek Biosciences Corp*	85,596
2,300 McKesson Corp	120,451
2,900 Patterson Cos Inc*	105,270
3,700 Quest Diagnostics Inc	167,499
$18,663,455

HOMEBUILDING --- 0.06%

1,600 Centex Corp	38,736
2,100 KB Home	51,933
3,000 Lennar Corp	56,430
3,400 Pulte Homes Inc	49,470
3,200 Toll Brothers Inc*	75,136
$271,705

HOTELS/MOTELS --- 1.48%

6,000 Choice Hotels International Inc	204,660
61,000 Gaylord Entertainment Co*	1,847,690
106,900 Marriott International Inc Class A	3,673,084
9,300 Melco PBL Entertainment Ltd*	105,834
3,200 Starwood Hotels & Resorts Worldwide Inc	165,600
1,900 Wynn Resorts Ltd	191,216
$6,188,084

HOUSEHOLD GOODS --- 0.04%

3,200 Clorox Co	181,248
$181,248

INDEPENDENT POWER PRODUCTS --- 0.41%

72,600 Reliant Energy Inc*	1,716,990
$1,716,990

INSURANCE RELATED --- 1.95%

2,500 Aon Corp	100,500
2,200 Arch Capital Group Ltd*	151,074
46,000 Assurant Inc	2,799,560
89,200 Axis Capital Holdings Ltd	3,031,016
2,600 Brown & Brown Inc	45,188
3,500 HCC Insurance Holdings Inc	79,415
230 Markel Corp*	101,193
52,800 Philadelphia Consolidated Holding Corp*	1,700,160
1,700 RenaissanceRe Holdings Ltd	88,247
2,200 Willis Group Holdings Ltd	73,942
$8,170,295

INVESTMENT BANK/BROKERAGE FIRM --- 1.02%

21,300 Affiliated Managers Group Inc*	1,932,762
960 BlackRock Inc	196,013

6,300 Lazard Ltd	240,660
18,000 Raymond James Financial Inc	413,640
86,000 TD Ameritrade Holding Corp*	1,419,860
3,200 optionsXpress Holdings Inc	66,272
$4,269,207

LEISURE & ENTERTAINMENT --- 1.72%

1,600 Boyd Gaming Corp	32,000
52,800 DreamWorks Animation SKG Inc*	1,361,184
5,100 Harley-Davidson Inc	191,250
115,600 International Game Technology	4,648,276
4,900 Mattel Inc	97,510
55,000 Pinnacle Entertainment Inc*	704,000
1,800 Royal Caribbean Cruises Ltd	59,220
2,850 WMS Industries Inc	102,515
$7,195,955

MACHINERY --- 2.68%

2,000 Cummins Inc	93,640
23,000 Danaher Corp	1,748,690
5,100 Donaldson Co Inc	205,428
3,300 Graco Inc	119,658
108,800 IDEX Corp	3,339,072
57,640 ITT Corp	2,986,328
4,300 Joy Global	280,188
59,000 Oshkosh Truck Corp	2,140,520
3,000 PACCAR Inc	135,000
2,600 Pall Corp	91,182
1,600 Terex Corp*	100,000
$11,239,706

MANUFACTURING --- 0.67%

77,600 Dolby Laboratories Inc*	2,813,776
$2,813,776

MEDICAL PRODUCTS --- 2.80%

3,500 American Medical Systems Holdings Inc*	49,665
2,700 ArthroCare Corp*	90,045
1,300 Becton Dickinson & Co	111,605
34,100 CR Bard Inc	3,287,240
3,200 Dentsply International Inc	123,520
88,900 Edwards Lifesciences Corp*	3,960,495
33,100 Gen-Probe Inc*	1,595,420
2,200 Hologic Inc	122,320
2,200 IDEXX Laboratories Inc	108,372
1,900 Integra LifeSciences Holdings*	82,593
900 Intuitive Surgical Inc*	291,915
2,800 Masimo Corp*	72,800
28,400 ResMed Inc*	1,197,912
8,300 St Jude Medical Inc*	358,477
3,100 Varian Medical Systems Inc*	145,204
1,900 Zimmer Holdings Inc*	147,934
$11,745,517

MISCELLANEOUS --- 0.03%

7,100 Perot Systems Corp Class A*	106,784
$106,784

OFFICE EQUIPMENT & SUPPLIES --- 0.05%

1,600 Avery Dennison Corp	78,800
2,000 HNI Corp	53,780
2,150 Zebra Technologies Corp Class A*	71,638
$204,218

OIL & GAS --- 9.04%

142,200 BJ Services Co	4,054,122
3,300 Bill Barrett Corp*	155,925
82,400 CNX Gas Corp*	2,659,872
3,400 Cabot Oil & Gas Corp Class A	172,856
41,400 Cameron International Corp	1,723,896
11,300 Compton Petroleum Corp*	125,317
3,000 Core Laboratories NV*	357,900
1,800 Diamond Offshore Drilling Inc	209,520
49,000 EOG Resources	5,880,000
56,000 FMC Technologies Inc	3,185,840
2,000 Forest Oil Corp*	97,920
4,200 Mariner Energy Inc*	113,442
53,800 Murphy Oil Corp	4,419,132
4,700 Nabors Industries Ltd*	158,719
2,700 Newfield Exploration Co*	142,695
20,700 SandRidge Energy Inc*	810,405
110,800 Smith International Inc	7,116,684
3,000 Sunoco Inc	157,410
79,000 TETRA Technologies Inc*	1,251,360
33,000 Trican Well Service Ltd	690,896
4,700 Ultra Petroleum Corp*	364,250
6,600 Weatherford International Ltd*	478,302
11,700 Williams Cos Inc	385,866
51,707 XTO Energy Inc	3,198,595
$37,910,924

PHARMACEUTICALS --- 1.88%

6,302 Allergan Inc	355,370
5,000 Barr Laboratories Inc*	241,550
27,400 BioMarin Pharmaceutical Inc*	969,138
61,900 Medarex Inc*	547,815
29,000 OSI Pharmaceuticals Inc*	1,084,310
40,100 Sepracor Inc*	782,752
54,000 Theravance Inc*	568,620
103,000 Valeant Pharmaceuticals International*	1,321,490
111,100 Warner Chilcott Ltd*	1,999,800
$7,870,845

POLLUTION CONTROL --- 0.10%

8,800 Republic Services Inc	257,312
3,500 Stericycle Inc	180,250
$437,562

PRINTING & PUBLISHING --- 0.10%

7,400 McGraw-Hill Cos Inc	273,430
1,300 Meredith Corp	49,725
2,500 VistaPrint Ltd*	87,375
$410,530

REAL ESTATE --- 0.48%

46,700 St Joe Co*	2,004,831
$2,004,831

RESTAURANTS --- 2.15%

61,000 Cheesecake Factory Inc*	1,329,190
37,000 Chipotle Mexican Grill Inc*	3,592,330
31,000 PF Changs China Bistro Inc*	881,640
13,700 Panera Bread Co Class A*	573,893
5,300 Starbucks Corp*	92,750
62,700 Tim Hortons Inc	2,134,935
11,600 Yum! Brands Inc	431,636
$9,036,374

RETAIL --- 6.81%

2,400 Advance Auto Parts Inc	81,720
76,000 Amazon.com Inc*	5,418,800
2,700 AnnTaylor Stores Corp*	65,286
107,000 Bed Bath & Beyond Inc*	3,156,500
34,000 Best Buy Co Inc	1,409,640
157,000 CarMax Inc*	3,048,940
3,000 Dicks Sporting Goods Inc	80,340
4,700 Family Dollar Stores Inc	91,650
52,000 J Crew Group Inc*	2,296,840
1,950 Men's Wearhouse Inc	45,377
101,000 O'Reilly Automotive Inc*	2,880,520
138,800 Petsmart Inc	2,837,072
7,300 Ross Stores Inc	218,708
43,000 Shoppers Drug Mart Corp	2,175,868
6,300 Staples Inc	139,293
9,100 TJX Cos Inc	300,937
5,700 Tiffany & Co	238,488
1,600 Tractor Supply Co*	63,232
2,900 Urban Outfitters Inc*	90,915
86,000 Whole Foods Market Inc	2,835,420
44,400 Williams-Sonoma Inc	1,076,256
$28,551,802

SECURITIES & COMMODITIES --- 0.09%

4,200 NYMEX Holdings Inc	380,646
$380,646

SPECIALIZED SERVICES --- 10.57%

3,492 Apollo Group Inc*	150,854
3,600 Cintas Corp	102,744
120,800 Clear Channel Outdoor Holdings Inc*	2,296,408
3,300 Corporate Executive Board Co	133,584
75,200 DST Systems Inc*	4,943,648
3,600 DeVry Inc	150,624
1,300 Dun & Bradstreet Corp	105,794
3,300 Equifax Inc	113,784
1,600 Fidelity National Information Services Inc	61,024
76,200 Fiserv Inc*	3,664,458
5,600 Focus Media Holding Ltd	196,840
106,300 Global Payments Inc	4,396,568
3,200 H&R Block Inc	66,432
30,000 IHS Inc*	1,929,300

1,700 ITT Educational Services Inc*	78,081
116,050 Iron Mountain Inc*	3,068,362
128,000 Lamar Advertising Co*	4,599,040
54,300 Manpower Inc	3,054,918
94,500 Monster Worldwide Inc*	2,287,845
4,100 NeuStar Inc*	108,568
8,200 Omnicom Group Inc	362,276
3,700 Ritchie Bros Auctioneers Inc	303,844
78,500 Robert Half International Inc	2,020,590
221,000 SAIC Inc*	4,108,390
1,403 Total System Services Inc	33,195
72,500 UTI Worldwide Inc	1,455,800
3,600 WPP Group PLC	214,704
203,100 Western Union Co	4,319,937
$44,327,612

TELEPHONE & TELECOMMUNICATIONS --- 4.05%

122,000 Amdocs Ltd*	3,459,920
106,200 American Tower Corp*	4,164,102
119,100 Crown Castle International Corp*	4,107,759
71,900 Leap Wireless International Inc*	3,350,540
105,100 MetroPCS Communications Inc*	1,786,700
3,600 NII Holdings Inc*	114,408
$16,983,429

TEXTILES --- 0.09%

8,200 Coach Inc*	247,230
3,800 Under Armour Inc*	139,080
$386,310

TRANSPORTATION --- 0.07%

5,800 Landstar System Inc	302,528
$302,528

UTILITIES --- 0.81%

10,200 AES Corp*	170,034
296,000 Dynegy Inc Class A*	2,335,440
12,000 SunPower Corp*	894,120
$3,399,594

TOTAL COMMON STOCK --- 96.44%	$404,549,514

(Cost $358,496,070)

PREFERRED STOCK

Shares	Value ($)

SPECIALIZED SERVICES --- 0.04%

5,000 Bill Me Later Inc *	181,150
$181,150

TOTAL PREFERRED STOCK --- 0.04%	$181,150

(Cost $181,150)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

14,771,000 Federal Home Loan Bank	14,771,000
1.520% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 3.52%	$14,771,000

(Cost $14,771,000)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%	$419,501,664

(Cost $373,448,220)

Legend

* Non-income Producing Security

?  Security is fair valued at March 31, 2008.

ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$404,549,514	$		$		$404,549,514
Preferred Stock					181,150	181,150
Short Term Investments			14,771,000			14,771,000

Total Assets	$404,549,514		$14,771,000		$181,150	$419,501,664

The following is a reconciliation of Level 3 assets as of March 31, 2008:

			Common	Preferred
Description		Bonds	Stock	Stock	Derivatives	Total

Beginning Balance	$		$	$181,150	$	$181,150

Total gains (or losses) (realized/unrealized)				-		-

Purchases, sales and corporate actions				-		-

Transfers into (out of) Level 3				-		-

Ending Balance		$-	$-	$181,150	$-	$181,150

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $377,167,339. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $80,577,309 and gross depreciation of securities in which there was an excess of tax cost over value of $38,242,984, resulting in net appreciation of $42,334,325.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2008

UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.63%

17,200 Curtiss-Wright Corp	713,456
34,500 Orbital Sciences Corp ^^*	831,450
$1,544,906

AGRICULTURE --- 0.76%

19,200 Corn Products International Inc	713,088
$713,088

BANKS --- 0.40%

22,400 Texas Capital Bancshares Inc*	378,112
$378,112

BIOTECHNOLOGY --- 7.94%

11,500 AMAG Pharmaceuticals Inc ^^*	464,945
21,300 Alexion Pharmaceuticals Inc ^^*	1,263,090
30,000 Genomic Health Inc ^^*	566,700
14,000 Illumina Inc ^^*	1,062,600
24,600 LifeCell Corp ^^*	1,033,938
33,325 Meridian Bioscience Inc	1,114,055
25,100 Savient Pharmaceuticals Inc*	502,000
7,800 United Therapeutics Corp*	676,260
69,000 eResearchTechnology Inc*	856,980
$7,540,568

CHEMICALS --- 1.04%

10,000 Arch Chemicals Inc ^^	372,600
17,400 Terra Industries Inc*	618,222
$990,822

COMMUNICATIONS - EQUIPMENT --- 2.70%

56,500 ANADIGICS Inc ^^*	370,640
77,000 Brightpoint Inc*	643,720
20,600 Comtech Telecommunications Corp ^^*	803,400
33,000 Polycom Inc*	743,820
$2,561,580

COMPUTER HARDWARE & SYSTEMS --- 0.47%

18,700 Synaptics Inc ^^*	446,556
$446,556

COMPUTER SOFTWARE & SERVICES --- 13.80%

28,900 ANSYS Inc	997,628
88,400 Ariba Inc ^^*	853,944
22,500 Atheros Communications ^^*	468,900

22,300 Blue Coat Systems Inc ^^	491,492
51,071 CyberSource Corp ^^*	746,147
55,500 Double-Take Software Inc ^^*	648,240
68,800 Foundry Networks Inc*	796,704
42,100 Informatica Corp*	718,226
9,800 MAXIMUS Inc	359,758
36,300 MICROS Systems Inc	1,221,858
41,900 Macrovision Corp ^^*	565,650
37,900 NETGEAR Inc*	756,105
61,479 Nuance Communications Inc ^^*	1,070,349
50,800 Phase Forward Inc*	867,664
9,500 Priceline.Com Inc ^^*	1,148,170
52,140 Radiant Systems Inc ^^*	728,396
29,800 j2 Global Communications Inc ^^*	665,136
$13,104,367

CONGLOMERATES --- 0.95%

14,400 Walter Industries Inc	901,872
$901,872

CONTAINERS --- 0.88%

16,900 Silgan Holdings Inc	838,747
$838,747

COSMETICS & PERSONAL CARE --- 1.32%

59,400 American Oriental Bioengineering Inc ^^*	481,140
11,700 Chattem Inc ^^*	776,178
$1,257,318

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 3.44%

16,700 Anixter International Inc ^^*	1,069,468
15,100 Dionex Corp ^^*	1,162,549
38,800 Woodward Governor Co ^^	1,036,736
$3,268,753

ELECTRONICS - SEMICONDUCTOR --- 0.93%

42,144 AuthenTec Inc ^^*	418,911
22,300 Tessera Technologies Inc*	463,840
$882,751

ENGINEERING & CONSTRUCTION --- 3.46%

24,000 Matrix Service Co ^^*	412,320
17,700 Northwest Pipe Co ^^*	752,073
28,800 Quanta Services Inc ^^*	667,296
21,100 URS Corp*	689,759
25,100 Willbros Group Inc ^^*	768,060
$3,289,508

FINANCIAL SERVICES --- 1.93%

16,700 Bankrate Inc ^^*	833,163
31,000 Waddell & Reed Financial Class A	996,030
$1,829,193

FOOD & BEVERAGES --- 1.73%

43,100 Flowers Foods Inc ^^	1,066,725
19,700 Hain Celestial Group Inc ^^*	581,150
$1,647,875

GOLD, METALS & MINING --- 1.09%

17,400 Alpha Natural Resources Inc ^^*	755,856
4,700 Compass Minerals International Inc*	277,206
$1,033,062

HEALTH CARE RELATED --- 5.00%

51,481 Alkermes Inc ^^*	611,594
34,500 HealthExtras Inc*	856,980
10,200 Neogen Corp	256,020
40,500 PAREXEL International Corp	1,057,050
36,500 Psychiatric Solutions Inc ^^*	1,238,080
25,400 inVentiv Health Inc*	731,774
$4,751,498

HEAVY TRUCKS & PARTS --- 0.71%

22,100 Titan International Inc ^^	676,481
$676,481

HOUSEHOLD GOODS --- 1.30%

31,929 Tupperware Corp	1,235,014
$1,235,014

INSURANCE RELATED --- 3.12%

21,500 Hanover Insurance Group Inc	884,510
14,700 LandAmerica Financial Group Inc ^^	580,209
14,600 Navigators Group Inc*	794,240
14,300 RLI Corp	708,851
$2,967,810

LEISURE & ENTERTAINMENT --- 1.47%

16,400 Netflix Inc ^^*	568,260
22,900 WMS Industries Inc	823,713
$1,391,973

MACHINERY --- 3.50%

6,600 Bucyrus International Inc ^^	670,890
9,000 Lindsay Corp ^^	922,230
16,000 Robbins & Myers Inc	522,400
32,000 Wabtec Corp	1,205,120
$3,320,640

MANUFACTURING --- 1.65%

19,100 CIRCOR International Inc	883,375
18,500 RBC Bearings Inc*	686,905
$1,570,280

MEDICAL PRODUCTS --- 6.82%

84,300 Alliance Imaging Inc ^^*	724,980
23,400 ArthroCare Corp ^^*	780,390
7,900 Haemonetics Corp*	470,682
13,200 Hologic Inc	733,920
24,700 NuVasive Inc ^^*	852,397
34,100 Steris Corp	914,903
17,300 Varian Inc*	1,002,016
22,500 West Pharmaceutical Services Inc ^^	995,175
$6,474,463

OIL & GAS --- 6.71%

12,200 Atwood Oceanics Inc*	1,118,984
7,700 Core Laboratories NV*	918,610
12,900 Dril-Quip Inc*	599,463
123,500 Grey Wolf Inc ^^*	837,330
19,600 Hornbeck Offshore Services Inc ^^*	895,132
68,300 PetroQuest Energy Inc*	1,184,322
40,700 Petrohawk Energy Corp ^^*	820,919
$6,374,760

PAPER & FOREST PRODUCTS --- 0.89%

12,500 Greif Brothers Corp Class A	849,125
$849,125

PHARMACEUTICALS --- 5.08%

42,600 BioMarin Pharmaceutical Inc ^^*	1,506,763
35,700 K-V Pharmaceutical Co ^^*	891,072
11,500 OSI Pharmaceuticals Inc ^^*	429,985
34,500 Perrigo Co	1,301,685
17,090 XenoPort Inc ^^*	691,632
$4,821,137

PRINTING & PUBLISHING --- 0.67%

16,000 John Wiley & Sons Inc Class A ^^	635,200
$635,200

RAILROADS --- 1.02%

24,100 Kansas City Southern ^^*	966,651
$966,651

REAL ESTATE --- 1.46%

25,300 Digital Realty Trust Inc REIT ^^	898,150
12,800 Tanger Factory Outlet Centers Inc REIT ^^	492,416
$1,390,566

RESTAURANTS --- 1.80%

29,000 Buffalo Wild Wings Inc ^^*	710,500
22,400 Jack In The Box Inc	601,888
34,100 McCormick & Schmick's Seafood Restaurants Inc*	397,265
$1,709,653

RETAIL --- 3.86%

32,600 Aeropostale Inc	883,786
14,700 Buckle Inc	657,531
20,000 Gymboree Corp*	797,600
18,900 Longs Drug Stores Corp	802,494
21,300 Tween Brands Inc ^^*	526,962

$3,668,373

SHOES --- 1.39%

6,800 Deckers Outdoor Corp*	733,176
33,600 Iconix Brand Group Inc ^^*	582,960
$1,316,136

SPECIALIZED SERVICES --- 5.03%

22,200 DeVry Inc ^^	928,848
18,700 FTI Consulting Inc*	1,328,448
14,600 IHS Inc*	938,926
21,100 Navigant Consulting Inc*	400,478
4,600 Strayer Education Inc ^^	701,500
23,400 TNS Inc*	482,976
$4,781,176

TEXTILES --- 0.79%

24,600 Fossil Inc*	751,284
$751,284

TRANSPORTATION --- 1.43%

27,100 American Commercial Lines Inc ^^*	428,180
16,300 Kirby Corp*	929,100
$1,357,280

TOTAL COMMON STOCK --- 98.17%	$93,238,578

(Cost $93,839,159)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

1,742,000 Federal Home Loan Bank	1,742,000
1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.83%	$1,742,000

(Cost $1,742,000)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%	$94,980,578

(Cost $95,581,159)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $32,176,458.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

	Quoted Prices in		Signficant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total

Common Stock	$93,238,578	$		$		$93,238,578
Short Term Investments			1,742,000			1,742,000

Total Assets	$93,238,578		$1,742,000		$-	$94,980,578

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $95,807,342. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,494,512 and gross depreciation of securities in which there was an excess of tax cost over value of $8,321,276, resulting in net depreciation of $826,764.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.10%
250,000 United Technologies Corp 256,276
Notes
4.375% May 1, 2010
$256,276

AGENCY --- 46.88%
1,800,858 Fannie Mae 1,856,103
6.000% January 1, 2033
3,917,697 Fannie Mae 3,959,615
5.500% November 1, 2036
111,441 Fannie Mae 120,871
8.000% November 1, 2022
884,136 Fannie Mae 929,600
6.500% August 1, 2032
346,815 Fannie Mae 358,742
6.000% July 1, 2017
360,863 Fannie Mae 387,199
7.000% July 1, 2032
1,891,863 Fannie Mae 1,939,746
6.000% August 1, 2037
867,949 Fannie Mae 890,133
6.000% February 1, 2037
961,443 Fannie Mae 952,346
5.000% May 1, 2037

1,162,982 Fannie Mae 1,177,252
5.500% January 1, 2034
471,247 Fannie Mae 494,751
6.500% June 1, 2032
123,432 Fannie Mae 129,444
6.500% December 1, 2013
504,974 Fannie Mae 521,827
6.000% January 1, 2029
4,427 Fannie Mae 4,552
8.000% June 1, 2012
10,385 Fannie Mae 10,679
8.000% December 1, 2012
23,227 Fannie Mae 23,460
6.500% November 1, 2009
79,442 Fannie Mae 82,211
7.000% May 1, 2011

1,804,498 Fannie Mae 1,814,026
5.500% April 1, 2036
1,291,118 Fannie Mae 1,295,172
5.000% January 1, 2024

2,493,225 Fannie Mae 2,474,588
5.000% December 1, 2033
3,531,502 Fannie Mae 3,584,659
5.500% March 1, 2034
1,232,740 Fannie Mae 1,264,247
6.000% July 1, 2036
402,367 Fannie Mae 414,536
6.000% May 1, 2021
914,599 Fannie Mae 938,570
6.000% April 1, 2036
2,793,351 Fannie Mae 2,825,479
5.500% November 1, 2035
1,283,545 Fannie Mae 1,299,914
5.500% February 1, 2035
861,718 Fannie Mae 884,304
6.000% October 1, 2035
390,862 Fannie Mae 401,106
6.000% November 1, 2035
817,449 Fannie Mae 810,263
5.000% July 1, 2035
3,304,636 Fannie Mae 3,275,588
5.000% September 1, 2035
934,666 Fannie Mae 960,782
6.000% February 1, 2035
772,210 Fannie Mae 745,878
4.500% December 1, 2034
3,863,874 Fannie Mae 3,832,736
5.000% May 1, 2034
626,245 Fannie Mae 613,159
4.000% April 1, 2019
409,463 Fannie Mae 421,850
6.000% December 1, 2021
475,547 Fannie Mae 471,048
5.000% February 1, 2037
779,771 Fannie Mae 808,321
6.500% August 1, 2036
438,313 Fannie Mae 423,096
4.500% October 1, 2036
926,276 Fannie Mae 950,386
6.000% June 1, 2036
1,502,651 Fannie Mae 1,542,035
6.000% February 1, 2036
607,400 Fannie Mae 623,937
6.000% December 1, 2035
962,394 Fannie Mae 973,463
5.500% December 1, 2035
296,166 Fannie Mae 300,492
5.000% June 1, 2018
562,022 Fannie Mae 570,827
5.500% May 1, 2033
1,000,000 Fannie Mae ** 1,022,937
5.250% January 15, 2009
800,000 Fannie Mae ** 868,057
5.250% September 15, 2016
1,400,000 Fannie Mae ** 1,486,981
6.625% September 15, 2009

500,000 Fannie Mae ** ^^ 523,222
4.750% March 12, 2010
500,000 Fannie Mae ** ^^ 589,457
6.250% May 15, 2029
600,000 Fannie Mae ** ^^ 651,978
7.250% January 15, 2010
700,000 Fannie Mae ** ^^ 747,891
5.000% May 11, 2017
500,000 Fannie Mae ** ^^ 550,883
7.125% June 15, 2010
600,000 Fannie Mae ** ^^ 631,728
4.375% September 15, 2012
1,600,000 Fannie Mae ** ^^ 1,749,240
6.000% May 15, 2011
405,726 Fannie Mae ++ 412,509
4.460% February 1, 2037
488,930 Fannie Mae ++ 496,519
5.380% August 1, 2037
300,000 Federal Home Loan Bank ** 327,485
5.250% June 18, 2014
500,000 Federal Home Loan Bank ** 519,791
5.375% July 17, 2009
1,500,000 Federal Home Loan Bank ** 1,647,714
5.375% May 18, 2016
1,100,000 Federal Home Loan Bank ** ^^ 1,126,419
3.875% June 14, 2013
1,000,000 Federal Home Loan Bank ** ^^ 1,052,833
4.875% May 14, 2010
934,479 Freddie Mac 950,361
5.500% June 1, 2027
417,005 Freddie Mac 428,128
6.000% June 1, 2036
801,682 Freddie Mac 829,558
6.000% April 1, 2036
750,378 Freddie Mac 761,484
5.000% August 1, 2018
890,469 Freddie Mac 897,562
5.000% September 1, 2024

1,253,902 Freddie Mac 1,320,240
6.500% November 1, 2032
962,445 Freddie Mac 958,554
4.500% July 1, 2020
90,439 Freddie Mac 98,120
7.500% May 1, 2027
306,226 Freddie Mac 305,437
4.500% August 1, 2019
923,527 Freddie Mac 933,457
5.500% May 1, 2037
1,346,561 Freddie Mac 1,361,386
5.500% January 1, 2037
1,741,496 Freddie Mac 1,779,251
5.500% June 1, 2022
1,464,380 Freddie Mac 1,503,440
6.000% August 1, 2037
1,378,772 Freddie Mac 1,393,598
5.500% March 1, 2037

1,304,886 Freddie Mac 1,339,691
6.000% January 1, 2037
1,905,090 Freddie Mac 1,889,347
5.000% September 1, 2035
1,285,129 Freddie Mac 1,319,407
6.000% December 1, 2036
771,314 Freddie Mac 780,775
5.000% December 1, 2020
392,955 Freddie Mac 397,775
5.000% May 1, 2021
932,942 Freddie Mac 944,385
5.000% April 1, 2021
710,748 Freddie Mac 726,157
5.500% May 1, 2021
597,298 Freddie Mac 582,701
4.000% January 1, 2021
1,827,173 Freddie Mac 1,875,910
6.000% November 1, 2036
2,407,407 Freddie Mac 2,433,912
5.500% May 1, 2036
973,128 Freddie Mac 999,841
6.000% March 1, 2036
1,962,096 Freddie Mac 2,037,133
6.500% November 1, 2037
620,820 Freddie Mac 616,086
5.000% July 1, 2034
706,686 Freddie Mac 703,829
4.500% August 1, 2020
284,860 Freddie Mac 293,707
6.000% December 1, 2033
929,115 Freddie Mac 927,810
4.500% March 1, 2019
632,323 Freddie Mac 648,532
5.500% May 1, 2018
1,310,245 Freddie Mac 1,310,401
4.500% March 1, 2018
609,056 Freddie Mac 624,669
5.500% February 1, 2018
750,567 Freddie Mac 762,224
5.000% December 1, 2017
108,344 Freddie Mac 113,533
6.500% April 1, 2029
2,050,405 Freddie Mac 2,077,300
5.500% June 1, 2033
11,430 Freddie Mac 12,366
7.500% August 1, 2030
500,000 Freddie Mac ** 507,857
5.450% November 21, 2013
500,000 Freddie Mac ** 551,485
5.500% July 18, 2016
260,000 Freddie Mac ** 272,175
4.875% February 9, 2010
1,000,000 Freddie Mac ** 1,038,539
4.750% November 3, 2009
2,100,000 Freddie Mac ** 2,134,385
4.625% December 19, 2008

500,000 Freddie Mac ** 540,826
5.125% July 15, 2012
1,000,000 Freddie Mac ** 1,022,545
4.750% March 5, 2009
450,000 Freddie Mac ** 536,402
6.250% July 15, 2032
300,000 Freddie Mac ** ^^ 376,502
6.750% March 15, 2031
1,000,000 Freddie Mac ** ^^ 1,060,901
4.625% October 25, 2012
500,000 Freddie Mac ** ^^ 543,190
5.250% April 18, 2016
400,000 Freddie Mac ** ^^ 422,416
4.750% January 18, 2011
400,000 Freddie Mac ** ^^ 435,353
5.500% September 15, 2011
500,000 Freddie Mac ** ^^ 516,003
5.000% June 11, 2009
1,500,000 Freddie Mac ** ^^ 1,608,899
5.125% November 17, 2017
300,000 Freddie Mac ** ^^ 315,544
4.500% January 15, 2014
900,000 Freddie Mac ** ^^ 949,146
4.500% January 15, 2013
1,000,000 Freddie Mac ** ^^ 1,022,366
4.875% February 17, 2009
910,507 Freddie Mac ++ 927,783
5.130% November 1, 2036
1,959,944 Freddie Mac ++ 1,986,419
5.740% May 1, 2037
902,076 Freddie Mac ++ 906,592
5.560% March 1, 2037
2,195,151 Freddie Mac ++ 2,230,541
3.660% July 1, 2035
837,485 Freddie Mac ++ 848,890
5.240% August 1, 2037
444,725 Freddie Mac ++ 452,426
5.010% March 1, 2037
855,612 Freddie Mac ++ 872,131
5.250% November 1, 2036
850,009 Freddie Mac ++ 869,357
5.200% October 1, 2036
95,432 Ginnie Mae 102,227
7.000% July 15, 2025
779,290 Ginnie Mae 792,452
5.000% September 15, 2018
983,506 Ginnie Mae 1,004,570
5.500% April 15, 2037
36,703 Ginnie Mae 39,613
7.500% December 15, 2025
992,078 Ginnie Mae 1,013,687
5.500% December 15, 2035
47,210 Ginnie Mae 51,664
9.000% January 15, 2017
1,962,720 Ginnie Mae 1,967,116
5.000% November 15, 2033

57,888 Ginnie Mae 63,166
9.000% April 15, 2021
2,486,144 Ginnie Mae II 2,533,916
5.500% February 20, 2036
836,875 Ginnie Mae II 834,366
5.000% December 20, 2035
500,000 Resolution Funding Corp ^^ 733,197
9.375% October 15, 2020
$131,787,351

AGENCY MORTGAGE BACKED --- 0.38%
1,000,000 Fannie Mae 1,064,564
Series 2004-W1 Class 1A7
5.681% November 25, 2043
$1,064,564

AUTOMOBILES --- 0.19%
500,000 DaimlerChrysler NA Holding Corp 527,044
Notes
6.500% November 15, 2013
$527,044

BANKS --- 0.90%
500,000 Bank of America Corp 535,412
Subordinated Notes
7.400% January 15, 2011
500,000 Bank of America NA 478,323
Subordinated Notes
6.000% October 15, 2036
500,000 US Bank NA 541,363
Subordinated Notes
6.375% August 1, 2011
500,000 Wachovia Bank NA 472,931

Subordinated Notes
4.800% November 1, 2014
500,000 Wells Fargo & Co 494,656
Senior Notes
5.125% September 15, 2016
$2,522,685

BROADCAST/MEDIA --- 0.54%
500,000 Comcast Cable Communications LLC 519,831
Senior Notes
6.750% January 30, 2011
500,000 Cox Communications Inc 492,259
Global Notes
5.450% December 15, 2014
500,000 News America Inc 500,057
Notes
5.300% December 15, 2014
$1,512,147

CANADIAN - FEDERAL --- 0.19%
500,000 Export Development Canada 530,689
Notes
4.500% October 25, 2012
$530,689

CANADIAN - PROVINCIAL --- 0.37%
500,000 Province of Ontario 524,701
Notes
4.375% February 15, 2013
500,000 Province of Quebec 513,367
Bonds
5.750% February 15, 2009
$1,038,068

CHEMICALS --- 0.36%
1,000,000 EI du Pont de Nemours & Co 1,009,655
Senior Unsecured Notes
5.250% December 15, 2016
$1,009,655

COMMERCIAL MORTGAGE BACKED --- 4.71%
1,330,000 Bear Stearns Commercial Mortgage Securities ++ 1,321,990
Series 2005-T20 Class A4A
5.280% October 12, 2042
1,250,000 GS Mortgage Securities Corp II 1,213,385
Series 2005-GG4 Class A4
4.761% July 10, 2039
1,000,000 GS Mortgage Securities Corp II 970,437
Series 2005-GG4 Class A4A
4.751% July 10, 2039
500,000 JP Morgan Chase Commercial Mortgage Securities Corp 475,652
Series 2005-LDP2 Class ASB
4.659% July 15, 2042
873,966 JP Morgan Commercial Mortgage Finance Corp 901,318
Series 2000-C9 Class A2
7.770% October 15, 2032
1,000,000 Morgan Stanley Capital I 966,620
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
3,000,000 Morgan Stanley Capital I 2,969,538
Series 2007-T27 Class A4
5.803% June 13, 2042
2,000,000 Morgan Stanley Capital I 1,957,825
Series 2007-T25 Class A3
5.514% November 12, 2049
1,943,053 Salomon Brothers Mortgage Securities VII 1,985,295
Series 2001-C1 Class A3
6.428% December 18, 2035
500,000 Wachovia Bank Commercial Mortgage Trust 488,884
Series 2004-C10 Class A4
4.748% February 15, 2041
$13,250,944

COMPUTER HARDWARE & SYSTEMS --- 0.18%
400,000 International Business Machines Corp 513,458
Debentures
8.375% November 1, 2019
$513,458

COMPUTER SOFTWARE & SERVICES --- 0.18%
500,000 Oracle Corp 512,926
Notes
5.000% January 15, 2011
$512,926

CONGLOMERATES --- 0.18%
500,000 General Electric Co 517,912
Notes
5.000% February 1, 2013
$517,912

ELECTRIC COMPANIES --- 0.69%
500,000 Commonwealth Edison Co 513,307
1st Mortgage
6.150% September 15, 2017
500,000 Jersey Central Power & Light Co 451,212
Senior Notes
6.150% June 1, 2037
500,000 Ohio Power Co 479,743
Senior Notes
4.850% January 15, 2014
500,000 Pacific Gas & Electric Co 490,167
1st Mortgage
6.050% March 1, 2034
$1,934,429

FINANCIAL SERVICES --- 2.31%
500,000 American General Finance Corp 493,938
Notes
5.850% June 1, 2013
500,000 Bank of New York Mellon Corp 532,045
Senior Subordinated Notes
6.375% April 1, 2012
500,000 CIT Group Inc 393,477
Senior Notes
5.000% February 13, 2014
500,000 Citigroup Inc 471,213
Subordinated Notes
5.000% September 15, 2014
500,000 Citigroup Inc 434,667
Global Notes
5.850% December 11, 2034
250,000 General Electric Capital Corp 267,028
Notes
6.750% March 15, 2032
500,000 General Electric Capital Corp 507,722
Senior Notes
5.375% October 20, 2016

500,000 Household Finance Corp 513,953
Notes
6.375% October 15, 2011
500,000 JP Morgan Chase Bank NA 521,112
Subordinated Notes
6.000% October 1, 2017
500,000 JPMorgan Chase & Co 494,025
Subordinated Notes
5.125% September 15, 2014
500,000 John Deere Capital Corp 519,997
Unsecured Debentures
5.100% January 15, 2013
500,000 National Rural Utilities Cooperative Finance Corp 509,452
Collateral Trust Bonds
4.375% October 1, 2010
500,000 Washington Mutual Bank 397,500
Subordinated Notes
5.500% January 15, 2013
500,000 Washington Mutual Inc 450,000
Notes
4.000% January 15, 2009
$6,506,129

FOOD & BEVERAGES --- 0.86%
500,000 Anheuser-Busch Co Inc 501,237
Debentures
5.950% January 15, 2033
322,000 General Mills Inc 337,705
Notes
6.000% February 15, 2012
500,000 Kellogg Co 538,826
Notes
6.600% April 1, 2011
500,000 Kraft Foods Inc 520,702
Notes
6.250% June 1, 2012
500,000 Wm Wrigley Jr Co 513,331
Senior Unsecured Notes
4.300% July 15, 2010
$2,411,801

FOREIGN BANKS --- 0.57%
500,000 KfW Bankengruppe 535,657
Notes
4.625% January 20, 2011
500,000 KfW Bankengruppe 519,065
Notes
4.875% October 19, 2009
500,000 KfW Bankengruppe ^^ 534,800
Notes
4.875% January 17, 2017
$1,589,522

FOREIGN GOVERNMENTS --- 0.52%
300,000 Government of Italy 371,844
Notes
6.875% September 27, 2023
500,000 Government of Italy 528,513
Debentures
4.500% January 21, 2015
500,000 Government of Mexico 557,750
Notes
6.750% September 27, 2034
$1,458,107

GOLD, METALS & MINING --- 0.17%
500,000 BHP Finance USA Ltd 489,786
Global Notes
5.250% December 15, 2015
$489,786

HEALTH CARE RELATED --- 0.34%
500,000 UnitedHealth Group Inc 486,437
Notes
5.000% August 15, 2014
500,000 WellPoint Inc 470,182
Notes
5.250% January 15, 2016
$956,619

HOUSEHOLD GOODS --- 0.18%
500,000 Procter & Gamble Co 499,260
Senior Notes
5.550% March 5, 2037
$499,260

INSURANCE RELATED --- 1.05%
500,000 Allstate Corp 425,086
Bonds
5.350% June 1, 2033
500,000 American International Group Inc 472,867
Senior Unsecured Bonds
6.250% May 1, 2036
1,000,000 Hartford Financial Services Group Inc 1,001,897
Senior Notes
6.300% March 15, 2018
500,000 MetLife Inc 536,492
Senior Notes
6.125% December 1, 2011
500,000 Prudential Financial Inc 511,512
Notes
6.100% June 15, 2017
$2,947,854

INVESTMENT BANK/BROKERAGE FIRM --- 1.36%
500,000 Bear Stearns Cos Inc 481,055
Notes
5.700% November 15, 2014
500,000 BlackRock Inc 511,547
Global Notes
6.250% September 15, 2017
500,000 Credit Suisse USA Inc 531,482
Notes
6.500% January 15, 2012
500,000 Goldman Sachs Capital I 432,948
Company Guaranteed Notes
6.345% February 15, 2034
500,000 Goldman Sachs Group Inc 498,335
Senior Notes
5.750% October 1, 2016
500,000 Lehman Brothers Holdings Inc 434,497
Global Notes
4.800% March 13, 2014
500,000 Merrill Lynch & Co Inc 474,462
Subordinated Notes
6.050% May 16, 2016
500,000 Morgan Stanley 464,141
Subordinated Notes
4.750% April 1, 2014
$3,828,467

LEISURE & ENTERTAINMENT --- 0.56%
500,000 Time Warner Inc 516,169
Company Guaranteed Bonds
6.875% May 1, 2012
500,000 Viacom Inc 526,187
Notes
7.700% July 30, 2010
500,000 Walt Disney Co 541,428
Notes
6.375% March 1, 2012
$1,583,784

MACHINERY --- 0.36%
500,000 Caterpillar Inc 526,102
Senior Notes
5.700% August 15, 2016
500,000 Dover Corp 496,243
Notes
4.875% October 15, 2015
$1,022,345

OIL & GAS --- 0.94%
500,000 ConocoPhillips 511,112
Company Guaranteed Bonds
5.900% October 15, 2032
500,000 PEMEX Project Funding Master Trust ^^ 517,439
Company Guaranteed Bonds
6.625% June 15, 2035
500,000 Shell International Finance 536,523
Company Guaranteed Notes
5.625% June 27, 2011
500,000 Valero Energy Corp 520,520
Unsecured Notes
7.500% April 15, 2032
500,000 XTO Energy Inc 553,784
Senior Notes
7.500% April 15, 2012
$2,639,378

OTHER ASSET-BACKED --- 0.81%
470,219 ACE Securities Corp # ++ 458,611
Series 2007-D1 Class A2
7.340% February 25, 2038
1,000,000 Bank of America Credit Card Trust ++ 941,633
Series 2006-C4 Class C4
10.920% November 15, 2011
1,000,000 Citicorp Residential Mortgage Securities Inc 885,727
Series 2006-1 Class A6
5.836% July 25, 2036
$2,285,971

PAPER & FOREST PRODUCTS --- 0.35%
500,000 International Paper Co 465,626
Notes
5.300% April 1, 2015
500,000 Weyerhaeuser Co 525,712
Notes
6.750% March 15, 2012
$991,338

PERSONAL LOANS --- 0.54%
500,000 American Express Co 524,910
Senior Notes
7.000% March 19, 2018
500,000 American Express Credit Corp 512,510
Notes
5.000% December 2, 2010
500,000 HSBC Finance Corp 470,616
Notes
5.000% June 30, 2015
$1,508,036

PHARMACEUTICALS --- 0.36%
500,000 Schering-Plough Corp 502,485
Senior Unsecured Notes
6.000% September 15, 2017
500,000 Wyeth 517,903
Notes
5.500% February 1, 2014
$1,020,388

RAILROADS --- 0.72%
500,000 CSX Corp 475,059
Senior Unsecured Notes
5.600% May 1, 2017
500,000 Canadian National Railway Co 521,243
Bonds
5.850% November 15, 2017
500,000 Union Pacific Corp 508,464
Debentures
6.625% February 1, 2029
500,000 Union Pacific Corp 514,625
Unsecured Notes
5.375% May 1, 2014
$2,019,391

RETAIL --- 0.92%
500,000 Home Depot Inc 469,973
Senior Unsecured Notes
5.400% March 1, 2016
500,000 Kroger Co 523,782
Notes
6.200% June 15, 2012
500,000 Safeway Inc 528,497
Senior Unsecured Notes
6.350% August 15, 2017
500,000 Target Corp 525,160
Notes
5.875% March 1, 2012
500,000 Wal-Mart Stores Inc 527,805
Senior Notes
6.875% August 10, 2009
$2,575,217

SUPRANATIONALS --- 0.57%
500,000 European Investment Bank 544,448
Bonds
5.125% September 13, 2016
500,000 European Investment Bank 521,394
Senior Unsubordinated Notes
4.125% September 15, 2010
500,000 Inter-American Development Bank 544,720
Bonds
7.375% January 15, 2010
$1,610,562

TELEPHONE & TELECOMMUNICATIONS --- 1.10%
500,000 AT&T Inc 501,418
Global Notes
5.625% June 15, 2016
500,000 British Telecommunications PLC 620,988
Bonds
9.125% December 15, 2030
500,000 Deutsche Telekom International Finance BV 599,793
Company Guaranteed Bonds
8.250% June 15, 2030
500,000 Nextel Communications Inc 370,000
Bonds
5.950% March 15, 2014
500,000 Verizon New Jersey Inc 515,445
Debentures
5.875% January 17, 2012
500,000 Vodafone Group PLC 486,176
Global Notes
5.625% February 27, 2017
$3,093,820

U.S. GOVERNMENTS --- 26.85%
1,100,000 United States of America 1,212,148
4.875% June 30, 2012
300,000 United States of America 436,125
8.875% February 15, 2019

600,000 United States of America 878,860
8.750% May 15, 2020
600,000 United States of America 791,250
6.875% August 15, 2025
400,000 United States of America 587,375
8.750% August 15, 2020
300,000 United States of America 430,383
8.500% February 15, 2020
3,000,000 United States of America ^^ 3,161,016
3.625% December 31, 2012
2,000,000 United States of America ^^ 2,011,562
3.500% February 15, 2018
800,000 United States of America ^^ 870,875
4.250% August 15, 2013
1,500,000 United States of America ^^ 1,617,539
4.000% February 15, 2014
500,000 United States of America ^^ 512,852
3.875% May 15, 2009
1,000,000 United States of America ^^ 1,036,562
4.875% May 15, 2009
1,000,000 United States of America ^^ 1,077,578
4.500% February 28, 2011
600,000 United States of America ^^ 663,047
4.500% November 15, 2015
1,500,000 United States of America ^^ 1,608,516
4.500% November 15, 2010
500,000 United States of America ^^ 532,500
4.250% October 15, 2010
500,000 United States of America ^^ 526,797
3.875% September 15, 2010
500,000 United States of America ^^ 544,727
4.250% August 15, 2015
500,000 United States of America ^^ 528,906
4.125% August 15, 2010
500,000 United States of America ^^ 525,860
3.875% July 15, 2010
900,000 United States of America ^^ 1,269,422
8.000% November 15, 2021
500,000 United States of America ^^ 696,524
8.125% August 15, 2019
600,000 United States of America ^^ 878,625
9.125% May 15, 2018
1,350,000 United States of America ^^ 1,735,171
7.250% May 15, 2016
1,000,000 United States of America ^^ 1,087,500
4.375% August 15, 2012
2,200,000 United States of America ^^ 2,338,703
3.875% October 31, 2012
5,000,000 United States of America ^^ 5,156,217
3.625% October 31, 2009
1,000,000 United States of America ^^ 1,072,734
4.125% August 31, 2012
1,000,000 United States of America ^^ 1,106,406
4.750% August 15, 2017
2,000,000 United States of America ^^ 2,206,094
4.875% February 15, 2012

800,000 United States of America ^^ 879,938
5.000% August 15, 2011
500,000 United States of America ^^ 547,774
5.750% August 15, 2010
1,940,000 United States of America ^^ 2,112,780
6.500% February 15, 2010
500,000 United States of America ^^ 530,391
6.000% August 15, 2009
500,000 United States of America ^^ 537,774
4.750% February 15, 2037
900,000 United States of America ^^ 929,742
4.500% February 15, 2036
1,200,000 United States of America ^^ 1,387,874
5.375% February 15, 2031
800,000 United States of America ^^ 1,022,625
6.250% May 15, 2030
900,000 United States of America ^^ 1,117,265
6.125% November 15, 2027
900,000 United States of America ^^ 1,145,250
6.375% August 15, 2027
800,000 United States of America ^^ 984,687
6.250% August 15, 2023
500,000 United States of America ^^ 662,539
7.125% February 15, 2023
400,000 United States of America ^^ 534,531
7.250% August 15, 2022
3,000,000 United States of America ^^ 3,121,407
4.625% July 31, 2009
2,000,000 United States of America ^^ 2,173,438
4.500% May 15, 2017
2,400,000 United States of America ^^ 2,546,626
4.500% May 15, 2010
800,000 United States of America ^^ 868,375
4.500% November 30, 2011
500,000 United States of America ^^ 544,649
4.625% October 31, 2011
1,000,000 United States of America ^^ 1,120,156
4.875% August 15, 2016
1,000,000 United States of America ^^ 1,101,016
5.125% June 30, 2011
500,000 United States of America ^^ 545,703
4.875% May 31, 2011
1,500,000 United States of America ^^ 1,566,093
3.625% June 15, 2010
1,000,000 United States of America ^^ 1,075,312
4.000% February 15, 2015
4,500,000 United States of America ^^ 4,920,471
4.250% November 15, 2014
500,000 United States of America ^^ 513,555
3.375% October 15, 2009
1,100,000 United States of America ^^ 1,202,266
4.250% August 15, 2014
500,000 United States of America ^^ 513,321
3.500% August 15, 2009
800,000 United States of America ^^ 821,187
3.625% July 15, 2009

500,000 United States of America ^^ 514,571
4.000% June 15, 2009
1,500,000 United States of America ^^ 1,525,079
3.125% April 15, 2009
1,200,000 United States of America ^^ 1,309,500
4.250% November 15, 2013
$75,477,769

UTILITIES --- 0.37%
500,000 Duke Energy Corp 517,170
1st Mortgage
5.300% October 1, 2015
500,000 ONEOK Inc 534,362
Senior Notes
7.125% April 15, 2011
$1,051,532

TOTAL BONDS --- 97.66% $274,545,224
(Cost $267,061,726)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

6,575,000 Farmer Mac 6,575,000
          1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.34% $6,575,000
(Cost $6,575,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100% $281,120,224
(Cost $273,636,726)

Legend

# The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $468,637, $458,611 and 0.16%, respectively.
** Security is an agency note with maturity date and interest rated indicated.
++ Represents the current interest rate for variable rate security.

^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in undivided joint repurchase agreements with Bank of America LLC and Goldman Sachs & Co, 2.500% - 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $80,753,078.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$274,545,224	$		$274,545,224
Short Term Investments			6,575,000			6,575,000

Total Assets		$-	$281,120,224		$-	$281,120,224

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2008, the U.S. Federal income tax cost basis was $273,376,706. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,508,412 and gross depreciation of securities in which there was an excess of tax cost over value of $1,764,894, resulting in net appreciation of $7,743,518.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.35%
50,000 Alliant Techsystems Inc 48,625
Senior Subordinated Notes
6.750% April 1, 2016
50,000 DRS Technologies Inc 48,875
Senior Notes

6.625% February 1, 2016
200,000 L-3 Communications Corp 195,000
Senior Subordinated Notes
6.125% January 15, 2014
75,000 Lockheed Martin Corp 75,108
Senior Notes
4.121% March 14, 2013
250,000 Raytheon Co 262,534
Senior Unsecured Notes
5.375% April 1, 2013
50,000 TransDigm Inc 50,000
Notes
7.750% July 15, 2014
$680,142

AGENCY --- 53.17%
3,502,644 Fannie Mae 3,591,296
6.000% September 1, 2037
1,049,688 Fannie Mae 1,063,299
5.000% May 1, 2019
440,717 Fannie Mae 454,237
6.000% August 1, 2032

2,246,122 Fannie Mae 2,277,955
5.000% February 1, 2018
1,476,309 Fannie Mae 1,495,135
5.500% July 1, 2033
2,785,239 Fannie Mae 2,762,794
5.000% December 1, 2034
992,650 Fannie Mae 1,018,021
6.000% February 1, 2036
850,339 Fannie Mae 881,413
6.500% August 1, 2037
24,519 Fannie Mae 25,415
6.500% April 1, 2037
2,628,609 Fannie Mae 2,695,139
6.000% March 1, 2037
2,223,960 Fannie Mae 2,280,802
6.000% February 1, 2037
1,732,260 Fannie Mae 1,776,104
6.000% August 1, 2037
933,034 Fannie Mae 967,196
6.500% June 1, 2036
1,041,721 Fannie Mae 1,052,866
5.500% March 1, 2036
263,525 Fannie Mae 254,320
4.500% August 1, 2035
2,438,398 Fannie Mae 2,437,101
4.500% June 1, 2018
796,118 Fannie Mae 832,263
6.500% January 1, 2031
900,676 Fannie Mae 933,590
6.500% August 1, 2037
5,100,000 Fannie Mae ** 5,353,710
4.375% March 15, 2013
4,699,311 Fannie Mae ++ 4,784,648
5.440% March 1, 2047
1,500,000 Federal Home Loan Bank ** 1,603,947
4.875% November 18, 2011
4,500,000 Federal Home Loan Bank ** 4,833,621
5.000% November 17, 2017
3,000,000 Federal Home Loan Bank ** ^^ 3,182,328
4.625% February 18, 2011
170,176 Freddie Mac 176,836
6.500% February 1, 2036
1,519,393 Freddie Mac 1,536,121
5.500% June 1, 2036

8,596,985 Freddie Mac 8,689,414
5.500% April 1, 2037
714,657 Freddie Mac 750,687
7.000% August 1, 2037
611,112 Freddie Mac 589,360
4.500% May 1, 2035
452,993 Freddie Mac 436,868
4.500% November 1, 2035
2,488,336 Freddie Mac 2,517,443
5.500% August 1, 2035
282,857 Freddie Mac 290,621
6.000% April 1, 2035
217,358 Freddie Mac 216,174
4.500% July 1, 2021
201,276 Freddie Mac 200,180
4.500% April 1, 2021
557,895 Freddie Mac 544,261
4.000% December 1, 2020
1,931,937 Freddie Mac 1,953,196
5.000% March 1, 2022
398,579 Freddie Mac 409,210
6.000% March 1, 2036
411,880 Freddie Mac 410,215
4.500% June 1, 2021
355,306 Freddie Mac 366,445
6.000% May 1, 2021
462,420 Freddie Mac 445,961
4.500% March 1, 2036
1,308,212 Freddie Mac 1,297,402
5.000% May 1, 2036

834,702 Freddie Mac 831,327
4.500% June 1, 2020
2,714,814 Freddie Mac 2,694,113
5.000% March 1, 2034
269,089 Freddie Mac 277,446
6.000% November 1, 2033
889,646 Freddie Mac 901,316
5.500% October 1, 2033
2,195,880 Freddie Mac 2,252,171
5.500% February 1, 2018
1,910,680 Freddie Mac 1,950,634
5.500% March 1, 2022
2,839,421 Freddie Mac 2,824,304
4.500% February 1, 2022
965,865 Freddie Mac 976,251
5.500% December 1, 2037
698,783 Freddie Mac 717,217
6.000% August 1, 2037
5,765,881 Freddie Mac 5,715,194
5.000% April 1, 2037
2,328,445 Freddie Mac 2,354,080
5.500% August 1, 2036
524,602 Freddie Mac 538,594
6.000% May 1, 2036
946,684 Freddie Mac 972,671
6.000% June 1, 2035
750,000 Freddie Mac ** ^^ 941,255
6.750% March 15, 2031
4,000,000 Freddie Mac ** ^^ 4,086,196
5.000% January 16, 2009
2,000,000 Freddie Mac ** ^^ 2,142,964
4.875% November 15, 2013
927,182 Freddie Mac ++ 942,912
5.760% July 1, 2036
2,489,149 Freddie Mac ++ 2,550,045
5.390% May 1, 2037
$101,056,284

AIR FREIGHT --- 0.10%
195,000 FedEx Corp 199,683
Company Guaranteed Notes
5.500% August 15, 2009
$199,683

AIRLINES --- 0.06%
100,000 Southwest Airlines Co 106,862
Debentures
7.375% March 1, 2027
$106,862

AUTO PARTS & EQUIPMENT --- 0.04%
50,000 Cooper-Standard Automotive Inc ^^ 37,875
Notes
8.375% December 15, 2014
50,000 United Components Inc 45,813
Senior Subordinated Notes
9.375% June 15, 2013
$83,688

AUTOMOBILES --- 0.33%
185,000 DaimlerChrysler NA Holding Corp 195,006
Notes
6.500% November 15, 2013
300,000 DaimlerChrysler NA Holding Corp 301,812
Notes
4.875% June 15, 2010
50,000 Ford Motor Co ^^ 33,000
Unsecured Notes
7.450% July 16, 2031
100,000 General Motors Corp 67,000
Debentures
7.400% September 1, 2025
50,000 General Motors Corp ^^ 35,250
Senior Debentures
8.375% July 15, 2033
$632,068

BANKS --- 2.56%
200,000 BB&T Corp 190,088
Subordinated Notes
5.200% December 23, 2015
1,000,000 Bank of America Corp 1,028,418
Senior Notes
5.375% June 15, 2014
750,000 Marshall & Ilsley Bank 741,643
Notes
4.400% March 15, 2010
1,000,000 PNC Funding Corp 1,050,385
Unsecured Subordinated Notes
7.500% November 1, 2009
250,000 PNC Funding Corp 238,194
Subordinated Notes
5.625% February 1, 2017
150,000 Popular North America Inc 149,220
Company Guaranteed Notes
5.650% April 15, 2009
250,000 US Bank NA 254,833
Subordinated Notes
4.950% October 30, 2014
700,000 Wachovia Bank NA 662,103
Subordinated Notes
4.800% November 1, 2014

350,000 Wells Fargo Bank NA 372,272
Subordinated Notes
6.450% February 1, 2011
200,000 Zions Bancorp 178,988
Subordinated Notes

5.500% November 16, 2015
$4,866,144

BIOTECHNOLOGY --- 0.11%
200,000 Genentech Inc 200,911
Senior Notes
4.750% July 15, 2015
$200,911

BROADCAST/MEDIA --- 1.63%
300,000 British Sky Broadcasting Group PLC 308,530
Senior Unsecured Notes
8.200% July 15, 2009
750,000 Comcast Cable Communications LLC 796,804
Senior Unsecured Notes
7.125% June 15, 2013
250,000 Cox Communications Inc 264,761
Unsecured Notes
7.125% October 1, 2012
250,000 Cox Communications Inc 246,129
Global Notes
5.450% December 15, 2014
100,000 DIRECTV Holdings LLC/DIRECTV Financing Co Inc 101,375
Senior Notes
8.375% March 15, 2013
50,000 EchoStar DBS Corp 45,500
Global Notes
6.625% October 1, 2014
50,000 General Cable Corp ++ 43,125
Senior Notes
9.970% April 1, 2015
1,000,000 News America Holdings Inc 1,160,440
Senior Debentures
9.250% February 1, 2013
50,000 Rainbow National Services LLC # 53,000
Senior Subordinated Debentures
10.375% September 1, 2014
50,000 Univision Communications Inc # ^^ 30,250
Senior Notes
9.750% March 15, 2015
50,000 Videotron Ltee 43,750
Notes
6.375% December 15, 2015
$3,093,664

BUILDING MATERIALS --- 0.03%
50,000 Interline Brands Inc 47,750
Senior Subordinated Notes
8.125% June 15, 2014
$47,750

CANADIAN - PROVINCIAL --- 1.15%
2,000,000 Hydro-Quebec 2,186,408
Notes
6.300% May 11, 2011
$2,186,408

CHEMICALS --- 0.48%
184,000 Albemarle Corp 181,990
Senior Unsecured Notes
5.100% February 1, 2015
100,000 EI du Pont de Nemours & Co 104,125
Senior Unsecured Notes
5.000% January 15, 2013
50,000 Mosaic Co # 53,750
Senior Notes
7.625% December 1, 2016
50,000 Nalco Co 51,375
Senior Subordinated Notes
8.875% November 15, 2013
250,000 Praxair Inc 252,607
Senior Unsecured Notes
4.625% March 30, 2015
225,000 RPM Inc 226,120
Notes
6.500% February 15, 2018
50,000 Terra Capital Inc 49,313
Senior Notes
7.000% February 1, 2017
$919,280

COMMERCIAL MORTGAGE BACKED --- 5.82%
1,900,000 Banc of America Commercial Mortgage Inc 1,858,318
Series 2007-1 Class A2
5.381% January 15, 2049
1,900,000 Citigroup/Deustche Bank Commercial Mortgage Trust 1,797,001
Series 2007-CD4 Class A3
5.293% December 11, 2049
2,700,000 Citigroup/Deustche Bank Commercial Mortgage Trust ++ 2,666,927
Series 2007-CD5 Class A4
6.100% August 15, 2017
450,000 Credit Suisse First Boston Mortgage Securities Corp 447,599
Series 2005-C6 Class A2FX
5.207% December 15, 2040
1,200,000 Credit Suisse Mortgage Capital Certificates 1,167,306
Series 2006-C4 Class AAB
5.439% September 15, 2039
750,000 JP Morgan Chase Commercial Mortgage Securities Corp ++ 740,504
Series 2007-CB19 Class A2
5.815% February 12, 2049
1,000,000 ML-CFC Commercial Mortgage Trust ++ 972,387
Series 2007-6 Class A4
5.930% March 12, 2051

1,000,000 ML-CFC Commercial Mortgage Trust ++ 975,259
Series 2007-6 Class A2
6.070% March 12, 2051
440,000 Morgan Stanley Capital I 427,994
Series 2006-IQ12 Class A4
5.332% December 15, 2043
$11,053,295

COMMUNICATIONS - EQUIPMENT --- 0.36%
275,000 Cisco Systems Inc 287,068
Notes
5.250% February 22, 2011
400,000 Harris Corp 406,426
Senior Unsubordinated Notes
5.950% December 1, 2017
$693,494

COMPUTER HARDWARE & SYSTEMS --- 0.44%
50,000 Activant Solutions Inc ^^ 42,000
Senior Subordinated Notes
9.500% May 1, 2016
500,000 Dell Inc 524,692
Debentures
7.100% April 15, 2028
175,000 Hewlett-Packard Co 182,877
Bonds
5.250% March 1, 2012
32,000 SMART Modular Technologies Inc ++ 31,680
Senior Notes
10.670% April 1, 2012
50,000 Seagate Technology HDD Holdings 47,625
Notes
6.800% October 1, 2016
$828,874

COMPUTER SOFTWARE & SERVICES --- 0.44%
50,000 CompuCom Systems Inc # 46,750
Senior Notes
12.500% October 1, 2015
50,000 Open Solutions Inc # 38,750
Senior Subordinated Notes
9.750% February 1, 2015
500,000 Oracle Corp 512,926
Notes
5.000% January 15, 2011
50,000 SERENA Software Inc 46,063
Senior Subordinated Notes
10.375% March 15, 2016
50,000 SS&C Technologies Inc 49,625
Senior Subordinated Notes
11.750% December 1, 2013

100,000 SunGard Data Systems Inc 100,500
Company Guaranteed Notes
10.250% August 15, 2015
50,000 Unisys Corp ^^ 49,250
Senior Unsecured Notes
12.500% January 15, 2016
$843,864

CONGLOMERATES --- 0.11%
200,000 General Electric Co 207,165
Notes
5.000% February 1, 2013
$207,165

CONTAINERS --- 0.15%
50,000 Ball Corp 49,625
Company Guaranteed Notes
6.625% March 15, 2018
50,000 Berry Plastics Holding Corp 43,625
Secured Notes
8.875% September 15, 2014
100,000 Crown Americas Inc 102,750
Senior Global Notes
7.750% November 15, 2015
50,000 Graphic Packaging International Corp 48,000
Senior Subordinated Notes
9.500% August 15, 2013
50,000 Owens-Brockway Glass Containers Inc 49,750
Notes
6.750% December 1, 2014
$293,750

DISTRIBUTORS --- 0.19%
50,000 Baker & Taylor Inc # 45,063
Secured Notes
11.500% July 1, 2013
50,000 NBC Acquisition Corp + 50,625
Step Bond 0% - 11.000%
10.660% March 15, 2013
50,000 Nebraska Book Co 44,750
Senior Subordinated Notes
8.625% March 15, 2012
50,000 SGS International Inc 43,125
Senior Subordinated Notes
12.000% December 15, 2013
125,000 SYSCO Corp 126,806
Senior Unsecured Notes
4.200% February 12, 2013
50,000 Varietal Distribution Merger Sub Inc 46,500
Senior Notes
10.250% July 15, 2015
$356,869

ELECTRIC COMPANIES --- 1.82%
250,000 Cleveland Electric Illuminating Co 215,404
Senior Unsecured Notes
5.950% December 15, 2036
200,000 Commonwealth Edison Co 198,949
Notes
5.800% March 15, 2018
300,000 Consolidated Edison Co of New York 308,561
Debentures
5.500% September 15, 2016
100,000 Edison Mission Energy 99,500
Senior Notes
7.000% May 15, 2017
500,000 Exelon Generation Co LLC 488,313
Notes
5.350% January 15, 2014
50,000 Inergy LP/Inergy Finance Corp 48,750
Senior Notes
6.875% December 15, 2014
75,000 Intergen NV # 78,375
Secured Notes
9.000% June 30, 2017
100,000 Northern States Power Co 101,696
Notes
5.250% March 1, 2018
125,000 PPL Energy Supply LLC 101,971
Senior Unsecured Notes
6.000% December 15, 2036
350,000 PSE&G Power LLC 377,097
Company Guaranteed Bonds
7.750% April 15, 2011
300,000 PSI Energy Inc 309,148
Senior Unsecured Bonds
6.050% June 15, 2016
500,000 Pacific Gas & Electric Co 502,052
1st Mortgage
4.200% March 1, 2011
50,000 Sierra Pacific Resources 48,217
Senior Notes
6.750% August 15, 2017
100,000 Texas Competitive Electric Holdings Co LLC # 99,625
Senior Notes
10.250% November 1, 2015
200,000 Virginia Electric & Power Co 207,807
Senior Unsecured Notes
5.100% November 30, 2012
300,000 Westar Energy Inc 267,609
1st Mortgage
5.875% July 15, 2036
$3,453,074

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.22%
50,000 Baldor Electric Co 49,500
Senior Notes
8.625% February 15, 2017
50,000 Belden Inc 48,250
Senior Subordinated Notes
7.000% March 15, 2017

200,000 Emerson Electric Co 213,963
Notes
5.750% November 1, 2011
110,000 Koninklijke Philips Electronics NV 112,080
Senior Unsecured Notes
5.750% March 11, 2018
$423,793

ELECTRONICS - SEMICONDUCTOR --- 0.02%
50,000 Freescale Semiconductor Inc 39,125
Senior Notes
8.875% December 15, 2014
$39,125

FINANCIAL SERVICES --- 3.25%
50,000 ALH Finance LLC 45,500
Senior Subordinated Notes
8.500% January 15, 2013
300,000 American General Finance Corp 283,342
Notes
4.000% March 15, 2011
1,000,000 Boeing Capital Corp 1,085,255
Notes
6.500% February 15, 2012
75,000 CEVA Group PLC # 72,563
Senior Notes
10.000% September 1, 2014
300,000 Capital One Capital IV 214,217
Notes
6.745% February 17, 2037
200,000 Citigroup Inc 201,217
Notes
5.125% February 14, 2011
50,000 Ford Motor Credit Co 41,071
Senior Notes
7.250% October 25, 2011
100,000 Ford Motor Credit Co ++ 73,974
Senior Unsecured Notes
16.390% January 13, 2012
600,000 General Electric Capital Corp 606,919
Notes
3.750% December 15, 2009
300,000 General Electric Capital Corp 299,387
Notes
4.875% March 4, 2015
150,000 General Motors Acceptance Corp 114,805
Notes
6.875% September 15, 2011
500,000 HSBC Finance Capital Trust IX ++ 405,472
Company Guaranteed Bonds
7.550% November 30, 2035
50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC 53,625
Senior Secured Notes
9.750% November 15, 2014
200,000 Household Finance Corp 207,442
Notes
7.000% May 15, 2012
50,000 Icahn Enterprises LP 45,375
Notes
7.125% February 15, 2013
200,000 International Lease Finance Corp 198,492
Unsecured Notes
4.875% September 1, 2010
250,000 JPMorgan Chase & Co 261,167
Subordinated Notes
5.750% January 2, 2013
50,000 Janus Capital Group Inc 50,800
Notes
6.250% June 15, 2012
50,000 Janus Capital Group Inc 48,685
Notes
6.700% June 15, 2017
200,000 National Rural Utilities Cooperative Finance Corp 199,833
Collateral Trust Bonds
5.450% February 1, 2018
50,000 Nuveen Investments Inc # 42,875
Senior Notes
10.500% November 15, 2015
50,000 Petroplus Finance Ltd # 44,625
Notes
7.000% May 1, 2017
250,000 Textron Financial Corp # ++ 219,659
Subordinated Bonds
6.850% February 15, 2067
50,000 Universal City Florida Holding Co I/II ++ 48,500
Notes
9.570% May 1, 2010
425,000 Washington Mutual Bank 317,688
Subordinated Notes
5.125% January 15, 2015
500,000 Xstrata Finance Canada Ltd # 513,009
Bonds
5.500% November 16, 2011
50,000 Yankee Acquisition Corp ^^ 39,750
Senior Notes
9.750% February 15, 2017
500,000 ZFS Finance USA Trust I # ++ 441,843
Bonds
6.980% December 15, 2065
$6,177,090

FOOD & BEVERAGES --- 1.13%
200,000 Anheuser-Busch Co Inc 208,534
Notes
5.600% March 1, 2017
50,000 B&G Foods Inc 48,375
Senior Notes
8.000% October 1, 2011
200,000 Bottling Group LLC 207,858
Senior Unsecured Notes
5.500% April 1, 2016
50,000 Constellation Brands Inc 48,500
Senior Notes
7.250% May 15, 2017
100,000 Dean Foods Co 87,500
Notes
7.000% June 1, 2016
220,000 General Mills Inc 221,810
Notes
5.700% February 15, 2017
200,000 Kellogg Co 199,379
Senior Unsecured Notes
4.250% March 6, 2013
400,000 Kraft Foods Inc 416,562
Notes
6.250% June 1, 2012
250,000 Kraft Foods Inc 249,996
Notes
5.250% October 1, 2013
50,000 Michael Foods Inc 48,750
Senior Subordinated Notes
8.000% November 15, 2013
200,000 PepsiCo Inc 207,005
Senior Unsecured Notes
4.650% February 15, 2013
50,000 Pierre Foods Inc 27,500
Senior Subordinated Notes
9.875% July 15, 2012
50,000 Pilgrims Pride Corp ^^ 44,000
Senior Subordinated Notes
8.375% May 1, 2017
50,000 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp ^^ 42,500
Senior Subordinated Notes
10.625% April 1, 2017
50,000 Reddy Ice Holdings Inc + 40,750
Step Bond 0% - 10.500%
4.510% November 1, 2012
50,000 Smithfield Foods Inc 48,750
Senior Notes
7.750% July 1, 2017
$2,147,769

FOREIGN BANKS --- 0.05%
100,000 ICICI Bank Ltd # 99,835
Notes
6.625% October 3, 2012
$99,835

FOREIGN GOVERNMENTS --- 1.84%
156,250 Government of Argentina ++ 133,125
Bonds
5.374% August 3, 2012
60,000 Government of Brazil 71,700
Bonds
8.250% January 20, 2034
310,000 Government of Brazil 316,278
Bonds
6.000% January 17, 2017
100,000 Government of Colombia 110,600
Notes
7.375% January 27, 2017
100,000 Government of Ecuador + 96,750
Step Bond 4.000% - 10.000%

10.370% August 15, 2030
100,000 Government of Indonesia 93,134
Bonds
6.625% February 17, 2037
375,000 Government of Mexico 377,625
Notes
4.625% October 8, 2008
601,000 Government of Mexico 670,416
Notes
6.750% September 27, 2034
750,000 Government of Mexico 788,250
Notes
5.625% January 15, 2017
50,000 Government of Mexico 49,875
Notes
6.050% January 11, 2040
100,000 Government of Panama 109,500
Unsecured Notes
7.250% March 15, 2015
43,000 Government of Peru 44,462
Bonds
6.550% March 14, 2037
240,000 Government of Philippines 280,512
Bonds
9.000% February 15, 2013
200,000 Government of Turkey 205,210
Global Bonds
7.000% September 26, 2016
200,000 Government of Venezuela 142,000
Bonds
6.000% December 9, 2020
$3,489,437

GOLD, METALS & MINING --- 1.01%
300,000 Alcoa Inc 292,225
Notes
5.550% February 1, 2017
50,000 Aleris International Inc 36,500
Notes
9.000% December 15, 2014
1,000,000 BHP Finance USA Ltd 999,026
Notes
4.800% April 15, 2013
250,000 BHP Finance USA Ltd 244,893
Global Notes
5.250% December 15, 2015
100,000 Freeport-McMoRan Copper & Gold Inc 106,125
Senior Notes
8.375% April 1, 2017
300,000 Newmont Mining Corp 246,271
Notes
5.875% April 1, 2035
$1,925,040

HEALTH CARE RELATED --- 0.58%
300,000 Aetna Inc 314,359
Senior Unsecured Notes
5.750% June 15, 2011
200,000 CIGNA Corp 202,975
Senior Unsecured Notes
6.350% March 15, 2018
50,000 CRC Health Corp 47,000
Senior Subordinated Notes
10.750% February 1, 2016
125,000 HCA Inc 129,688
Secured Notes
9.250% November 15, 2016
100,000 HCA Inc 103,750
Notes
9.625% November 15, 2016
50,000 National Mentor Holdings Inc 51,250
Senior Subordinated Notes
11.250% July 1, 2014
50,000 Omnicare Inc 43,500
Senior Subordinated Notes
6.875% December 15, 2015
50,000 United Surgical Partners International Inc 46,250
Senior Subordinated Notes
9.250% May 1, 2017
125,000 UnitedHealth Group Inc 122,440
Notes
6.000% February 15, 2018
54,000 Viant Holdings Inc # 43,740
Notes
10.125% July 15, 2017
$1,104,952

HOTELS/MOTELS --- 0.25%
50,000 Fontainebleau Las Vegas # 35,250
Notes
10.250% June 15, 2015
200,000 MGM Mirage Inc 171,000
Notes
5.875% February 27, 2014
50,000 MTR Gaming Group Inc 43,500
Senior Subordinated Notes
9.000% June 1, 2012
50,000 Seminole Hard Rock Entertainment Inc # ++ 39,625
Notes
10.080% March 15, 2014
150,000 Wyndham Worldwide Corp 136,996
Unsecured Notes
6.000% December 1, 2016
50,000 Wynn Las Vegas LLC 48,125
Notes
6.625% December 1, 2014
$474,496

HOUSEHOLD GOODS --- 0.16%
50,000 American Greetings Corp 49,625
Senior Unsecured Notes
7.375% June 1, 2016
50,000 Sealy Mattress Co 41,750
Senior Subordinated Notes
8.250% June 15, 2014
200,000 Whirlpool Corp 203,252
Notes
5.500% March 1, 2013
$294,627

INDEPENDENT POWER PRODUCTS --- 0.05%
100,000 NRG Energy Inc 98,000
Senior Notes
7.375% February 1, 2016
$98,000

INSURANCE RELATED --- 1.25%
175,000 ACE INA Holdings Inc 174,232
Notes
5.700% February 15, 2017
1,000,000 AXA 1,076,141
Senior Notes
8.600% December 15, 2030
300,000 Berkshire Hathaway Finance Corp 312,681
Notes
4.850% January 15, 2015
50,000 CNA Financial Corp 51,344
Unsecured Notes
6.000% August 15, 2011
100,000 Horace Mann Educators Corp 107,461
Senior Notes
6.850% April 15, 2016
250,000 Pacific Life Corp # 272,040
Bonds
6.600% September 15, 2033
140,000 Prudential Funding Inc 138,283
Notes
6.625% December 1, 2037
200,000 St Paul Travelers Co Inc 199,099
Senior Unsecured Notes
5.500% December 1, 2015
50,000 Vanguard Health Holding Co II LLC 48,125
Senior Subordinated Notes
9.000% October 1, 2014
$2,379,406

INVESTMENT BANK/BROKERAGE FIRM --- 1.92%
350,000 BlackRock Inc 358,083
Global Notes
6.250% September 15, 2017
700,000 Credit Suisse USA Inc 724,929
Senior Notes
5.500% August 16, 2011

200,000 FMR Corp # 225,338
Bonds
7.570% June 15, 2029
550,000 Goldman Sachs Group Inc 578,263
Notes
7.350% October 1, 2009
200,000 Goldman Sachs Group Inc 198,853
Notes
5.250% October 15, 2013

250,000 Invesco Ltd 253,206
Notes
5.625% April 17, 2012
50,000 LVB Acquisition Merger Sub Inc # 51,875
Notes
10.375% October 15, 2017
50,000 LVB Acquisition Merger Sub Inc # 50,000
Bonds
11.625% October 15, 2017
300,000 Lehman Brothers Holdings Inc 260,115
Subordinated Notes
6.875% July 17, 2037
300,000 Lehman Brothers Holdings Inc 284,894
Subordinated Notes
6.500% July 19, 2017
150,000 Merrill Lynch & Co Inc 144,064
Notes
5.450% July 15, 2014
550,000 Morgan Stanley 510,555
Subordinated Notes
4.750% April 1, 2014
$3,640,175

LEISURE & ENTERTAINMENT --- 0.53%
50,000 Great Canadian Gaming Corp # 47,563
Senior Subordinated Notes
7.250% February 15, 2015
50,000 HRP Myrtle Beach Operations LLC # ++ 44,375
Secured Notes
13.620% April 1, 2012
50,000 Herbst Gaming Inc 9,125
Notes
7.000% November 15, 2014
50,000 Indianapolis Downs LLC/ Indiana Downs Capital Corp # 43,500
Secured Notes
11.000% November 1, 2012
50,000 Jacobs Entertainment Inc 37,500
Notes
9.750% June 15, 2014
50,000 Penn National Gaming Inc ^^ 45,375
Senior Subordinated Notes
6.750% March 1, 2015
50,000 San Pasqual Casino # 46,625
Notes
8.000% September 15, 2013
50,000 Shingle Springs Tribal Gaming Authority # 44,250
Senior Notes
9.375% June 15, 2015
265,000 Time Warner Inc 263,118
Notes
5.500% November 15, 2011
50,000 Tunica Biloxi Gaming Authority # 48,500
Senior Unsecured Notes
9.000% November 15, 2015
350,000 Walt Disney Co 371,226
Notes
5.700% July 15, 2011
$1,001,157

MACHINERY --- 0.09%
120,000 Dover Corp 121,189
Notes
5.450% March 15, 2018
50,000 Valmont Industries Inc 49,250
Notes
6.875% May 1, 2014
$170,439

MANUFACTURING --- 0.07%
50,000 Koppers Holdings Inc + 43,375
Step Bond 0% - 9.875%
9.520% November 15, 2014
50,000 Mueller Water Products Inc 43,125
Senior Unsecured Subordinated Notes
7.375% June 1, 2017
50,000 SPX Corp # 51,500
Senior Unsecured Notes
7.625% December 15, 2014
$138,000

MEDICAL PRODUCTS --- 0.05%
50,000 Bausch & Lomb Inc # ^^ 50,875
Senior Unsecured Notes
9.875% November 1, 2015
50,000 Norcross Safety Products LLC 51,500
Senior Subordinated Notes
9.875% August 15, 2011
$102,375

MISCELLANEOUS --- 0.13%

50,000 American Achievement Corp 44,625
Senior Subordinated Notes
8.250% April 1, 2012
100,000 Capmark Financial Group Inc # 59,959
Senior Unsecured Notes
6.300% May 10, 2017
50,000 Jarden Corp ^^ 43,750
Senior Subordinated Notes
7.500% May 1, 2017

50,000 Stena AB 49,313
Senior Unsecured Notes
7.500% November 1, 2013
50,000 Stena AB 47,500
Senior Notes
7.000% December 1, 2016
$245,147

OIL & GAS --- 2.29%
200,000 Anadarko Petroleum Corp 206,830
Senior Notes
5.950% September 15, 2016
50,000 BASiC Energy Services Inc 47,625
Senior Notes
7.125% April 15, 2016
400,000 Canadian Natural Resources Ltd 367,480
Bonds
5.850% February 1, 2035
100,000 Chesapeake Energy Corp 99,000
Senior Notes
6.875% January 15, 2016
50,000 Cimarex Energy Co 49,625
Senior Notes
7.125% May 1, 2017
50,000 Conoco Funding Co 58,315
Bonds
7.250% October 15, 2031
500,000 ConocoPhillips Australia Funding Co 536,158
Company Guaranteed Notes
5.500% April 15, 2013
300,000 Consolidated Natural Gas Co 291,218
Senior Notes
5.000% December 1, 2014
155,000 Enbridge Inc 155,760
Bonds
5.600% April 1, 2017

50,000 Forest Oil Corp 50,875
Senior Notes
7.250% June 15, 2019
200,000 Gaz Capital for Gazprom 227,500
Notes
8.625% April 28, 2034
50,000 Hilcorp Energy I LP/Hilcorp Finance Co # 46,875
Senior Notes
7.750% November 1, 2015
100,000 Holly Energy Partners LP 90,750
Company Guaranteed Notes
6.250% March 1, 2015
600,000 Husky Oil Ltd 688,342
Senior Unsecured Debentures
7.550% November 15, 2016
250,000 Morgan Stanley Bank AG for OAO Gazprom 280,775
Notes
9.625% March 1, 2013
200,000 PEMEX Project Funding Master Trust 224,000
Unsecured Bonds
9.125% October 13, 2010
50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp 49,696
Senior Notes
6.250% September 15, 2015
50,000 Plains Exploration & Production Co 49,875
Senior Unsecured Notes
7.750% June 15, 2015
194,450 Qatar Petroleum # 200,135
Notes
5.579% May 30, 2011

50,000 Southwestern Energy Co # 51,750
Senior Notes
7.500% February 1, 2018
50,000 Valero Energy Corp 53,747
Unsecured Notes
6.875% April 15, 2012
150,000 Valero Energy Corp 156,156
Unsecured Notes
7.500% April 15, 2032
50,000 Weatherford International Ltd 50,260
Notes
6.000% March 15, 2018
40,000 Weatherford International Ltd 40,606
Notes
7.000% March 15, 2038
155,000 XTO Energy Inc 165,243
Senior Notes
6.250% August 1, 2017
105,000 XTO Energy Inc 112,302
Senior Notes
6.750% August 1, 2037
$4,350,898

PAPER & FOREST PRODUCTS --- 0.03%
50,000 NewPage Corp ^^ 50,125
Senior Subordinated Notes
12.000% May 1, 2013
$50,125

PERSONAL LOANS --- 0.27%
200,000 American Express Co 200,625
Notes
4.750% June 17, 2009
320,000 HSBC Finance Corp 318,265
Unsecured Bonds
4.750% April 15, 2010
$518,890

PHARMACEUTICALS --- 0.31%
200,000 Abbott Laboratories 204,578
Notes
5.375% May 15, 2009

200,000 Eli Lilly & Co 205,633
Bonds
5.200% March 15, 2017
150,000 Pharmacia Corp 170,670
Unsecured Debentures
6.500% December 1, 2018
$580,881

POLLUTION CONTROL --- 0.73%
150,000 Allied Waste North America Inc 149,625
Notes
7.125% May 15, 2016
750,000 Republic Services Inc 815,701
Senior Unsecured Notes
6.750% August 15, 2011
400,000 Waste Management Inc 421,401
Senior Notes
7.375% August 1, 2010
$1,386,727

PRINTING & PUBLISHING --- 0.12%
50,000 Deluxe Corp 46,625
Senior Notes
7.375% June 1, 2015
50,000 Idearc Inc 32,375
Senior Notes
8.000% November 15, 2016
50,000 MediMedia USA Inc # 51,500
Senior Subordinated Notes
11.375% November 15, 2014
50,000 Readers Digest Association Inc # 33,375
Senior Subordinated Notes
9.000% February 15, 2017

100,000 R H Donnelley Corp 61,000
Senior Discount Notes Series A-2
6.875% January 15, 2013
$224,875

RAILROADS --- 0.86%
200,000 Burlington Northern Santa Fe Corp 200,269
Unsecured Notes
4.875% January 15, 2015
400,000 Norfolk Southern Corp 430,562
Senior Notes
6.750% February 15, 2011
1,000,000 Union Pacific Corp 996,679
Senior Notes
4.875% January 15, 2015
$1,627,510

REAL ESTATE --- 0.13%
100,000 Host Marriott LP REIT 98,000
Senior Notes
7.125% November 1, 2013
150,000 Ventas Realty LP REIT 147,750
Senior Notes
6.625% October 15, 2014
$245,750

RESTAURANTS --- 0.02%
50,000 Dave & Busters Inc 45,500
Notes
11.250% March 15, 2014
$45,500

RETAIL --- 0.99%
50,000 AutoNation Inc 44,375
Company Guaranteed Notes
7.000% April 15, 2014
100,000 CVS Caremark Corp 101,556
Senior Unsecured Notes
5.750% June 1, 2017
50,000 Claire's Stores Inc ^^ 22,000
Senior Subordinated Notes
10.500% June 1, 2017
400,000 Costco Wholesale Corp 421,361
Senior Notes
5.300% March 15, 2012
50,000 Couche-Tard US LP/Couche-Tard Finance Corp 49,875
Senior Subordinated Notes
7.500% December 15, 2013
50,000 FTD Inc 44,000
Company Guaranteed Notes
7.750% February 15, 2014
50,000 General Nutrition Center Inc ++ 41,750
Senior Notes
11.050% March 15, 2014
750,000 Kroger Co 773,627
Senior Unsecured Notes
7.250% June 1, 2009
75,000 Kroger Co 76,142
Senior Notes
6.900% April 15, 2038
300,000 Target Corp 315,096
Notes
5.875% March 1, 2012
$1,889,782

SPECIALIZED SERVICES --- 0.44%
50,000 AMR HoldCo Inc/Emcare HoldCo Inc 53,125
Notes
10.000% February 15, 2015
100,000 ARAMARK Corp ++ 88,250
Senior Notes
9.040% February 1, 2015

50,000 ASG Consolidated LLC + 45,000
Step Bond 0% - 11.500%
12.820% November 1, 2011
50,000 Ceridian Corp # ^^ 42,750
Senior Unsecured Notes
11.250% November 15, 2015
50,000 Compagnie Generale de Geophysique SA 50,750
Senior Unsecured Notes
7.750% May 15, 2017
50,000 Education Management LLC ^^ 39,750
Company Guaranteed Notes
10.250% June 1, 2016
50,000 First Data Corp # ^^ 41,125
Senior Unsecured Notes
9.875% September 24, 2015
50,000 Global Cash Access Inc/ Global Cash Finance Corp 49,125
Senior Subordinated Notes
8.750% March 15, 2012
50,000 Hertz Corp ^^ 46,813
Senior Subordinated Notes
10.500% January 1, 2016
50,000 Knowledge Learning Corp Inc # 46,750
Company Guaranteed Notes
7.750% February 1, 2015
50,000 Lamar Media Corp 44,000
Senior Subordinated Notes
6.625% August 15, 2015
50,000 RSC Equipment Rental Inc 41,750
Senior Notes
9.500% December 1, 2014
50,000 US Investigations Services Inc # ^^ 40,750
Senior Notes
10.500% November 1, 2015
50,000 Visant Corp 48,625
Company Guaranteed Notes
7.625% October 1, 2012
125,000 Visant Holding Corp 116,875
Senior Global Notes
8.750% December 1, 2013
50,000 WDAC Subsidiary Corp # ^^ 36,000
Senior Notes
8.375% December 1, 2014
$831,438

TELEPHONE & TELECOMMUNICATIONS --- 1.51%
50,000 ALLTELL Communications Inc # 43,000
Senior Notes
10.375% December 1, 2017
540,000 AT&T Inc 536,474
Notes
5.100% September 15, 2014
50,000 Centennial Communications Corp 47,250
Unsecured Notes
8.125% February 1, 2014
104,000 Digicel Group Ltd # ^^ 85,800
Senior Notes
9.125% January 15, 2015
100,000 Embarq Corp 96,700
Senior Unsecured Notes
6.738% June 1, 2013
50,000 FairPoint Communications Inc # 48,000
Senior Notes
13.125% April 1, 2018
100,000 Intelsat Bermuda Ltd 101,375
Senior Notes
11.250% June 15, 2016
125,000 Intelsat Intermediate Holding Co Ltd + 106,250
Step Bond 0% - 9.250%
2.390% February 1, 2015
50,000 MetroPCS Wireless Inc 46,000
Senior Notes
9.250% November 1, 2014
600,000 New Cingular Wireless Services Inc 728,156
Senior Unsecured Notes
8.750% March 1, 2031
100,000 Qwest Corp 102,000
Global Notes
8.875% March 15, 2012
280,000 Telecom Italia Capital SA 275,806
Notes
4.875% October 1, 2010
150,000 Telefonica Emisones SAU 156,832
Company Guaranteed Notes
7.045% June 20, 2036
200,000 Verizon Global Funding Corp 214,795
Senior Unsubordinated Unsecured Notes
7.250% December 1, 2010
100,000 Vodafone Group PLC 97,235
Global Notes
5.625% February 27, 2017
50,000 Vodafone Group PLC 50,632
Notes
5.350% February 27, 2012
50,000 West Corp ^^ 44,750
Senior Notes
9.500% October 15, 2014
50,000 West Corp ^^ 42,250
Senior Notes
11.000% October 15, 2016
50,000 Windstream Corp 49,125
Senior Notes
8.625% August 1, 2016
$2,872,430

TEXTILES --- 0.03%
50,000 Warnaco Inc 51,875
Senior Unsecured Notes
8.875% June 15, 2013
$51,875

U.S. GOVERNMENTS --- 4.83%
400,000 United States of America ^^ 431,344
4.000% February 15, 2014

4,900,000 United States of America ^^ 5,769,265
2.500% July 15, 2016
2,600,000 United States of America ^^ 2,970,615
2.375% April 15, 2011
$9,171,224

UTILITIES --- 0.29%
100,000 AmeriGas Partners LP 98,500
Senior Unsecured Notes
7.250% May 20, 2015
300,000 Atmos Energy Corp 298,560
Notes
4.000% October 15, 2009
50,000 Dynegy Holdings Inc 46,750
Senior Notes
7.750% June 1, 2019
59,000 Regency Energy Partners LP 60,180
Senior Unsecured Notes
8.375% December 15, 2013
50,000 Southern Star Central Corp 48,000
Notes
6.750% March 1, 2016
$551,990

WHOLE LOAN --- 2.51%
3,885,578 Countrywide Home Loans 3,509,822
Series 2007-17 Class 3A1
6.750% August 1, 2037
1,268,426 Wells Fargo Mortgage Backed Securities Trust 1,255,346
Series 2003-18 Class A1
5.500% December 25, 2033
$4,765,168

TOTAL BONDS --- 97.29% $184,919,195
(Cost $183,772,807)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

5,142,000 Federal Home Loan Bank 5,142,000
          1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.71% $5,142,000
(Cost $5,142,000)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100% $190,061,195

(Cost $188,914,807)

Legend

# The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $4,087,004, $3,802,797, and 1.98%, respectively.

** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2008.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $17,864,365.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$184,919,195	$		$184,919,195
Short Term Investments			5,142,000			5,142,000

Total Assets		$-	$190,061,195		$-	$190,061,195

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

As of March 31, 2008, the Maxim Federated Bond Portfolio had 50 open US 2 Year Treasury Note long futures contracts and 10 open US 5 Year Treasury Note short futures contracts. The contracts expire in June 2008 and the Portfolio has recorded unrealized depreciation of $17,187 and $16,910, respectively, for a total unrealized depreciation of $34,097.

At March 31, 2008, the U.S. Federal income tax cost basis was $188,917,839. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,066,503 and gross depreciation of securities in which there was an excess of tax cost over value of $2,923,147, resulting in net appreciation of $1,143,356.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

CANADIAN - PROVINCIAL --- 9.31%
5,200,000 Province of British Columbia 5,101,618
CAD Unsubordinated Debentures
6.000% June 9, 2008
680,000,000 Province of Ontario 6,960,054
JPY Unsubordinated Debentures
1.875% January 25, 2010
$12,061,672

FINANCIAL SERVICES --- 4.35%
5,600,000 Oesterreichische Kontrollbank AG 5,637,189
CHF Bonds
2.750% June 14, 2011
$5,637,189

FOREIGN BANKS --- 6.55%
3,880,000 KfW Bankengruppe 2,867,486
NZD Foreign Government Guaranteed Bonds
6.375% February 17, 2015
560,000,000 KfW Bankengruppe ++ 5,618,483
JPY Foreign Government Guaranteed Bonds
.650% August 8, 2011
$8,485,969

FOREIGN GOVERNMENTS --- 64.13%
120,000 Deutsche Bundesrepublik 190,777
EUR Bonds
3.750% July 4, 2013
3,837,500 Government of Argentina ++ 3,269,550
Bonds
3.092% August 3, 2012
2,485,000 Government of Australia 2,201,664
AUD Bonds
6.000% May 1, 2012
4,705,000 Government of Australia 4,255,802
AUD Notes
6.000% July 14, 2009
600,000 Government of Belgium 963,925
EUR Bonds
4.250% September 28, 2014
330,000 Government of Brazil 1,751,123
BRL Notes
10.000% January 1, 2012

100,000 Government of Brazil 889,660
BRL Notes
6.000% May 15, 2045
1,320,000 Government of Brazil 6,752,785
BRL Notes
10.000% January 1, 2014
140,000 Government of Brazil 685,998
BRL Notes
10.000% January 1, 2017
200,000 Government of Brazil 1,811,128
BRL Notes
6.000% May 15, 2015
290,000 Government of France 461,937
EUR Bonds
4.000% April 25, 2013
4,100,000 Government of France 6,528,393
EUR Bonds
4.250% October 25, 2017
37,750,000,000 Government of Indonesia 4,037,116
IDR Bonds
10.750% May 15, 2016
25,300,000,000 Government of Indonesia 2,596,853
IDR Bonds
11.000% November 15, 2020
2,400,000,000 Government of Indonesia 257,651
IDR Bonds
12.000% September 15, 2026
10,000,000,000 Government of Indonesia 1,080,834
IDR Bonds
11.500% September 15, 2019
4,235,000 Government of Iraq 2,975,088
Bonds
5.800% January 15, 2028
1,060,000 Government of Ireland 1,725,008
EUR Bonds
4.600% April 18, 2016
159,000,000 Government of Korea 157,941
KRW Bonds
5.000% September 10, 2016
371,000,000 Government of Korea 369,796
KRW Bonds
4.750% March 10, 2012
159,000,000 Government of Korea 161,351
KRW Bonds
5.250% September 10, 2012
3,959,000,000 Government of Korea 4,064,408
KRW Bonds
5.500% September 10, 2017
11,350,000 Government of Malaysia 3,656,155
MYR Bonds
4.240% February 7, 2018
410,000 Government of Malaysia 128,134
MYR Bonds
3.814% February 15, 2017
290,000 Government of Malaysia 93,702
MYR Bonds
7.000% March 15, 2009
4,135,000 Government of Malaysia 1,302,421
MYR Bonds
6.450% July 1, 2008
37,400,000 Government of Mexico 4,328,002
MXP Bonds
10.000% December 5, 2024
28,400,000 Government of Mexico 2,758,678
MXP Bonds
8.000% December 17, 2015
2,545,000 Government of Netherlands 4,154,235
EUR Bonds
4.500% July 15, 2017
22,750,000 Government of Norway 4,651,769
NOK Bonds
6.000% May 16, 2011
9,280,000 Government of Peru 3,903,185
PEN Bonds
8.600% August 12, 2017
1,800,000 Government of Poland 789,439
PLN Bonds
5.750% September 23, 2022
59,925,000 Government of Sweden 10,149,837
SEK Bonds
5.000% January 28, 2009
$83,104,345

SUPRANATIONALS --- 5.16%
9,950,000 European Investment Bank 1,913,075
NOK Notes
4.500% May 15, 2013
42,000,000 Inter-American Development Bank 3,858,345
MXP Senior Unsubordinated Notes
7.500% December 5, 2024
1,300,000 Inter-American Development Bank 919,630
NZD Senior Unsecured Notes
6.000% December 15, 2017
$6,691,050

U.S. MUNICIPAL --- 1.71%
1,500,000 California State Department of Water Resources 1,568,850
Revenue Bonds
5.000% May 1, 2022
650,000 Illinois Finance Authority 651,008
Revenue Bonds
5.000% January 1, 2020
$2,219,858

TOTAL BONDS --- 91.21% $118,200,083
(Cost $105,479,361)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

6,400,000 Federal Home Loan Bank 6,400,000
          1.520% April 1, 2008

2,220,000 Government of Malaysia ~ 682,691
MYR 3.458% September 23, 2008
13,000,000 Government of Sweden ~ 2,167,655
SEK 3.690% June 18, 2008
13,000,000 Government of Sweden ~ 2,147,034
SEK 3.750% September 17, 2008

TOTAL SHORT-TERM INVESTMENTS --- 8.79% $11,397,380
(Cost $10,757,087)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100% $129,597,463
(Cost $116,236,448)

Legend

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Represents the current interest rate for variable rate security.

See Attached Summary of Investments by Country.

Currency Abbreviations

AUD – Australian Dollars

BRL – Brazilian Real

CAD – Canadian Dollars

CHF – Swiss Franc
EUR – Euro Dollars
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXP – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollars
PEN – Peruvian New Sol
PLN – Polish Zloty
SEK – Swedish Krona

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$118,200,034	$		$118,200,034
Derivatives					49	49
Short Term Investments			11,397,380			11,397,380

Total Assets		$-	$129,597,414		$49	$129,597,463

The following is a reconciliation of Level 3 assets as of March 31, 2008:

		Common		Preferred
Description	Bonds	Stock		Stock	Derivatives	Total

Beginning Balance	$3,585,724	$	$		$-	$3,585,724

Total gains (or losses) (realized/unrealized)	(607,995)				48	(607,947)

Purchases, sales and corporate actions	(2,977,729)				1	(2,977,728)

Transfers into (out of) Level 3	-				-	-

Ending Balance	$-	$-		$-	$49	$49

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $115,961,353. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,004,614 and gross depreciation of securities in which there was an excess of tax cost over value of $368,504, resulting in net appreciation of $13,636,110.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

As of March 31, 2008, the Global Bond Portfolio held the following forward foreign currency contracts:

			Net Unrealized Appreciation (Depreciation)
	Delivery
	Value	Settlement Date
	(Foreign Currency)
Short Contracts:
Euro Dollar (Japanese Yen)	12,204,003	February 2009	$(806,474)
Euro Dollar (Japanese Yen)	1,874,210	March 2009	3,264
Euro Dollar (U.S. Dollar)	2,931,289	January 2009	(283,853)
Euro Dollar (U.S. Dollar)	17,621,674	February 2009	(1,487,809)
Euro Dollar (U.S. Dollar)	4,649,144	March 2009	(222,122)
Korean Won (U.S. Dollar)	3,107,080,502	January 2009	126,715
Korean Won (U.S. Dollar)	606,819,200	February 2009	27,107
Korean Won (U.S. Dollar)	301,504,000	March 2009	15,473
Korean Won (Swiss Franc)	4,618,279,500	November 2008	308,207
Korean Won (Swiss Franc)	456,911,672	January 2009	22,258
Korean Won (Swiss Franc)	640,000,000	March 2009	9,146
Mexican Peso (Chilean Peso)	18,541,182	May 2008	(66,162)
Mexican Peso (Chilean Peso)	6,190,025	June 2008	(20,020)
Mexican Peso (Chilean Peso)	2,296,263	September 2008	(4,403)
Mexican Peso (Indian Rupee)	40,922,700	May 2008	(30,686)
Mexican Peso (Indian Rupee)	28,863,545	January 2009	21,211
Mexican Peso (Japanese Yen)	17,301,920	February 2009	(25,444)
Mexican Peso (U.S. Dollar)	3,500,000	July 2008	(9,550)
New Zealand Dollar (Indian Rupee)	4,529,044	February 2009	323,774
Romanian New Leu (Czech Koruna)	4,808,577	February 2009	19,461
Romanian New Leu (Euro Dollar)	4,085,333	December 2008	60,922
Romanian New Leu (Norwegian Krone)	3,700,000	November 2008	66,068
Romanian New Leu (Swedish Kroner)	2,639,961	December 2008	41,808
Swiss Franc (U.S. Dollar)	3,035,730	October 2008	165,594

Long Contracts:
Chilean Peso (Mexican Peso)	856,358,766	May 2008	325,099
Chilean Peso (Mexican Peso)	283,967,400	June 2008	99,645
Chilean Peso (Mexican Peso)	104,411,075	September 2008	33,381
Czech Koruna (Romanian New Leu)	31,622,082	February 2009	138,138
Euro Dollar (Romanian New Leu)	1,115,000	December 2008	106,755
Indian Rupee (Mexican Peso)	154,462,731	May 2008	73,888
Indian Rupee (Mexican Peso)	100,361,432	January 2009	(73,376)
Indian Rupee (New Zealand Dollar)	139,750,000	February 2009	(52,965)
Japanese Yen (Euro Dollar)	1,885,912,479	February 2009	1,607,744
Japanese Yen (Euro Dollar)	286,883,438	March 2009	100,248
Japanese Yen (U.S. Dollar)	57,777,500	July 2008	89,985
Japanese Yen (U.S. Dollar)	293,532,200	August 2008	366,005
Japanese Yen (U.S. Dollar)	854,238,000	November 2008	958,085
Korean Won (U.S. Dollar)	6,000,000,000	August 2008	(499,343)
Kazakhstan Tenge (U.S. Dollar)	91,854,000	July 2008	2,279
Kazakhstan Tenge (U.S. Dollar)	32,475,000	December 2008	10,611
Kazakhstan Tenge (U.S. Dollar)	660,532,500	February 2009	145,065
Malaysian Ringgit (U.S. Dollar)	25,342,500	July 2008	433,791
Norwegian Krone (Romanian New Leu)	8,205,811	November 2008	65,215
Polish Zloty (U.S. Dollar)	30,500,000	August 2008	1,323,616
Swedish Kroner (Romanian New Leu)	6,814,320	December 2008	67,005
Swedish Kroner (U.S. Dollar)	19,737,900	April 2008	316,609
Swiss Franc (Korean Won)	5,464,579	November 2008	555,951
Swiss Franc (Korean Won)	520,181	January 2009	41,980
Swiss Franc (Korean Won)	660,789	March 2009	7,205
Swiss Franc (U.S. Dollar)	446,487	October 2008	61,297
Swiss Franc (U.S. Dollar)	2,212,840	November 2008	247,708

Net Appreciation			4,806,106

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2008
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Argentina	$3,269,550	2.52%
Australia	6,457,466	4.98%
Austria	5,637,189	4.35%
Belgium	963,925	0.74%
Brazil	11,890,694	9.18%
Canada	12,061,672	9.31%
Denmark	190,777	0.15%
European Community	1,913,075	1.48%
France	6,990,330	5.39%
Germany	8,485,969	6.55%
Indonesia	7,972,454	6.15%
Iraq	2,975,088	2.30%
Ireland	1,725,008	1.33%
Korea	4,753,496	3.67%
Latin America	4,777,975	3.69%
Malaysia	5,863,103	4.52%
Mexico	7,086,680	5.47%
Netherlands	4,154,235	3.21%
Norway	4,651,769	3.59%
Peru	3,903,185	3.01%
Poland	789,439	0.61%
Sweden	14,464,526	11.15%
United States	8,619,858	6.65%
	$129,597,463	100.00%

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.94%
770,000 DRS Technologies Inc 752,675
Senior Notes
6.625% February 1, 2016
495,000 L-3 Communications Corp 506,756
Bonds
7.625% June 15, 2012
105,000 L-3 Communications Corp 100,538

Senior Subordinated Notes
5.875% January 15, 2015
200,000 L-3 Communications Corp 195,500
Senior Subordinated Notes
6.375% October 15, 2015
$1,555,469

AIRLINES --- 1.81%
420,000 Continental Airlines Inc 382,200
Pass Thru Certificates
7.339% April 19, 2014
1,380,000 DAE Aviation Holdings # 1,359,300
Senior Notes
11.250% August 1, 2015
244,940 Delta Air Lines Inc 240,041
Pass Thru Certificates
6.619% March 18, 2011
368,090 Delta Air Lines Inc # 342,324
Pass Thru Certificates
8.954% August 10, 2014
320,000 Delta Air Lines Inc d ^^ 294,400
Pass Thru Certificates
7.711% September 18, 2011
334,946 United Air Lines Inc 381,838
Pass Thru Certificates
8.030% July 1, 2011
$3,000,103

AUTO PARTS & EQUIPMENT --- 2.29%
750,000 Allison Transmission Inc d 660,268
Corporate Term Loan
.480% August 7, 2014
330,000 Allison Transmission Inc # ^^ 287,100
Senior Notes
11.000% November 1, 2015

640,000 Allison Transmission Inc # ++ ^^ 537,600
Senior Unsecured Notes
14.820% November 1, 2015
575,000 Keystone Automotive Operations Inc ^^ 322,000
Senior Subordinated Notes
9.750% November 1, 2013
2,430,000 Visteon Corp ^^ 1,986,525
Senior Notes
8.250% August 1, 2010
$3,793,493

AUTOMOBILES --- 1.79%
145,000 Asbury Automotive Group Inc 114,550
Senior Subordinated Notes
7.625% March 15, 2017
160,000 Ford Motor Co 105,600
Unsecured Notes
7.450% July 16, 2031
385,000 General Motors Corp ^^ 321,475
Notes
7.200% January 15, 2011
3,045,000 General Motors Corp ^^ 2,146,725
Senior Debentures
8.375% July 15, 2033
375,000 General Motors Corp ^^ 262,500
Senior Debentures
8.250% July 15, 2023
$2,950,850

BROADCAST/MEDIA --- 4.48%
3,147,000 CCH I Holdings LLC ^^ 2,187,165
Bonds
11.000% October 1, 2015
345,000 CCH I Holdings LLC ^^ + 174,225
Step Bond 0% - 11.750%
29.720% May 15, 2014
210,000 CCH I Holdings LLC ^^ + 107,100
Step Bond 0% - 12.125%
28.960% January 15, 2015
325,000 CCH II Holdings LLC 295,750
Senior Notes
10.250% September 15, 2010
27,000 CCH II Holdings LLC ^^ 23,153
Notes
10.250% October 1, 2013
505,000 CMP Susquehanna Corp 348,450
Senior Subordinated Notes
9.875% May 15, 2014
20,000 CSC Holdings Inc 20,200
Debentures
8.125% August 15, 2009
1,030,000 CSC Holdings Inc 1,040,300
Senior Notes
8.125% July 15, 2009
220,000 CSC Holdings Inc 212,300
Senior Notes
6.750% April 15, 2012
235,000 Charter Communications Holdings LLC + 139,238
Step Bond 0% -12.125%
31.090% January 15, 2012
210,000 Charter Communications Holdings LLC + ^^ 126,263
Step Bond 0% - 11.750%
33.120% May 15, 2011
1,060,000 Charter Communications Operating LLC # ^^ 1,044,100
Senior Notes
10.875% September 15, 2014
670,000 DIRECTV Holdings LLC/DIRECTV Financing Co Inc 679,213
Senior Notes
8.375% March 15, 2013
565,000 EchoStar DBS Corp 532,513
Senior Notes
7.000% October 1, 2013
500 ION Media Networks Inc 139
Convertible
11.000% July 31, 2013
120,000 Intelsat Corp 120,900
Notes
9.000% June 15, 2016
400,000 Videotron Ltee 350,000
Notes
6.375% December 15, 2015
$7,401,009

BUILDING MATERIALS --- 1.32%
1,565,000 Associated Materials Inc + ^^ 1,068,113
Step Bond 0% - 11.250%
17.530% March 1, 2014
685,000 Associated Materials Inc ^^ 664,450
Company Guaranteed Notes
9.750% April 15, 2012
910,000 NTK Holdings Inc + ^^ 441,350
Step Bond 0% - 10.750%
16.260% March 1, 2014
$2,173,913

CHEMICALS --- 1.50%
200,000 ARCO Chemical Co 168,000
Debentures
9.800% February 1, 2020
595,000 Georgia Gulf Corp ^^ 459,638
Senior Notes
9.500% October 15, 2014
635,000 Georgia Gulf Corp ^^ 415,925
Notes
10.750% October 15, 2016
370,000 Huntsman International LLC 392,200
Notes
7.875% November 15, 2014
450,000 Methanex Corp 482,625
Senior Unsecured Notes
8.750% August 15, 2012

765,000 Montell Finance Co BV # 508,725
Company Guaranteed Notes
8.100% March 15, 2027
50,000 Westlake Chemical Corp 43,750
Senior Unsecured Notes
6.625% January 15, 2016
$2,470,863

COMPUTER HARDWARE & SYSTEMS --- 0.23%
455,000 Activant Solutions Inc 382,200
Senior Subordinated Notes
9.500% May 1, 2016
$382,200

COMPUTER SOFTWARE & SERVICES --- 0.78%
175,000 SunGard Data Systems Inc 176,750
Senior Unsecured Notes
9.125% August 15, 2013
1,100,000 SunGard Data Systems Inc 1,105,500
Company Guaranteed Notes
10.250% August 15, 2015
$1,282,250

CONTAINERS --- 1.96%
1,037,439 Berry Plastics Holding Corp # d 752,143
Corporate Term Loan
9.727% June 5, 2014
440,000 Graham Packaging Co Inc 396,000
Notes
8.500% October 15, 2012
390,000 Graham Packaging Co Inc 327,600
Subordinated Notes
9.875% October 15, 2014
780,000 Graphic Packaging International Corp 748,800
Senior Subordinated Notes
9.500% August 15, 2013
325,000 Plastipak Holdings Inc # 295,750
Senior Notes
8.500% December 15, 2015
665,000 Smurfit-Stone Container Enterprises Inc 601,825
Senior Notes
8.375% July 1, 2012
140,000 Smurfit-Stone Container Enterprises Inc ^^ 117,600
Senior Notes
8.000% March 15, 2017
$3,239,718

ELECTRIC COMPANIES --- 5.11%
480,000 Edison Mission Energy 494,400
Senior Unsecured Notes
7.750% June 15, 2016
450,000 Edison Mission Energy 423,000
Senior Unsecured Notes
7.625% May 15, 2027
5,260,000 Energy Future Holdings Corp # 5,207,384
Senior Unsecured Notes
11.250% November 1, 2017
90,000 IPALCO Enterprises Inc 94,725
Senior Secured Notes
8.625% November 14, 2011
638,622 Midwest Generation LLC 692,905
Pass Thru Certificates
8.560% January 2, 2016
1,560,000 TXU Corp # 1,528,800
Senior Unsecured Notes
10.500% November 1, 2016
$8,441,214

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.35%
310,000 NXP BV 283,650
Secured Notes
7.875% October 15, 2014
190,000 NXP BV ++ 156,750
Senior Secured Notes
11.250% October 15, 2013
170,000 NXP BV ^^ 139,825
Senior Notes
9.500% October 15, 2015
$580,225

ELECTRONICS - SEMICONDUCTOR --- 0.09%
200,000 Freescale Semiconductor Inc 156,500
Senior Notes
8.875% December 15, 2014
$156,500

FINANCIAL SERVICES --- 5.46%
280,000 AAC Group Holdings Corp + ^^ 226,800
Step Bond 0% - 10.250%
14.660% October 1, 2012
240,000 Countrywide Financial Corp ++ 212,400
Convertible
1.220% April 15, 2037
180,000 El Paso Performance Linked Trust # 184,039
Notes
7.750% July 15, 2011
715,000 Ford Motor Credit Co 637,603
Senior Notes
9.875% August 10, 2011
260,000 Ford Motor Credit Co 203,529
Notes
8.000% December 15, 2016
521,000 Ford Motor Credit Co ++ 413,565
Notes
16.350% June 15, 2011
285,000 Ford Motor Credit Co ++ 267,801
Notes
10.540% April 15, 2012
482,500 Ford Motor Credit Co ++ 356,925
Senior Unsecured Notes
16.390% January 13, 2012
960,000 General Motors Acceptance Corp 729,533
Notes
6.875% August 28, 2012
2,590,000 General Motors Acceptance Corp ^^ 1,856,232
Bonds
8.000% November 1, 2031
1,135,000 Hawker Beechcraft Acquisition Co 1,160,538
Senior Notes
8.875% April 1, 2015
370,000 Hawker Beechcraft Acquisition Co ^^ 368,150
Senior Subordinated Notes
9.750% April 1, 2017
490,000 Petroplus Finance Ltd # 447,125
Notes
6.750% May 1, 2014
380,000 Petroplus Finance Ltd # 339,150
Notes
7.000% May 1, 2017
370,000 Residential Capital LLC 179,450
Notes
6.875% June 30, 2015
610,000 Residential Capital LLC 306,525
Senior Unsecured Notes
6.375% June 30, 2010
815,000 Residential Capital LLC 399,350
Bonds
6.000% February 22, 2011
380,000 Residential Capital LLC # ++ 140,600
Company Guaranteed Notes
6.046% April 17, 2009
433,000 TNK-BP Finance SA 400,525
Notes
7.875% March 13, 2018
214,000 TNK-BP Finance SA # 197,683
Notes
7.875% March 13, 2018

$9,027,523
FOOD & BEVERAGES --- 0.61%

460,000 Constellation Brands Inc 447,350
Company Guaranteed Notes
7.250% September 1, 2016
545,000 Dole Food Co Inc 419,650
Company Guaranteed Notes
7.250% June 15, 2010
165,000 Dole Food Co Inc ^^ 133,650
Senior Notes
8.875% March 15, 2011
$1,000,650

FOREIGN BANKS --- 0.40%
150,000 ATF Capital BV # 148,290
Notes
9.250% February 21, 2014

390,000 TuranAlem Finance BV 307,827
Notes
8.250% January 22, 2037
270,000 TuranAlem Finance BV # 211,761
Notes
8.250% January 22, 2037
$667,878

FOREIGN GOVERNMENTS --- 0.01%
22,222 Government of Russia 23,512
Unsubordinated Notes
8.250% March 31, 2010
$23,512

GOLD, METALS & MINING --- 4.09%
2,280,000 Freeport-McMoRan Copper & Gold Inc 2,419,650
Senior Notes
8.375% April 1, 2017
560,000 International Coal Group Inc 536,200
Senior Notes
10.250% July 15, 2014
480,000 Metals USA Holding Corp ++ 357,600
Senior Notes
20.220% July 1, 2012
180,000 Noranda Aluminium Acquisition Corp # ++ 141,300
Senior Unsecured Notes
13.670% May 15, 2015
480,000 Noranda Aluminium Holding Corp # ++ ^^ 352,800
Senior Notes
17.280% November 15, 2014
860,000 Novelis Inc 761,100
Notes
7.250% February 15, 2015
1,255,000 Ryerson Inc # 1,185,975
Secured Notes
12.000% November 1, 2015
265,000 Steel Dynamics Inc # 267,650
Senior Notes
7.375% November 1, 2012
835,000 Tube City IMS Corp 734,800
Senior Subordinated Notes
9.750% February 1, 2015
$6,757,075

HARDWARE & TOOLS --- 0.22%
490,000 Nortek Inc ^^ 362,600
Senior Subordinated Notes
8.500% September 1, 2014
$362,600

HEALTH CARE RELATED --- 5.45%
915,000 Community Health Systems Inc 918,431
Senior Notes
8.875% July 15, 2015

900,000 DaVita Inc 877,500
Senior Subordinated Notes
7.250% March 15, 2015
190,000 HCA Inc 150,584
Notes
7.690% June 15, 2025
835,000 HCA Inc 706,619
Notes
6.375% January 15, 2015
500,000 HCA Inc 518,750
Secured Notes
9.250% November 15, 2016
2,175,000 HCA Inc 2,256,563

Notes
9.625% November 15, 2016
500,000 IASIS Healthcare 497,500
Senior Subordinated Notes
8.750% June 15, 2014
1,695,000 Leiner Health Products Inc ^^ 2,119
Senior Subordinated Notes
11.000% June 1, 2012
780,000 Tenet Healthcare Corp 703,950
Senior Unsecured Notes
6.375% December 1, 2011
75,000 Tenet Healthcare Corp 70,125
Senior Notes
9.250% February 1, 2015
130,000 Tenet Healthcare Corp 114,725
Senior Unsecured Notes
6.500% June 1, 2012
200,000 Tenet Healthcare Corp 178,500
Notes
7.375% February 1, 2013
1,060,000 Tenet Healthcare Corp 1,025,550
Senior Notes
9.875% July 1, 2014
1,274,915 US Oncology Holdings Inc ++ 981,685
Senior Unsecured Notes
15.720% March 15, 2012
$9,002,601

HOMEBUILDING --- 0.14%
110,000 K Hovnanian Enterprises Inc 74,250
Senior Notes
6.500% January 15, 2014
235,000 K Hovnanian Enterprises Inc 163,325
Company Guaranteed Notes
7.500% May 15, 2016
$237,575

HOTELS/MOTELS --- 2.06%
155,000 Choctaw Resort Development Enterprise # 134,850
Senior Notes
7.250% November 15, 2019
355,000 Fontainebleau Las Vegas # ^^ 250,275
Notes
10.250% June 15, 2015
1,540,000 Inn of the Mountain Gods 1,493,800
Senior Notes
12.000% November 15, 2010
430,000 MGM Mirage Inc 398,825
Senior Notes
6.750% September 1, 2012
115,000 MGM Mirage Inc 103,500
Senior Notes
7.500% June 1, 2016
590,000 MGM Mirage Inc 536,900
Senior Notes
7.625% January 15, 2017
500,000 Turning Stone Casino Resort Enterprise # 485,000
Senior Notes
9.125% December 15, 2010
$3,403,150

HOUSEHOLD GOODS --- 1.40%
55,000 American Greetings Corp 54,588
Senior Unsecured Notes
7.375% June 1, 2016
760,000 Interface Inc 794,200
Senior Notes
10.375% February 1, 2010
385,000 Norcraft Cos LP 387,888
Subordinated Global Notes
9.000% November 1, 2011
1,190,000 Norcraft Holdings + 1,041,250
Step Bond 0% - 9.750%
12.340% September 1, 2012
50,000 Simmons Bedding Co + 32,250
Step Bond 0% - 10.000%
15.060% December 15, 2014
$2,310,176

INDEPENDENT POWER PRODUCTS --- 3.05%
692,000 AES China Generating Co Ltd 653,530
Bonds
8.250% June 26, 2010
196,796 Mirant Mid-Atlantic LLC d 217,706
Pass Thru Certificates
9.125% June 30, 2017
97,429 Mirant Mid-Atlantic LLC d 112,044
Pass Thru Certificates
10.060% December 30, 2028
905,000 Mirant North America LLC 914,050
Company Guaranted Notes
7.375% December 31, 2013
225,000 NRG Energy Inc 222,188
Company Guaranteed Notes
7.250% February 1, 2014
2,195,000 NRG Energy Inc 2,151,100
Senior Notes
7.375% February 1, 2016

95,000 NRG Energy Inc 92,388
Company Guaranteed Notes
7.375% January 15, 2017
615,000 Orion Power Holdings Inc 671,888
Senior Notes
12.000% May 1, 2010
$5,034,894

INSURANCE RELATED --- 0.73%
295,000 Vanguard Health Holding Co I LLC + ^^ 225,675
Step Bond 11.130% - 11.250%
13.080% October 1, 2015
1,020,000 Vanguard Health Holding Co II LLC 981,750
Senior Subordinated Notes
9.000% October 1, 2014
$1,207,425

INVESTMENT BANK/BROKERAGE FIRM --- 0.49%
500,000 LVB Acquisition Merger Sub Inc # 518,750
Notes
10.375% October 15, 2017
290,000 LVB Acquisition Merger Sub Inc # 290,000
Bonds
11.625% October 15, 2017
$808,750

LEISURE & ENTERTAINMENT --- 2.21%
325,000 Boyd Gaming Corp 266,500
Senior Subordinated Notes
6.750% April 15, 2014
410,000 Harrah's Operating Co Inc # 345,425
Notes
10.750% February 1, 2016
350,000 Herbst Gaming Inc 63,875
Senior Subordinated Notes
8.125% June 1, 2012
490,000 Indianapolis Downs LLC/ Indiana Downs Capital Corp # 426,300
Secured Notes
11.000% November 1, 2012
375,000 Mohegan Tribal Gaming 343,125
Senior Subordinated Notes
8.000% April 1, 2012
950,000 Mohegan Tribal Gaming 950,000
Senior Subordinated Notes
6.375% July 15, 2009
270,000 Quapaw Downstream Development # ^^ 213,300
Senior Notes
12.000% October 15, 2015
60,000 River Rock Entertainment 59,700
Senior Notes
9.750% November 1, 2011
130,000 Snoqualmie Entertainment Authority # 111,150
Notes
9.125% February 1, 2015
165,000 Snoqualmie Entertainment Authority # ++ 134,475
Senior Notes
11.340% February 1, 2014
200,000 Station Casinos Inc 161,000
Senior Unsecured Notes
7.750% August 15, 2016
975,000 Station Casinos Inc ^^ 585,000
Senior Subordinated Notes
6.500% February 1, 2014
$3,659,850

MACHINERY --- 0.41%
570,000 Nell AF Sarl # ^^ 416,100
Senior Notes
8.375% August 15, 2015
270,000 Terex Corp 267,300
Notes
7.375% January 15, 2014
$683,400

MANUFACTURING --- 0.73%
220,000 American Railcar Industries Inc 193,600
Senior Unsecured Notes
7.500% March 1, 2014
1,025,000 Metals USA Inc 1,004,500
Secured Notes
11.125% December 1, 2015
$1,198,100

MEDICAL PRODUCTS --- 0.45%
450,000 Advanced Medical Optics Inc 387,000
Senior Subordinated Notes
7.500% May 1, 2017
215,000 Universal Hospital Services Inc 215,000
Notes
8.500% June 1, 2015
160,000 Universal Hospital Services Inc ++ 142,400
Secured Notes
10.510% June 1, 2015
$744,400

MISCELLANEOUS --- 0.84%
15,000 American Achievement Corp 13,388
Senior Subordinated Notes
8.250% April 1, 2012
590,000 Jarden Corp ^^ 516,250
Senior Subordinated Notes
7.500% May 1, 2017
450,000 Leucadia National Corp 426,375
Senior Unsecured Notes
7.125% March 15, 2017
430,000 Leucadia National Corp 432,150
Senior Notes
8.125% September 15, 2015
$1,388,163

OIL & GAS --- 10.71%
1,890,000 Belden & Blake Corp 1,894,725
Secured Notes
8.750% July 15, 2012
650,000 Chesapeake Energy Corp 651,625
Senior Notes
7.000% August 15, 2014
295,000 Chesapeake Energy Corp 286,150
Senior Notes
6.375% June 15, 2015
225,000 Chesapeake Energy Corp 217,125
Company Guaranteed Notes
6.500% August 15, 2017
215,000 Chesapeake Energy Corp 205,325
Company Guaranteed Notes
6.250% January 15, 2018
655,000 Complete Production Services 628,800
Senior Notes
8.000% December 15, 2016
513,635 Corral Finans AB # ++ 390,363
Secured Bonds
7.713% April 15, 2010
1,025,000 EXCO Resources Inc 996,813
Company Guaranteed Notes
7.250% January 15, 2011
1,945,000 El Paso Corp 1,997,007
Senior Notes
7.800% August 1, 2031
800,000 El Paso Corp ^^ 836,231
Notes
7.875% June 15, 2012
155,000 Enterprise Products Operating LP ++ 131,575
Company Guaranteed Bonds
8.300% January 15, 2068
390,000 Enterprise Products Operating LP ++ ^^ 379,610
Company Guaranteed Notes
8.600% August 1, 2066
140,000 Forbes Energy Services # 137,200
Senior Secured Notes
11.000% February 15, 2015
610,000 Key Energy Services Inc # 608,475
Senior Notes
8.375% December 1, 2014
270,000 Mariner Energy Inc 259,200
Senior Notes
7.500% April 15, 2013
195,000 Mariner Energy Inc 186,225
Senior Notes
8.000% May 15, 2017
485,000 OPTI Canada Inc 480,150
Notes
8.250% December 15, 2014
380,000 Petrohawk Energy Corp 390,450
Senior Notes
9.125% July 15, 2013
185,000 Pride International Inc 192,400
Senior Notes
7.375% July 15, 2014

1,500,000 SandRidge Energy Inc # d 1,483,125
Corporate Term Loan
8.625% April 1, 2015
860,000 SemGroup LP # 786,900
Senior Notes
8.750% November 15, 2015

420,000 Southwestern Energy Co # 434,700
Senior Notes
7.500% February 1, 2018
500,000 Stallion Oilfield Services # d 445,000
Senior Unsecured Notes
9.750% February 1, 2015
925,000 Stone Energy Corp 915,750
Senior Subordinated Notes
8.250% December 15, 2011
425,000 W&T Offshore Inc # 394,188
Senior Notes
8.250% June 15, 2014
400,000 Whiting Petroleum Corp 396,000
Company Guaranteed Notes
7.000% January 1, 2014
1,705,000 Williams Cos Inc 1,969,275
Notes
8.750% March 15, 2032
$17,694,387

PAPER & FOREST PRODUCTS --- 3.8%
720,000 Abitibi-Consolidated Co of Canada 720,000
Senior Unsecured Unsubordinated Notes
5.250% June 20, 2008
890,000 Abitibi-Consolidated Co of Canada # 910,025
Senior Secured Notes
13.750% April 1, 2011
310,000 Abitibi-Consolidated Co of Canada ^^ 167,400
Notes
7.750% June 15, 2011
285,000 Abitibi-Consolidated Co of Canada ^^ 146,775
Senior Notes
8.375% April 1, 2015
120,000 Abitibi-Consolidated Finance LP 100,800
Notes
7.875% August 1, 2009
350,000 Abitibi-Consolidated Inc 201,250
Unsecured Notes
8.550% August 1, 2010
720,000 Abitibi-Consolidated Inc ^^ 720,000
Unsecured Notes
6.950% April 1, 2008
100,000 Abitibi-Consolidated Inc 44,000
Debentures
7.400% April 1, 2018
90,000 Appleton Papers Inc 86,625
Notes
8.125% June 15, 2011
800,000 Appleton Papers Inc 758,000
Senior Subordinated Notes
9.750% June 15, 2014
1,525,000 NewPage Corp ++ 1,509,750
Notes
9.780% May 1, 2012

290,000 NewPage Holding Corp ++ 243,600
Senior Notes
14.920% November 1, 2013
290,000 Rock-Tenn Co # 300,150
Senior Notes
9.250% March 15, 2016
595,000 Smurfit Capital Funding PLC 523,600
Debentures
7.500% November 20, 2025
$6,431,975

PERSONAL LOANS --- 0.34%
765,000 AmeriCredit Corp ^^ 558,450
Senior Notes
8.500% July 1, 2015
$558,450

PRINTING & PUBLISHING --- 1.44%
320,000 Dex Media West 278,400
Senior Subordinated Notes
9.875% August 15, 2013
1,755,000 Idearc Inc 1,136,363
Senior Notes
8.000% November 15, 2016
630,000 TL Acquisitions Inc # 541,800
Senior Notes
10.500% January 15, 2015
580,000 TL Acquisitions Inc # + ^^ 414,700
Step Bond 0% - 13.250%
16.530% July 15, 2015
$2,371,263

RAILROADS --- 0.96%
130,000 Kansas City Southern 131,950
Bonds
7.500% June 15, 2009
400,000 Kansas City Southern de Mexico 376,000
Senior Notes
7.625% December 1, 2013
840,000 Kansas City Southern de Mexico 867,300
Senior Notes
9.375% May 1, 2012
225,000 Kansas City Southern de Mexico # 207,563
Senior Notes
7.375% June 1, 2014
$1,582,813

REAL ESTATE --- 1.19%
390,000 Ashton Woods USA LLC 208,650
Senior Subordinated Notes
9.500% October 1, 2015
350,000 Forest City Enterprises Inc 332,500
Senior Notes
7.625% June 1, 2015
160,000 Realogy Corp ^^ 107,600
Senior Notes
10.500% April 15, 2014
510,000 Realogy Corp ^^ 290,700
Notes
11.000% April 15, 2014
860,000 Realogy Corp ^^ 382,700
Senior Subordinated Notes
12.375% April 15, 2015
170,000 Ventas Realty LP REIT 164,050
Senior Notes
6.500% June 1, 2016
495,000 Ventas Realty LP REIT 483,863
Senior Notes
6.750% April 1, 2017
$1,970,063

RESTAURANTS --- 0.79%

600,000 Buffets Inc ** ^^ 18,000
Notes
12.500% November 1, 2014
250,000 Carrols Corp ^^ 222,500
Company Guaranteed Notes
9.000% January 15, 2013
315,000 Denny's Corp Holdings Inc ^^ 289,800
Company Guaranteed Notes
10.000% October 1, 2012
365,000 El Pollo Loco Inc 352,225
Global Notes
11.750% November 15, 2013
510,000 Sbarro Inc ^^ 423,300
Senior Subordinated Notes
10.375% February 1, 2015
$1,305,825

RETAIL --- 3.56%
105,000 AutoNation Inc 93,188
Company Guaranteed Notes
7.000% April 15, 2014
245,000 AutoNation Inc ++ 200,900
Company Guaranteed Notes
10.890% April 15, 2013
505,000 Blockbuster Inc ^^ 411,575
Senior Subordinated Notes
9.000% September 1, 2012
559,000 Delhaize America Inc 672,762
Company Guaranteed Bonds
9.000% April 15, 2031
1,055,000 Dollar General Corp ^^ 923,125
Notes
11.875% July 15, 2017
110,000 Eye Care Centers of America Inc 112,200
Notes
10.750% February 15, 2015
405,000 Michaels Stores Inc ^^ 354,375
Senior Notes
10.000% November 1, 2014
270,000 Michaels Stores Inc ^^ 211,950
Bonds
11.375% November 1, 2016
420,000 Neiman Marcus Group Inc 367,500
Senior Debentures
7.125% June 1, 2028
1,265,000 Neiman Marcus Group Inc ^^ 1,265,000
Senior Subordinated Notes
10.375% October 15, 2015
290,000 Saks Inc 290,725
Company Guaranteed Bonds
8.250% November 15, 2008
1,010,000 Suburban Propane Partners LP 984,750
Senior Notes
6.875% December 15, 2013
$5,888,050

SPECIALIZED SERVICES --- 8.17%
130,000 Affinion Group Inc 129,188
Notes
10.125% October 15, 2013
980,000 Affinion Group Inc 945,700
Notes
11.500% October 15, 2015
1,215,000 Allied Security Escrow 1,044,900
Senior Subordinated Notes
11.375% July 15, 2011
801,000 Ashtead Capital Inc # ^^ 648,810
Notes
9.000% August 15, 2016
190,000 Ashtead Holdings PLC # 152,000
Secured Notes
8.625% August 1, 2015
365,000 CCM Merger Inc # 306,600
Notes
8.000% August 1, 2013
370,000 Ceridian Corp # 308,950
Senior Unsecured Notes
12.250% November 15, 2015
165,000 Compagnie Generale de Geophysique SA 167,475
Company Guaranteed Notes
7.500% May 15, 2015
1,315,000 DI Finance/DynCorp International LLC 1,344,588
Senior Subordinated Notes
9.500% February 15, 2013
815,000 Education Management LLC 688,675

Senior Bonds
8.750% June 1, 2014
35,000 Education Management LLC ^^ 27,825
Company Guaranteed Notes
10.250% June 1, 2016
890,000 First Data Corp # ^^ 732,025
Senior Unsecured Notes
9.875% September 24, 2015
980,000 H&E Equipment Services Inc 808,500
Senior Notes
8.375% July 15, 2016
2,425,000 Hertz Corp 2,270,406
Senior Subordinated Notes
10.500% January 1, 2016
550,000 Lamar Media Corp 484,000
Company Guaranteed Notes
6.625% August 15, 2015
563,609 Penhall International Corp ++ d 445,251
Corporate Term Loan
10.130% March 31, 2012
700,000 Penhall International Corp # ^^ 591,500
Secured Notes
12.000% August 1, 2014
175,000 R H Donnelley Corp 106,750
Senior Discount Notes Series A-1
6.875% January 15, 2013
300,000 R H Donnelley Corp 183,000
Senior Discount Notes Series A-2
6.875% January 15, 2013
75,000 R H Donnelley Corp 47,438
Senior Discount Notes Series A-3
8.875% January 15, 2016
375,000 R H Donnelley Corp # 234,375
Senior Notes
8.875% October 15, 2017
890,000 RSC Equipment Rental Inc 743,150
Senior Notes
9.500% December 1, 2014
100,000 Service Corp International 101,000
Debentures
7.875% February 1, 2013
290,000 Service Corp International 246,500
Senior Notes
7.500% April 1, 2027
180,000 Service Corp International 180,900
Senior Notes
7.625% October 1, 2018
380,000 US Investigations Services Inc # 283,100
Senior Subordinated Notes
11.750% May 1, 2016
300,000 Visant Holding Corp 280,500
Senior Global Notes
8.750% December 1, 2013
$13,503,106

TELEPHONE & TELECOMMUNICATIONS --- 7.42%
450,000 ALLTELL Communications Inc # 387,000
Senior Notes
10.375% December 1, 2017
270,000 American Tower Corp 276,075
Senior Global Notes
7.500% May 1, 2012
160,000 Cincinnati Bell Telephone Co 128,000
Company Guaranteed Notes
6.300% December 1, 2028
640,000 Citizens Communications Co 548,800
Senior Notes
7.875% January 15, 2027
70,000 Citizens Communications Co 47,950
Debentures
7.050% October 1, 2046
120,000 FairPoint Communications Inc # 115,200
Senior Notes
13.125% April 1, 2018
1,035,000 Hawaiian Telcom Communications Inc ^^ 372,600
Senior Subordinated Notes
12.500% May 1, 2015
655,000 Intelsat Bermuda Ltd 659,913
Company Guaranteed Notes
9.250% June 15, 2016
1,230,000 Intelsat Bermuda Ltd 1,246,913
Senior Notes
11.250% June 15, 2016
800,000 Level 3 Financing Inc 654,000
Senior Notes
9.250% November 1, 2014
560,000 Level 3 Financing Inc ++ 392,000
Notes
13.460% February 15, 2015
245,000 MetroPCS Wireless Inc 225,400
Senior Notes
9.250% November 1, 2014
1,325,000 NTL Cable PLC 1,185,875
Senior Notes
9.125% August 15, 2016
830,000 Nordic Telephone Co Holdings # 805,100
Senior Notes
8.875% May 1, 2016
615,000 Qwest Communications International Inc 578,100
Company Guaranteed Notes
7.500% February 15, 2014
685,000 Qwest Corp 667,875
Senior Notes
7.500% October 1, 2014
865,000 Qwest Corp 692,000
Debentures
6.875% September 15, 2033
280,000 Rural Cellular Corp 287,700
Senior Notes
9.875% February 1, 2010
480,000 Rural Cellular Corp ++ 480,000
Senior Subordinated Notes
6.080% June 1, 2013
1,060,000 True Move Co Ltd # 996,400
Notes
10.750% December 16, 2013
175,000 Wind Acquisition Finance SA # 178,500
Company Guaranteed Notes
10.750% December 1, 2015
1,190,000 Windstream Corp 1,169,175
Senior Notes
8.625% August 1, 2016
210,000 iPCS Inc ++ 161,700
Notes
11.310% May 1, 2013
$12,256,276

TEXTILES --- 0.16%
275,000 Oxford Industries Inc 261,250
Senior Notes
8.875% June 1, 2011
$261,250

TOBACCO --- 0.54%
560,000 Alliance One International Inc 568,400
Company Guaranteed Notes
11.000% May 15, 2012
350,000 Alliance One International Inc 329,000
Notes
8.500% May 15, 2012
$897,400

TRANSPORTATION --- 1.09%
225,000 GulfMark Offshore Inc 228,375

Company Guaranteed Notes
7.750% July 15, 2014
620,000 Saint Acquisition Corp # 252,650
Secured Notes
12.500% May 15, 2017
1,045,000 Saint Acquisition Corp # ++ 415,388
Secured Notes
10.815% May 15, 2015
850,000 Teekay Shipping Corp 898,875
Senior Global Notes
8.875% July 15, 2011
$1,795,288

UTILITIES --- 3.41%
1,705,000 AES Corp 1,726,313
Senior Notes
8.000% October 15, 2017
270,000 AES Corp 272,025
Senior Unsecured Notes
7.750% October 15, 2015
50,000 AES Corp ^^ 52,375
Senior Notes
8.875% February 15, 2011
600,000 ANR Pipeline Inc 804,716
Debentures
9.625% November 1, 2021
1,230,000 Dynegy Holdings Inc 1,150,050
Senior Notes
7.750% June 1, 2019
130,000 Dynegy-Roseton/Danskammer LLC 130,244
Pass Thru Certificates
7.670% November 8, 2016
100,000 Southern Natural Gas Co 109,260
Senior Unsecured Notes
8.000% March 1, 2032

665,000 Transcontinental Gas Pipe Line Corp 702,406
Notes
7.000% August 15, 2011
1,005,000 VeraSun Energy Corp # ^^ 688,425
Senior Notes
9.375% June 1, 2017
$5,635,814

TOTAL BONDS --- 95.07% $157,097,489
(Cost $175,793,961)

PREFERRED STOCK

Shares                                                   Value ($)

BANKS --- 0.61%
980 Bank of America Corp 1,005,725
$1,005,725

BROADCAST/MEDIA --- 0.00%
1 ION Media Networks Inc* 1,000
$1,000

FINANCIAL SERVICES --- 0.52%
11,400 Citigroup Inc 538,650
13,425 Fannie Mae 322,871
$861,521

TOTAL PREFERRED STOCK --- 1.13% $1,868,246
(Cost $1,895,006)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

3,000,000 Fannie Mae 2,996,373
          1.470% May 1, 2008
3,280,000 Federal Home Loan Bank 3,280,000          1.520% April 2, 2008

TOTAL SHORT-TERM INVESTMENTS --- 3.80% $6,276,373
(Cost $6,276,373)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100% $165,242,108
(Cost $183,965,340)

Legend

* Non-income Producing Security

# The Maxim High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $36,412,508, $32,955,436 and 19.43%, respectively.

+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2008.
++ Represents the current interest rate for variable rate security.
** Security in default at March 31, 2008.

d Security is fair valued at March 31, 2008.
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $29,159,227.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total

Bonds	$		$152,687,552	$4,409,937	$157,097,489
Preferred Stock		1,867,246	1,000		1,868,246
Short Term Investments			6,276,373		6,276,373

Total Assets		$1,867,246	$158,964,925	$4,409,937	$165,242,108

The following is a reconciliation of Level 3 assets as of March 31, 2008:

		Common		Preferred
Description	Bonds	Stock		Stock	Derivatives	Total

Beginning Balance	$5,818,147	$	$		$	$5,818,147

Total gains (or losses) (realized/unrealized)	(178,500)					(178,500)

Purchases, sales and corporate actions	(1,300,471)					(1,300,471)

Transfers into (out of) Level 3	70,761					70,761

Ending Balance	$4,409,937	$-		$-	$-	$4,409,937

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2008, the U.S. Federal income tax cost basis was $184,107,809. The Maxim High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $894,019 and gross depreciation of securities in which there was an excess of tax cost over value of $19,759,720, resulting in net depreciation of $18,865,701.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 1.67%
9,000,000 Fannie Mae ** 6,577,366
SGD 2.290% February 19, 2009
$6,577,366

AGRICULTURE --- 0.28%
1,055,000 Corn Products International Inc 1,107,665
Senior Notes
6.625% April 15, 2037
$1,107,665

AIRLINES --- 2.11%
69,277 American Airlines Inc 66,939
Pass Thru Certificates
8.040% September 16, 2011
700,000 American Airlines Inc d 671,580
Pass Thru Certificates
7.324% October 15, 2009
1,500,291 Atlas Air Inc d 1,740,338
Pass Thru Certificates
7.680% January 2, 2014
1,326,184 Atlas Air Inc d 1,458,802
Pass Thru Certificates
7.630% January 2, 2015
394,351 Atlas Air Inc d 469,278
Pass Thru Certificates
9.057% January 2, 2014
913,951 Atlas Air Inc d 904,812
Pass Thru Certificates
8.770% January 2, 2011
77,802 Continental Airlines Inc 72,745
Pass Thru Certificates
8.307% October 2, 2019
574,129 Continental Airlines Inc d 519,587
Pass Thru Certificates
7.373% December 15, 2015
1,197,520 Delta Air Lines Inc # 1,113,693
Pass Thru Certificates
8.954% August 10, 2014

705,000 Qantas Airways Ltd # 752,987
Notes
6.050% April 15, 2016
515,593 United Air Lines Inc 479,501
Notes
6.636% January 2, 2024
$8,250,262

AUTOMOBILES --- 0.94%
215,000 Ford Motor Co 141,900
Notes
7.125% November 15, 2025
1,735,000 Ford Motor Co 1,041,000
Debentures
6.375% February 1, 2029
225,000 Ford Motor Co 137,250
Bonds
6.625% October 1, 2028
1,475,000 Ford Motor Co ^^ 973,500
Unsecured Notes
7.450% July 16, 2031
40,000 General Motors Corp ^^ 28,200
Senior Debentures
8.375% July 15, 2033
1,935,000 General Motors Corp ^^ 1,354,500
Senior Debentures
8.250% July 15, 2023
$3,676,350

BANKS --- 1.40%
1,830,000 BAC Capital Trust VI 1,536,426
Company Guaranteed Notes
5.625% March 8, 2035
2,500,000 HSBC Bank USA NA # 3,018,000
Notes
3.310% August 25, 2010
1,000,000 Keycorp Capital III ^^ 909,948
Company Guaranteed Notes
7.750% July 15, 2029
$5,464,374

BIOTECHNOLOGY --- 0.94%
250,000 Human Genome Sciences Inc 181,250
Bonds
2.250% August 15, 2012
90,000 Incyte Corp 95,738
Convertible
3.500% February 15, 2011
385,000 Nektar Therapeutics 297,413
Convertible
3.250% September 28, 2012

985,000 Regeneron Pharmaceuticals Inc 981,306
Convertible
5.500% October 17, 2008
1,767,000 Vertex Pharmaceuticals Inc 2,107,148
Senior Subordinated Notes
4.750% February 15, 2013
$3,662,855

BROADCAST/MEDIA --- 3.25%
1,000,000 Clear Channel Communications Inc 970,000
Notes
4.250% May 15, 2009
50,000 Clear Channel Communications Inc 33,000
Senior Unsecured Notes
5.500% December 15, 2016
1,710,000 Comcast Corp 1,452,096
Bonds
5.650% June 15, 2035
3,365,000 Comcast Corp 3,170,971
Notes
6.450% March 15, 2037
3,130,000 Comcast Corp 3,136,276
Global Notes
6.950% August 15, 2037
1,140,000 Comcast Corp 1,078,194
Senior Unsecured Notes
6.500% November 15, 2035
83,164 Liberty Media LLC 58,111
Convertible
3.500% January 15, 2031
1,130,000 News America Inc 1,076,192
Notes
6.200% December 15, 2034
1,860,000 News America Inc 1,757,016
Notes
6.150% March 1, 2037
$12,731,856

BUILDING MATERIALS --- 0.57%
575,000 Owens Corning Inc 476,678
Notes
6.500% December 1, 2016
865,000 Owens Corning Inc 625,479
Notes
7.000% December 1, 2036
250,000 Ply Gem Industries Inc ^^ 182,500
Senior Subordinated Notes
9.000% February 15, 2012
1,220,000 USG Corp 963,800
Senior Unsecured Notes
6.300% November 15, 2016
$2,248,457

CANADIAN - FEDERAL --- 9.41%
2,000,000 Canada Housing Trust #1 1,967,129
CAD Foreign Government Guaranteed Notes
4.100% December 15, 2008
1,400,000 Government of Canada 1,372,640
CAD Bonds
6.000% June 1, 2008
9,500,000 Government of Canada 11,916,995
CAD Bonds
5.750% June 1, 2033
9,700,000 Government of Canada 9,518,559
CAD Bonds
4.250% September 1, 2008
12,100,000 Government of Canada 12,050,725
CAD Bonds
4.250% September 1, 2009
$36,826,048

CANADIAN - PROVINCIAL --- 0.83%
3,061,746 Province of Alberta 3,252,917
CAD Debentures
5.930% September 16, 2016
$3,252,917

CHEMICALS --- 1.02%
535,000 Hercules Inc 428,000
Junior Subordinated Debentures
6.500% June 30, 2029
3,675,000 Methanex Corp 3,564,750
Notes
6.000% August 15, 2015
$3,992,750

COMMUNICATIONS - EQUIPMENT --- 1.32%
950,000 Corning Inc 1,024,763
Unsecured Notes
7.250% August 15, 2036
250,000 Lucent Technologies Inc 178,750
Debentures
6.500% January 15, 2028
4,555,000 Lucent Technologies Inc 3,256,825
Debentures
6.450% March 15, 2029
325,000 Motorola Inc 175,234
Senior Unsecured Notes
5.220% October 1, 2097
325,000 Motorola Inc 253,566
Debentures
6.500% November 15, 2028
375,000 Motorola Inc 290,039
Senior Unsecured Notes
6.625% November 15, 2037
$5,179,177

COMPUTER HARDWARE & SYSTEMS --- 0.05%
222,000 Maxtor Corp ^ 208,680
Convertible
5.750% March 1, 2012
$208,680

CONTAINERS --- 0.16%
650,000 Owens-Illinois Inc ^^ 643,500
Debentures
7.800% May 15, 2018
$643,500

DISTRIBUTORS --- 0.62%
2,410,000 Owens & Minor Inc 2,435,565
Notes
6.350% April 15, 2016
$2,435,565

ELECTRIC COMPANIES --- 2.00%
1,415,000 Bruce Mansfield Unit 1,520,163
Guaranteed Notes
6.850% June 1, 2034
73,000 Commonwealth Edison Co ^ 66,030
Debentures
4.750% December 1, 2011
3,385,000 Empresa Nacional de Electricidad SA 3,728,307
Bonds
7.875% February 1, 2027
392,500 Quezon Power Philippines Ltd 396,425
Bonds
8.860% June 15, 2017
250,000 SP Powerassets Ltd 188,321
SGD Notes
3.730% October 22, 2010
395,000 TXU Corp 308,432
Senior Notes
5.550% November 15, 2014
1,010,000 TXU Corp 717,179
Senior Unsecured Notes
6.500% November 15, 2024
945,000 TXU Corp 667,149
Notes
6.550% November 15, 2034
250,000 Texas - New Mexico Power Co 254,822
Senior Notes
6.250% January 15, 2009
$7,846,828

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.94%
1,500,000 Agilent Technologies Inc 1,505,193
Senior Unsecured Notes
6.500% November 1, 2017
1,630,000 Arrow Electronics Inc 1,736,058
Senior Notes
6.875% July 1, 2013
865,000 Avnet Inc 973,125
Convertible
2.000% March 15, 2034
245,000 Avnet Inc 252,895
Senior Unsecured Notes
6.625% September 15, 2016

1,220,000 Avnet Inc 1,261,869
Notes
5.875% March 15, 2014
1,850,000 Avnet Inc 1,854,425
Notes
6.000% September 1, 2015
$7,583,565

ELECTRONICS - SEMICONDUCTOR --- 0.13%
225,000 Amkor Technology Inc 211,500
Senior Notes
7.125% March 15, 2011
65,000 Kulicke & Soffa Industries Inc 51,350
Convertible
1.000% June 30, 2010
240,000 Kulicke & Soffa Industries Inc 224,400
Convertible
.500% November 30, 2008
40,000 Richardson Electronics Ltd 36,800
Convertible
7.750% December 15, 2011
$524,050

ENGINEERING & CONSTRUCTION --- 0.25%
1,005,000 North American Energy Partners Inc ^^ 994,950
Senior Notes
8.750% December 1, 2011
$994,950

FINANCIAL SERVICES --- 6.96%
1,910,000 American General Finance Corp 1,866,593
Notes
6.900% December 15, 2017
405,000 CIT Group Inc 314,056
Senior Unsecured Notes
5.650% February 13, 2017
40,000 CIT Group Inc 31,653
Senior Unsecured Notes
5.400% January 30, 2016
360,000 CIT Group Inc 363,786
EUR Senior Notes
5.000% May 13, 2014
180,000 CIT Group Inc d 138,600
Senior Notes
5.125% September 30, 2014
185,000 CIT Group Inc 145,586
Senior Notes
5.000% February 13, 2014
537,000 Countrywide Financial Corp + ^^ 459,135
Convertible
1.420% May 15, 2037
175,000 Countrywide Financial Corp + 154,875
Convertible
1.220% April 15, 2037
176,000 Countrywide Home Loans Inc 156,965
Notes
4.000% March 22, 2011
1,245,000 Ford Motor Credit Co 971,124
Notes
7.000% October 1, 2013
895,000 Ford Motor Credit Co 777,529
Notes
5.700% January 15, 2010
5,255,000 General Electric Capital Corp 3,819,065
NZD Senior Unsubordinated Notes
6.500% September 28, 2015
400,000 General Electric Capital Corp 296,953
NZD Senior Notes
6.750% September 26, 2016
260,000 General Motors Acceptance Corp 184,002
Global Notes
6.750% December 1, 2014
1,045,000 General Motors Acceptance Corp ^^ 748,943
Bonds
8.000% November 1, 2031
37,900,127,200 JPMorgan Chase & Co # ~ 2,661,459
IDR Zero Coupon
8.800% April 12, 2012
17,433,642,500 JPMorgan Chase Bank London # ~ 1,471,969

IDR Zero Coupon
12.240% October 21, 2010
12,275,000 JPMorgan Chase Bank NA # ~ 5,576,622
BRL Zero Coupon
13.870% May 17, 2010
1,820,000 NiSource Finance Corp 1,822,630
Notes
6.400% March 15, 2018
297,267 Power Receivables Finance # 311,063
Senior Notes
6.290% January 1, 2012
1,125,000 Ranhill Labuan Ltd # d 900,000
Notes
12.500% October 26, 2011
650,000 Residential Capital LLC 315,250
Notes
6.870% June 30, 2015
1,565,000 Residential Capital LLC 759,025
Senior Notes
6.500% April 17, 2013
400,000 Residential Capital LLC 341,358
GBP Notes
8.875% July 1, 2014
555,000 Residential Capital LLC 271,950
Senior Notes
6.500% June 1, 2012
2,665,000 Toll Brothers Finance Corp 2,410,490
Notes
5.150% May 15, 2015
$27,270,681

FOOD & BEVERAGES --- 0.05%
210,000 Sara Lee Corp 197,936
Unsecured Notes
6.125% November 1, 2032
$197,936

FOREIGN BANKS --- 3.50%
49,000,000 Barclays Financial LLC # 1,587,289
THB Bonds
4.100% March 22, 2010
125,000,000 Barclays Financial LLC # 4,051,984
THB Bonds
4.160% February 22, 2010
3,020,000,000 Barclays Financial LLC # 3,175,673
KRW Medium Term Notes
4.060% September 16, 2010
10,000,000 Rabobank Nederland 131,408
ISK Notes
12.500% February 17, 2009
358,000,000 Rabobank Nederland # 4,750,017
ISK Unsubordinated Notes
14.000% January 28, 2009
$13,696,371

FOREIGN GOVERNMENTS --- 4.16%
2,935,000 Government of Australia 2,623,062
AUD Notes
6.000% June 14, 2011
2,000,000 Government of Australia 1,771,963
AUD Bonds
6.000% May 1, 2012
4,290,000 Government of Australia 3,935,488
AUD Bonds
7.000% December 1, 2010
100,000 Government of Brazil 124,000
Unsubordinated Notes
8.875% April 15, 2024
80,000,000 Government of Mexico 7,825,797
MXP Bonds
8.000% December 7, 2023
$16,280,310

GOLD, METALS & MINING --- 0.00%
500,000 Murrin Murrin Holdings ++ d 500
Bonds
9.375% August 31, 2027
$500

HEALTH CARE RELATED --- 1.81%
150,000 HCA Inc 126,938
Notes
6.375% January 15, 2015
80,000 HCA Inc 70,800
Senior Unsecured Notes
6.750% July 15, 2013

2,035,000 HCA Inc 1,770,450
Notes
6.250% February 15, 2013
175,000 HCA Inc 134,379
Notes
7.750% July 15, 2036
1,115,000 HCA Inc 872,758
Notes
7.580% September 15, 2025
395,000 HCA Inc 310,153
Debentures
7.500% December 15, 2023
2,505,000 HCA Inc 1,826,606
Debentures
7.050% December 1, 2027
765,000 HCA Inc 606,298
Notes
7.690% June 15, 2025
150,000 HCA Inc 127,610
Senior Unsecured Notes
7.190% November 15, 2015
575,000 HCA Inc 477,297
Debentures
8.360% April 15, 2024
45,000 HCA Inc 37,125
Senior Unsecured Notes
5.750% March 15, 2014
725,000 HCA Inc 560,063
Bonds
7.500% November 6, 2033
130,000 HCA Inc ^^ 109,525
Bonds
6.500% February 15, 2016
55,000 Tenet Healthcare Corp 38,500
Senior Notes
6.875% November 15, 2031
$7,068,502

HOMEBUILDING --- 2.64%
405,000 DR Horton Inc 344,250
Senior Notes
5.625% September 15, 2014
1,070,000 DR Horton Inc 893,450
Company Guaranteed Notes
5.625% January 15, 2016
3,295,000 DR Horton Inc 2,734,850
Senior Notes
5.250% February 15, 2015
5,000 DR Horton Inc 4,450
Unsubordinated Notes
6.500% April 15, 2016
25,000 K Hovnanian Enterprises Inc 16,875
Global Notes
6.375% December 15, 2014
80,000 K Hovnanian Enterprises Inc 54,000
Global Notes
6.250% January 15, 2016
20,000 K Hovnanian Enterprises Inc ^^ 13,500
Senior Notes
6.500% January 15, 2014
1,925,000 Lennar Corp 1,424,500
Company Guaranteed Notes
5.600% May 31, 2015
1,340,000 Lennar Corp 1,018,400
Company Guaranteed Notes
6.500% April 15, 2016
695,000 Pulte Homes Inc 542,100
Senior Notes
6.375% May 15, 2033
450,000 Pulte Homes Inc 382,500
Senior Unsecured Notes
5.200% February 15, 2015
3,615,000 Pulte Homes Inc 2,783,550
Senior Unsecured Notes
6.000% February 15, 2035
290,000 Stanley-Martin Communities LLC 139,200
Notes
9.750% August 15, 2015
$10,351,625

INSURANCE RELATED --- 3.44%
9,600,000 ASIF Global Finance XXVII # 6,973,571
SGD Senior Notes
2.380% February 26, 2009
415,000 Allstate Corp 371,100
Senior Notes
5.950% April 1, 2036
125,000 Marsh & McLennan Cos Inc 104,805
Senior Notes
5.875% August 1, 2033
850,000 Marsh & McLennan Cos Inc 821,182
Notes
5.375% July 15, 2014
555,000 Marsh & McLennan Cos Inc 543,388
Senior Unsecured Notes
5.750% September 15, 2015
3,005,000 Mutual of Omaha Insurance Co # 2,956,466
Notes
6.800% June 15, 2036
755,000 St Paul Travelers Co Inc 748,108
Senior Unsecured Notes
6.750% June 20, 2036
1,010,000 Travelers Cos Inc 936,172
Senior Notes
6.250% June 15, 2037
$13,454,792

LEISURE & ENTERTAINMENT --- 0.84%
75,000 Time Warner Inc 78,443
Company Guaranteed Bonds
7.625% April 15, 2031
295,000 Time Warner Inc 270,642
Notes
6.500% November 15, 2036
120,000 Time Warner Inc 112,519
Company Guaranteed Bonds
6.625% May 15, 2029
2,925,000 Viacom Inc 2,816,646
Bonds
6.875% April 30, 2036
$3,278,250

MACHINERY --- 0.18%
665,000 Toro Co 702,818
Bonds
6.625% May 1, 2037
$702,818

MANUFACTURING --- 0.80%
1,550,000 Bombardier Inc 1,434,556
CAD Debentures
7.350% December 22, 2026
480,000 Borden Inc 321,600
Debentures
9.200% March 15, 2021
2,220,000 Borden Inc 1,376,400
Debentures
7.875% February 15, 2023
$3,132,556

MEDICAL PRODUCTS --- 0.17%
160,000 Boston Scientific Corp 146,800
Senior Unsecured Bonds
5.450% June 15, 2014
275,000 Boston Scientific Corp 256,438
Senior Unsecured Bonds
6.400% June 15, 2016
500,000 EPIX Pharmaceuticals Inc d 250,000
Convertible
3.000% June 15, 2024
$653,238

MISCELLANEOUS --- 0.24%
877,541 PF Export Receivables Master Trust Technologies # d 921,418
Company Guaranteed Notes
6.436% June 1, 2015
$921,418

OFFICE EQUIPMENT & SUPPLIES --- 0.19%
750,000 Xerox Capital Trust I 740,335
Company Guaranteed Notes
8.000% February 1, 2027
$740,335

OIL & GAS --- 4.28%
2,525,000 Anadarko Petroleum Corp 2,611,224
Senior Notes
5.950% September 15, 2016
1,865,000 Anadarko Petroleum Corp 1,899,228
Senior Notes
6.450% September 15, 2036
995,000 Connacher Oil & Gas Ltd # 1,002,463
Secured Notes
10.250% December 15, 2015
500,000 Devon Energy Corp 797,500
Convertible
4.900% August 15, 2008

700,000 Devon Energy Corp ^^ 1,116,500
Convertible
4.950% August 15, 2008
250,000 El Paso Corp 256,685
Senior Notes
7.800% August 1, 2031
2,000,000 El Paso Corp ^^ 1,869,996
Bonds
6.950% June 1, 2028
990,000 Enterprise Products Operating LP 994,851

Notes
6.300% September 15, 2017
210,000 Kinder Morgan Inc 193,200
Senior Unsecured Notes
5.150% March 1, 2015
1,275,000 Plains All American Pipeline LP 1,296,053
Notes
6.125% January 15, 2017
2,750,000 Plains All American Pipeline LP 2,605,136
Notes
6.650% January 15, 2037
365,000 Talisman Energy Inc 320,020
Notes
5.850% February 1, 2037
975,000 Talisman Energy Inc 898,281
Senior Unsecured Bonds
6.250% February 1, 2038
110,000 Weatherford International Ltd 104,805
Notes
6.500% August 1, 2036
776,000 Williams Cos Inc 808,980
Debentures
7.500% January 15, 2031
$16,774,922

OTHER ASSET-BACKED --- 0.11%
500,000 Community Program Loan Trust 444,160
Series 1987-A Class A5
4.500% April 1, 2029
$444,160

PAPER & FOREST PRODUCTS --- 1.66%
635,000 Georgia-Pacific Corp 517,525
Bonds
7.250% June 1, 2028
540,000 Georgia-Pacific Corp 475,200
Senior Notes
8.000% January 15, 2024
120,000 Georgia-Pacific Corp 106,800
Notes
8.875% May 15, 2031

5,850,000 Georgia-Pacific Corp 4,914,000
Notes
7.750% November 15, 2029
500,000 International Paper Co 499,822
Notes
4.250% January 15, 2009
$6,513,347

PERSONAL LOANS --- 0.21%
420,000 SLM Corp d 327,600
Notes
5.375% January 15, 2013

580,000 SLM Corp 487,461
Senior Unsecured Notes
4.000% January 15, 2010
$815,061

PHARMACEUTICALS --- 1.62%
3,510,000 Elan Finance PLC 3,264,300
Senior Notes
7.750% November 15, 2011
1,655,000 Elan Finance PLC 1,555,700
Senior Notes
8.875% December 1, 2013
910,000 Valeant Pharmaceuticals International 828,100
Convertible
3.000% August 16, 2010
840,000 Valeant Pharmaceuticals International 698,250
Convertible
4.000% November 15, 2013
$6,346,350

PRINTING & PUBLISHING --- 0.26%
2,685,000 Tribune Co 1,033,725
Unsecured Notes
5.250% August 15, 2015
$1,033,725

RAILROADS --- 0.78%
3,245,000 CSX Corp 2,793,569
Senior Unsubordinated Notes
6.000% October 1, 2036
386,000 Missouri Pacific Railroad Co 250,900
Debentures
5.000% January 1, 2045
$3,044,469

REAL ESTATE --- 1.39%
435,000 Camden Property Trust REIT 376,653
Senior Unsecured Notes
5.700% May 15, 2017
135,000 Duke Realty LP REIT 117,072
Senior Unsecured Notes
5.950% February 15, 2017
50,000 Equity Residential REIT 43,316
Notes
5.125% March 15, 2016
2,200,000 Highwoods Properties Inc REIT 2,047,527
Senior Notes
7.500% April 15, 2018
2,310,000 Highwoods Properties Inc REIT 1,973,195
Senior Unsecured Notes
5.850% March 15, 2017
935,000 Host Hotels & Resorts Inc REIT # ^^ 783,063
Convertible
2.625% April 15, 2027
60,000 ProLogis Trust REIT 54,766
Secured Notes
5.625% November 15, 2015
50,000 ProLogis Trust REIT 45,906
Secured Notes
5.750% April 1, 2016
$5,441,498

RETAIL --- 3.29%
580,000 Albertson's Inc 546,947
Debentures
7.750% June 15, 2026
755,000 Albertson's Inc 642,302
Notes
6.625% June 1, 2028
360,000 Albertson's Inc 343,174
Debentures
8.000% May 1, 2031
4,545,000 Albertson's Inc 4,185,063
Debentures
7.450% August 1, 2029
500,000 Dillard's Inc 385,000
Debentures
7.875% January 1, 2023
1,000,000 Dillard's Inc 740,000
Debentures
7.750% July 15, 2026
500,000 Dillard's Inc 375,000
Unsecured Notes
6.625% January 15, 2018
525,000 Federated Retail Holdings Inc 415,715
Notes
6.375% March 15, 2037
850,000 Foot Locker Inc 748,000
Debentures
8.500% January 15, 2022
2,736,000 Home Depot Inc 2,233,583
Senior Unsecured Notes
5.875% December 16, 2036
445,000 JC Penney Corp Inc 378,173
Senior Notes
6.375% October 15, 2036

540,000 Toys R Us Inc ^^ 405,000
Senior Notes
7.875% April 15, 2013
2,125,000 Toys R Us Inc ^^ 1,471,563
Senior Notes
7.375% October 15, 2018
$12,869,520

SPECIALIZED SERVICES --- 0.77%
3,285,000 Western Union Co 3,006,843
Senior Unsecured Notes
6.200% November 17, 2036
$3,006,843

SUPRANATIONALS --- 5.28%
17,325,000 Inter-American Development Bank 12,255,328
NZD Senior Unsecured Notes
6.000% December 15, 2017
17,500,000 Inter-American Development Bank ~ 8,417,393
BRL Zero Coupon
18.840% May 11, 2009
$20,672,721

TELEPHONE & TELECOMMUNICATIONS --- 8.81%
750,000 ALLTEL Corp 495,000
Senior Unsecured Notes
7.875% July 1, 2032
760,000 AT&T Corp 736,093
Notes
6.500% March 15, 2029
4,205,000 AT&T Inc 4,159,552
Bonds
6.500% September 1, 2037
610,000 BellSouth Corp ^^ 572,819
Bonds
6.000% November 15, 2034
775,000 Embarq Corp 707,774
Notes
7.995% June 1, 2036
1,465,000 Level 3 Communications Inc 1,003,525
Senior Notes
3.500% June 15, 2012
2,440,000 Level 3 Communications Inc 1,704,950
Convertible
2.875% July 15, 2010
965,000 Level 3 Communications Inc ^^ 856,438
Convertible
6.000% September 15, 2009
1,070,000 Level 3 Communications Inc ^^ 864,025
Convertible
6.000% March 15, 2010
150,000 NTL Cable PLC 134,250
Senior Notes
9.125% August 15, 2016
290,000 Nextel Communications Inc 266,075
Convertible
5.250% January 15, 2010
815,000 Nextel Communications Inc 603,100
Bonds
5.950% March 15, 2014
230,000 Nextel Communications Inc 181,700
Notes
6.875% October 31, 2013
240,000 Nextel Communications Inc 184,800
Senior Notes
7.375% August 1, 2015
575,000 Nortel Networks Corp 567,813
Convertible
4.250% September 1, 2008
250,000 Nortel Networks Corp 153,750
Notes
6.875% September 1, 2023
263,000 Nortel Networks Corp 163,389
Notes
2.125% April 15, 2014
1,585,000 Northern Telecom Capital 990,625
Company Guaranteed Notes
7.875% June 15, 2026
500,000 Philippine Long Distance Telephone Co 556,250
Notes
8.350% March 6, 2017
3,500,000 Qwest Capital Funding Inc 2,940,000
Company Guaranteed Notes
7.750% February 15, 2031
150,000 Qwest Capital Funding Inc 126,750
Unsecured Notes
7.625% August 3, 2021
500,000 Qwest Corp 435,000
Debentures
7.250% September 15, 2025
1,064,000 Sprint Capital Corp 792,680
Company Guaranteed Notes
6.875% November 15, 2028
500,000 Sprint Capital Corp 393,750
Notes
6.900% May 1, 2019
606,000 Sprint Nextel Corp 471,165
Bonds
6.000% December 1, 2016
465,000 Telecom Italia Capital SA 406,585
Company Guaranteed Notes
6.375% November 15, 2033
470,000 Telecom Italia Capital SA 397,237
Company Guaranteed Notes
6.000% September 30, 2034
8,740,000 Telefonica Emisones SAU 9,138,090
Company Guaranteed Notes
7.045% June 20, 2036
2,005,000 US West Capital Funding Inc 1,573,925
Bonds
6.875% July 15, 2028
250,000 US West Capital Funding Inc 202,500
Company Guaranteed Notes
6.500% November 15, 2018

2,915,000 Verizon Global Funding Corp 2,655,428
Bonds
5.850% September 15, 2035
65,000 Verizon Maryland Inc 52,063
Senior Unsecured Notes
5.125% June 15, 2033
$34,487,101

TEXTILES --- 0.38%
39,000 Dixie Group Inc ^^ 36,465
Convertible
7.000% May 15, 2012
950,000 Kellwood Co 954,750
Convertible
3.500% June 15, 2034
750,000 Kellwood Co ^ d 487,500
Convertible
7.625% October 15, 2017
$1,478,715

TOBACCO --- 0.72%
545,000 Reynolds American Inc 539,499
Bonds
7.250% June 15, 2037
2,235,000 Reynolds American Inc 2,260,620
Bonds
6.750% June 15, 2017
$2,800,119

TRANSPORTATION --- 0.37%
1,650,000 APL Ltd ^ 1,340,625
Debentures
8.000% January 15, 2024
100,000 Preston Corp 94,771
Convertible
7.000% May 1, 2011
$1,435,396

U.S. MUNICIPAL --- 1.59%
1,950,000 Michigan Tobacco Settlement Finance Authority 1,893,977
Revenue Bonds
7.309% June 1, 2034
4,755,000 Tobacco Settlement Financing Corp 4,313,688
Municipal Bonds
6.706% June 1, 2046
$6,207,665

UTILITIES --- 1.64%
240,000 AES Corp 241,500
Senior Notes
7.750% March 1, 2014
1,000,000 Constellation Energy Group 919,995
Notes
4.550% June 15, 2015
1,200,000 DCP Midstream LP # 1,128,224
Bonds
6.450% November 3, 2036
415,000 NGC Corp 351,713
Debentures
7.625% October 15, 2026
2,220,000 NGC Corp 1,903,650
Company Guaranteed Notes
8.316% June 1, 2027
180,000 NGC Corp ^^ 162,000
Debentures
7.125% May 15, 2018
300,000 White Pine Hydro LLC # ^ 294,204
Notes
6.310% July 10, 2017
455,000 White Pine Hydro LLC # ^ 391,201
Notes
6.960% July 10, 2037
1,000,000 White Pine Hydro LLC # ^ 1,025,397
Notes
7.260% July 20, 2015
$6,417,884

TOTAL BONDS --- 87.03% $340,746,043
(Cost $333,768,455)

COMMON STOCK

Shares                                                   Value ($)

COMMUNICATIONS - EQUIPMENT --- 0.32%
51,679 Corning Inc 1,242,363
$1,242,363

CONTAINERS --- 0.38%
26,029 Owens-Illinois Inc* 1,468,816
$1,468,816

UNIT INVESTMENT TRUST --- 0.07%
10,229 DWS High Income Trust ^^ 46,747
23,247 Dreyfus Premier GNMA Fund 80,667

7,484 Highland Credit Strategies Fund 97,442
16,727 Van Kampen High Income Trust II 59,548
$284,404

TOTAL COMMON STOCK --- 0.78% $2,995,583
(Cost $1,833,556)

PREFERRED STOCK

Shares                                                   Value ($)

COMPUTER SOFTWARE & SERVICES --- 0.06%
300 Lucent Technologies Capital Trust 1 216,000
$216,000

ELECTRIC COMPANIES --- 0.31%
5,650 AES Trust III 262,725
2,255 New York State Electric & Gas Corp 139,810
25,000 Southern California Edison Co 531,250
3,600 Union Electric Co 262,800
300 Xcel Energy Inc 21,375
$1,217,960

FINANCIAL SERVICES --- 0.07%
9,608 Sovereign Capital Trust IV 293,044
$293,044

HOUSEHOLD GOODS --- 0.36%
31,225 Newell Financial Trust Inc 1,412,931
$1,412,931

OIL & GAS --- 0.57%

15,175 Chesapeake Energy Corp 1,993,393
7,000 El Paso Energy Capital Trust I 254,625
$2,248,018

REAL ESTATE --- 0.01%
2,000 FelCor Lodging Trust Inc REIT 38,625
$38,625

UTILITIES --- 0.01%
275 MDU Resources Group Inc 27,526
$27,526

TOTAL PREFERRED STOCK --- 1.38% $5,454,104
(Cost $4,656,288)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

420,000 Federal Farm Credit Bank 419,930
          2.030% April 4, 2008
19,620,000 Federal Home Loan Bank 19,620,000
          1.520% April 1, 2008
11,500,000 Federal Home Loan Bank 11,499,041
          1.520% April 3, 2008
7,200,000 Federal Home Loan Bank 7,198,912
          1.780% April 4, 2008
3,607,000 Freddie Mac 3,606,364
          2.030% April 4, 2008

TOTAL SHORT-TERM INVESTMENTS --- 10.81% $42,344,247
(Cost $42,344,247)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100% $391,539,977
(Cost $382,602,546)

Legend

* Non-income Producing Security

# The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $41,412,269, $44,846,763 and 11.31%, respectively.

^ The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2008 were $3,813,500, $3,813,637 and 0.96%, respectively.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
+ Represents the current interest rate for variable rate security.
++ Security in default at March 31, 2008.
** Security is an agency note with maturity date and interest rate indicated.

d Security is fair valued at March 31, 2008.
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $9,641,736.

Currency Abbreviations

AUD – Australian Dollars
BRL – Brazilian Real
CAD – Canadian Dollars
EUR – Euro Dollars
GBP – Great British Pound
IDR – Indonesian Rupiah
ISK – Icelandic Krona
KRW – South Korean Won
MXP – Mexican Peso
NZD – New Zealand Dollars
SGD – Singapore Dollars
THB – Thai Baht

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total

Bonds	$		$331,956,529	$8,789,514	$340,746,043
Common Stock		2,995,583			2,995,583
Preferred Stock		5,131,379	322,725		5,454,104
Short Term Investments			42,344,247		42,344,247

Total Assets		$8,126,962	$374,623,501	$8,789,514	$391,539,977

The following is a reconciliation of Level 3 assets as of March 31, 2008:

		Common		Preferred
Description	Bonds	Stock		Stock	Derivatives	Total

Beginning Balance	$6,549,561	$	$		$	$6,549,561

Total gains (or losses) (realized/unrealized)	(553,257)					(553,257)

Purchases, sales and corporate actions	253,756					253,756

Transfers into (out of) Level 3	2,539,454					2,539,454

Ending Balance	$8,789,514	$-		$-	$-	$8,789,514

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.
Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2008, the U.S. Federal income tax cost basis was $382,675,571. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,861,776 and gross depreciation of securities in which there was an excess of tax cost over value of $16,997,370, resulting in net appreciation of $8,864,406.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 2.70%
5,000,000 Fannie Mae ** ++ 5,002,864
2.860% July 2, 2008
3,000,000 Federal Farm Credit Bank ** ++ 3,000,000
2.980% November 3, 2008
3,000,000 Federal Farm Credit Bank ** ++ 3,000,000
4.320% January 14, 2009
$11,002,864

AGENCY MORTGAGE BACKED --- 0.08%
271,203 Fannie Mae ++ 280,188
Series 2002-W5 Class A9
2.140% November 25, 2030
66,316 Freddie Mac ++ 66,316
Series T20 Class A7
3.120% December 25, 2029
$346,504

TOTAL BONDS --- 2.78% $11,349,368
(Cost $11,349,368)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

8,000,000 Fannie Mae 8,000,000
          2.440% April 1, 2008
12,975,000 Fannie Mae 12,965,795
          4.080% April 9, 2008
328,000 Fannie Mae 327,725
          2.040% April 16, 2008
500,000 Fannie Mae 499,443
          1.940% April 22, 2008
100,000 Fannie Mae 99,857
          2.180% April 25, 2008
15,000,000 Fannie Mae 14,926,153
          2.510% June 12, 2008
15,000,000 Fannie Mae 14,942,093
          2.530% May 27, 2008
1,043,000 Fannie Mae 1,039,599
          2.300% May 23, 2008
1,000,000 Fannie Mae 995,326
          3.570% May 19, 2008
12,500,000 Fannie Mae 12,472,950
          1.930% May 12, 2008
2,750,000 Fannie Mae 2,745,735
          1.830% May 2, 2008
131,000 Fannie Mae 130,790
          1.950% May 1, 2008
13,830,000 Fannie Mae 13,801,080
          4.090% April 30, 2008
22,572,000 Fannie Mae 22,538,922
          2.170% April 28, 2008
4,000,000 Fannie Mae 3,995,262
          2.300% April 23, 2008
18,325,000 Fannie Mae 18,304,144
          2.190% April 21, 2008
23,173,000 Fannie Mae 23,158,544
          1.730% April 14, 2008
4,500,000 Fannie Mae 4,496,894
          4.200% April 7, 2008
6,218,000 Fannie Mae 6,217,580
          2.5205 April 2, 2008
12,522,000 Fannie Mae 12,520,456
          2.650% April 3, 2008
17,915,000 Farmer Mac 17,915,000
          1.520% April 1, 2008
9,000,000 Federal Farm Credit Bank 9,000,000
          2.280% April 1, 2008
1,600,000 Federal Farm Credit Bank 1,598,716
          1.840% April 17, 2008
1,810,000 Federal Farm Credit Bank 1,806,535
          1.710% May 12, 2008
100,000 Federal Farm Credit Bank 99,860
          2.130% April 25, 2008
250,000 Federal Farm Credit Bank 249,781
          1.880% April 18, 2008
318,000 Federal Farm Credit Bank 317,819
          1.990% April 11, 2008
1,000,000 Federal Farm Credit Bank 999,944
          2.040% April 2, 2008
2,919,000 Federal Farm Credit Bank 2,918,485
          2.340% April 4, 2008
3,670,000 Federal Farm Credit Bank 3,668,823
          2.030% April 7, 2008
565,000 Federal Farm Credit Bank 564,744
          1.840% April 10, 2008
2,529,000 Federal Farm Credit Bank 2,528,771
          1.870% April 3, 2008
5,000,000 Federal Farm Credit Bank ** 4,999,089
          2.890% February 12, 2009
2,500,000 Federal Home Loan Bank 2,436,448
          3.880% December 1, 2008
3,000,000 Federal Home Loan Bank 2,993,302
          1.990% May 12, 2008
3,526,000 Federal Home Loan Bank 3,520,094
          2.140% May 5, 2008
4,000,000 Federal Home Loan Bank 3,989,721
          2.140% May 15, 2008
8,000,000 Federal Home Loan Bank 7,989,250
          2.340% April 22, 2008

300,000 Federal Home Loan Bank 299,984
          1.990% April 2, 2008
275,000 Federal Home Loan Bank 274,805
          1.850% April 15, 2008
830,000 Federal Home Loan Bank 829,322
          1.990% April 16, 2008
5,100,000 Federal Home Loan Bank 5,094,469
          2.340% April 18, 2008
363,000 Federal Home Loan Bank 362,871
          2.160% April 7, 2008
5,000,000 Federal Home Loan Bank ** ++ 5,002,814
          2.760% February 11, 2009
3,500,000 Federal Home Loan Bank ** ++ 3,500,000
          2.750% February 20, 2009
5,000,000 Federal Home Loan Bank ** ++ 5,000,000
          4.700% August 20, 2008
15,000,000 Freddie Mac 14,921,025
          2.510% June 17, 2008
748,000 Freddie Mac 746,373
          2.090% May 9, 2008
300,000 Freddie Mac 299,242
          2.050% May 16, 2008
7,525,000 Freddie Mac 7,524,017
          2.390% April 3, 2008
120,000 Freddie Mac 119,963
          1.890% April 7, 2008
6,707,000 Freddie Mac 6,700,916
          1.960% April 18, 2008
10,000,000 Freddie Mac 9,991,331
          1.980% April 17, 2008
494,000 Freddie Mac 493,641
          2.040% April 14, 2008
17,300,000 Freddie Mac 17,297,231
          2.750% April 4, 2008
4,627,000 Freddie Mac 4,612,799
          2.100% May 27, 2008
15,900,000 Freddie Mac 15,862,536
          2.110% May 12, 2008
16,000,000 Freddie Mac 15,974,805
          2.940% April 21, 2008
20,000,000 Tennessee Valley Authority 19,980,601
          2.210% April 17, 2008
600,000 Inter-American Development Bank 599,390
          2.650% April 15, 2008
19,400,000 Inter-American Development Bank 19,338,281
          2.240% May 23, 2008

TOTAL SHORT-TERM INVESTMENTS --- 97.22% $396,601,146
(Cost $396,601,146)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100% $407,950,514
(Cost $407,950,514)

Legend

** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total

Bonds	$		$11,349,369	$	$11,349,369
Short Term Investments			396,601,145		396,601,145

Total Assets		$-	$407,950,514	$-	$407,950,514

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.69%
250,000 United Technologies Corp 256,276
Notes
4.375% May 1, 2010
$256,276

AGENCY --- 26.21%
358,139 Fannie Mae 388,152
8.000% October 1, 2030
838,455 Fannie Mae 857,096
5.500% April 1, 2021
933,528 Fannie Mae 957,996
6.000% October 1, 2035
227,700 Fannie Mae ++ 232,538
5.180% March 1, 2034
2,194,104 Fannie Mae ++ 2,240,754
4.850% April 1, 2036
1,032,612 Freddie Mac 1,059,685
5.000% July 1, 2011
974,697 Freddie Mac 966,643
5.000% September 1, 2035
488,127 Freddie Mac 501,147
6.000% August 1, 2037
731,107 Freddie Mac 759,055
6.500% July 1, 2036
766,942 Freddie Mac ++ 779,307
3.660% July 1, 2035
850,009 Freddie Mac ++ 869,357
5.200% October 1, 2036
$9,611,730

AGENCY ASSET BACKED --- 0.21%
79,589 Fannie Mae ++ 77,327
Series 2004-T9 Class A1
6.290% April 25, 2035
$77,327

AGENCY MORTGAGE BACKED --- 14.33%
613,844 Fannie Mae ++ 600,937
Series 2004-90 Class F
6.180% November 25, 2034
1,033,335 Freddie Mac 1,046,641
Series R001 Class AE
4.375% April 15, 2015

1,265,906 Freddie Mac ++ 1,246,918
Series 2637 Class FA
6.830% June 15, 2018
343,358 Freddie Mac ++ 343,576
Series 3032 Class FP
6.150% August 15, 2035
1,843,297 US Department of Veterans Affairs 2,016,683
Series 1996-3 Class 1Z
6.750% September 15, 2026
$5,254,755

BANKS --- 2.76%
250,000 Bank of America Corp 255,007
Senior Unsecured Notes
4.500% August 1, 2010
250,000 Fifth Third Bancorp 251,408
Notes
4.200% February 23, 2010
250,000 Wachovia Corp 249,826
Notes
4.375% June 1, 2010
250,000 Wells Fargo & Co 256,712

Senior Notes
4.625% August 9, 2010
$1,012,953

BIOTECHNOLOGY --- 0.69%
250,000 Amgen Inc 252,525
Senior Notes
4.000% November 18, 2009
$252,525

BROADCAST/MEDIA --- 0.71%
250,000 EW Scripps Co 258,580
Senior Notes
4.300% June 30, 2010
$258,580

CHEMICALS --- 2.82%
500,000 Dow Chemical # 505,342
Pass Thru Certificates
4.027% September 30, 2009
500,000 EI du Pont de Nemours & Co 528,064
Notes
6.875% October 15, 2009
$1,033,406

COMMERCIAL MORTGAGE BACKED --- 8.86%
1,025,193 Banc of America Commercial Mortgage Inc 1,020,341
Series 2003-2 Class A1
3.411% March 11, 2041

1,236,088 Bear Stearns Commercial Mortgage Securities 1,234,960
Series 1998-C1 Class A2
6.440% June 16, 2030
971,526 Salomon Brothers Mortgage Securities VII 992,647
Series 2001-C1 Class A3
6.428% December 18, 2035
$3,247,948

COMPUTER HARDWARE & SYSTEMS --- 1.39%
500,000 International Business Machines Corp 510,497
Notes
4.375% June 1, 2009
$510,497

COMPUTER SOFTWARE & SERVICES --- 0.70%
250,000 Oracle Corp 256,463
Notes
5.000% January 15, 2011
$256,463

ELECTRIC COMPANIES --- 1.38%
250,000 Carolina Power & Light Co 255,491
Senior Notes
5.950% March 1, 2009
250,000 Public Service Electric & Gas Co 250,169
1st Mortgage
4.000% November 1, 2008
$505,660

FINANCIAL SERVICES --- 3.99%
250,000 American General Finance Corp 249,960
Notes
4.875% May 15, 2010
250,000 CIT Group Inc 215,023
Senior Notes
3.375% April 1, 2009
250,000 Caterpillar Financial Services Corp 249,408
Notes
3.450% January 15, 2009
250,000 Citigroup Inc 247,606
Senior Notes
4.125% February 22, 2010
250,000 International Lease Finance Corp 248,116
Unsecured Notes
4.875% September 1, 2010
250,000 JPMorgan Chase & Co 253,438
Notes
4.500% November 15, 2010
$1,463,551

FOOD & BEVERAGES --- 1.39%
250,000 Coca-Cola Enterprises Inc 254,207
Notes
4.375% September 15, 2009
250,000 Wm Wrigley Jr Co 256,665
Senior Unsecured Notes
4.300% July 15, 2010
$510,872

HOUSEHOLD GOODS --- 0.71%
250,000 Stanley Works 258,572
Notes
5.000% March 15, 2010
$258,572

INVESTMENT BANK/BROKERAGE FIRM --- 4.04%
250,000 Bear Stearns Cos Inc 237,127
Senior Unsecured Notes
3.250% March 25, 2009
250,000 Credit Suisse First Boston USA Inc 256,616
Notes
4.875% August 15, 2010
250,000 Goldman Sachs Group Inc 251,895
Notes
4.500% June 15, 2010
250,000 Lehman Brothers Holdings Inc 239,110
Notes
4.500% July 26, 2010
250,000 Merrill Lynch & Co Inc 250,509
Global Notes
6.000% February 17, 2009
250,000 Morgan Stanley 246,409
Notes
4.250% May 15, 2010
$1,481,666

OTHER ASSET-BACKED --- 10.82%
898,556 ACE Securities Corp # ++ 876,374
Series 2007-D1 Class A2
7.340% February 25, 2038
1,000,000 Bank of America Credit Card Trust ++ 941,633
Series 2006-C4 Class C4
10.920% November 15, 2011
1,000,000 John Deere Owner Trust 1,017,177
Series 2006-A Class A4
5.390% June 17, 2013
500,000 MBNA Credit Card Master Note Trust 510,837
Series 2005-A6 Class A6
4.500% January 15, 2013
500,000 Residential Funding Mortgage Securities II 381,750
Series 2007-HSA3 Class AI3
6.030% May 25, 2037
330,000 Residential Funding Mortgage Securities II 239,621
Series 2006-HI5 Class A3
5.500% August 25, 2025
$3,967,392

PERSONAL LOANS --- 1.38%
250,000 American Express Credit Corp 256,255
Notes
5.000% December 2, 2010
250,000 HSBC Finance Corp 248,645
Unsecured Bonds
4.750% April 15, 2010
$504,900

RETAIL --- 1.42%
250,000 CVS Caremark Corp 250,110
Global Notes
4.000% September 15, 2009
250,000 Target Corp 271,263
Notes
7.500% August 15, 2010
$521,373

TELEPHONE & TELECOMMUNICATIONS --- 0.69%
250,000 BellSouth Corp 251,653
Notes
4.200% September 15, 2009
$251,653

U.S. GOVERNMENTS --- 8.20%
400,000 United States of America ^^ 424,438
4.500% May 15, 2010
1,500,000 United States of America ^^ 1,520,625
2.750% February 28, 2013
1,000,000 United States of America ^^ 1,063,047
3.875% October 31, 2012
$3,008,110

WHOLE LOAN --- 4.11%
1,500,000 GMAC Mortgage Corp Loan Trust 862,742
Series 2007-HE2 Class A3
6.193% December 25, 2037
642,770 GSR Mortgage Loan Trust 643,249
Series 2003-7F Class 2A2
5.250% June 25, 2033
$1,505,991

TOTAL BONDS --- 97.50% $35,752,200
(Cost $36,231,497)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

915,000 Farmer Mac 915,000
          1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.50% $915,000
(Cost $915,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100% $36,667,200
(Cost $37,146,497)

Legend

# The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2008 were $1,391,982, $1,381,716 and 3.73%, respectively.

++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $3,088,236.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$35,752,200	$		$35,752,200
Short Term Investments			915,000			915,000

Total Assets		$-	$36,667,200		$-	$36,667,200

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2008, the U.S. Federal income tax cost basis was $37,074,939. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $609,368 and gross depreciation of securities in which there was an excess of tax cost over value of $1,017,107, resulting in net depreciation of $407,739.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS

MARCH 31, 2008
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 61.74%

3,319,718 Fannie Mae 3,408,798
5.500% April 1, 2018

8,693,716 Fannie Mae 8,793,707
5.500% April 1, 2036

5,097,744 Fannie Mae 5,152,287
5.500% June 1, 2036
1,863,914 Fannie Mae 1,912,767
6.000% March 1, 2036
4,926,164 Fannie Mae 5,055,277
6.000% December 1, 2035

5,842,877 Fannie Mae 5,914,040
5.500% February 1, 2035
2,302,858 Fannie Mae 2,332,225
5.500% September 1, 2033
2,201,624 Fannie Mae 2,225,180
5.500% February 1, 2036
1,325,343 Fannie Mae 1,340,586
5.500% November 1, 2035
2,719,688 Fannie Mae 2,750,968
5.500% April 1, 2035
2,490,751 Fannie Mae 2,520,685
5.500% January 1, 2035
575,897 Fannie Mae 582,818
5.500% April 1, 2034
4,427,710 Fannie Mae 4,392,029
5.000% April 1, 2034
2,860,289 Fannie Mae 2,903,864
5.500% November 1, 2033

4,339,368 Fannie Mae 4,406,291
5.000% May 1, 2018
376,645 Fannie Mae 382,240
5.000% June 1, 2018
244,312 Fannie Mae 250,766
5.500% January 1, 2018
163,957 Fannie Mae 172,277
6.500% July 1, 2014
33,808 Fannie Mae 37,121
8.500% August 1, 2024
4,429 Fannie Mae 4,939
9.500% March 1, 2020
461,686 Fannie Mae 475,849
6.000% January 1, 2033
1,521,049 Fannie Mae 1,577,864
6.000% March 1, 2033

1,781,234 Fannie Mae 1,826,760
6.000% December 1, 2036
793,138 Fannie Mae 811,803
6.000% February 1, 2033
1,001,826 Fannie Mae 1,036,280
6.000% March 1, 2017

1,393,846 Fannie Mae 1,467,447
6.500% February 1, 2017

1,473,047 Fannie Mae 1,550,006
6.500% February 1, 2032
343,407 Fannie Mae 368,601
7.000% January 1, 2032

3,633,054 Fannie Mae 3,832,243
6.500% January 1, 2032
1,537,100 Fannie Mae 1,621,118
6.500% December 1, 2031

742,529 Fannie Mae 796,634
7.000% December 1, 2031
397,388 Fannie Mae 426,569
7.000% September 1, 2031
361,229 Fannie Mae 386,985
7.000% February 1, 2031

6,170,307 Fannie Mae 6,248,993
5.500% July 1, 2033

5,326,735 Fannie Mae 5,404,671
5.000% August 1, 2018
108,950 Fannie Mae 119,131
8.500% November 1, 2026
153,507 Fannie Mae 171,705
9.500% September 1, 2020
1,633,834 Fannie Mae 1,653,470
5.500% October 1, 2034
33,820 Fannie Mae 37,233
8.500% August 1, 2021
2,687,831 Fannie Mae 2,755,859
6.000% May 1, 2037
1,864,000 Fannie Mae 1,911,642
6.000% February 1, 2036
4,038,881 Fannie Mae 4,144,739
6.000% January 1, 2036
4,186,192 Fannie Mae 4,234,340
5.500% January 1, 2036
2,867,821 Fannie Mae 2,902,287
5.500% December 1, 2034
1,365,414 Fannie Mae 1,382,827
5.500% December 1, 2033
1,722,709 Fannie Mae ++ 1,752,265
5.080% October 1, 2036
2,488,424 Fannie Mae ++ 2,555,300
5.790% January 1, 2037
1,872,245 Fannie Mae ++ 1,913,136
4.500% September 1, 2034
1,600,000 Federal Home Loan Bank ** 1,746,587
5.250% June 18, 2014
2,500,000 Federal Home Loan Bank ** 2,651,273
4.625% October 10, 2012

2,500,000 Federal Home Loan Bank ** 2,673,245
4.875% November 18, 2011
1,000,000 Federal Home Loan Bank ** ^^ 1,055,057
4.500% November 15, 2012
2,500,000 Federal Home Loan Bank ** ^^ 2,615,073
4.375% September 17, 2010
2,500,000 Federal Home Loan Bank ** ^^ 2,616,175
4.375% October 22, 2010
371,345 Freddie Mac 405,054
7.500% March 1, 2032
5,728,609 Freddie Mac 5,881,409
6.000% November 1, 2036
1,700,440 Freddie Mac 1,737,305
5.500% April 1, 2022
567,453 Freddie Mac 604,069
7.000% September 1, 2032
3,633,251 Freddie Mac 3,692,738
6.000% June 1, 2036
6,625,582 Freddie Mac 6,807,461
6.000% January 1, 2036
1,438,991 Freddie Mac 1,455,823
5.500% September 1, 2035
3,328,563 Freddie Mac 3,301,057
5.000% August 1, 2035
3,148,038 Freddie Mac 3,186,744
5.500% October 1, 2034

9,444,099 Freddie Mac 9,366,057
5.000% September 1, 2035
2,521,740 Freddie Mac 2,621,025
6.000% July 1, 2036
501,381 Freddie Mac 514,958
5.500% March 1, 2017
74,498 Freddie Mac 83,331
9.500% April 1, 2025
15,244 Freddie Mac 16,548
9.500% September 1, 2020
36,793 Freddie Mac 41,104
9.500% June 1, 2020
71,698 Freddie Mac 79,825
9.000% December 1, 2014
2,286,373 Freddie Mac 2,316,363
5.500% September 1, 2033

4,905,464 Freddie Mac 4,969,808
5.500% August 1, 2033
73,306 Freddie Mac 88,565
11.000% July 1, 2020
113,252 Freddie Mac 136,827
11.000% August 1, 2020
30,181 Freddie Mac 36,336
11.000% June 1, 2020
746,641 Freddie Mac 721,302
4.500% August 1, 2033
1,819,483 Freddie Mac 1,843,349
5.500% June 1, 2033
2,781,264 Freddie Mac 2,817,746
5.500% May 1, 2033

1,076,742 Freddie Mac 1,090,866
5.500% January 1, 2034
897,060 Freddie Mac 904,206
5.000% September 1, 2024
5,464,486 Freddie Mac 5,614,491
6.000% March 1, 2036
11,144,226 Freddie Mac 11,052,132
5.000% December 1, 2035
1,674,970 Freddie Mac ++ 1,697,780
5.240% August 1, 2037
2,030,188 Freddie Mac ++ 2,068,633
5.390% November 1, 2036
3,455,919 Freddie Mac ++ 3,499,171
5.390% March 1, 2037
896,160 Freddie Mac ++ 913,160
5.010% June 1, 2037
4,089,000 Freddie Mac ++ 4,167,729
5.200% December 1, 2036
1,374,323 Freddie Mac ++ 1,397,415
5.020% January 1, 2037
1,804,153 Freddie Mac ++ 1,813,183

5.560% March 1, 2037
1,700,018 Freddie Mac ++ 1,738,713
5.200% October 1, 2036
1,821,013 Freddie Mac ++ 1,855,567
5.130% November 1, 2036
5,800,066 Ginnie Mae 5,810,972
5.000% June 15, 2033
2,682,259 Ginnie Mae 2,791,246
6.500% February 15, 2037
3,155,427 Ginnie Mae 3,283,641
6.500% January 15, 2037
14,491 Ginnie Mae 15,874
9.000% July 15, 2018
60,169 Ginnie Mae 62,903
7.500% October 15, 2013
12,581 Ginnie Mae II 13,728
8.000% November 20, 2023
1,673,751 Ginnie Mae II 1,668,733
5.000% December 20, 2035
1,344,258 Ginnie Mae II 1,370,599
5.500% April 20, 2035
930,639 Ginnie Mae II 948,875
5.500% February 20, 2035
1,791,661 Ginnie Mae II 1,826,878
5.500% November 20, 2034
1,707,597 Ginnie Mae II 1,703,363
5.000% October 20, 2033
1,655,920 Ginnie Mae II 1,651,342
5.000% February 20, 2034
3,413,216 Ginnie Mae II 3,531,031
6.000% December 20, 2033
6,982 Ginnie Mae II 7,743
9.500% May 20, 2022
24,285 Ginnie Mae II 26,093
7.500% October 20, 2028

11,595 Ginnie Mae II 12,458
7.500% December 20, 2028
1,328,373 Ginnie Mae II ++ 1,361,310
5.040% July 20, 2034
$237,886,671

AGENCY MORTGAGE BACKED --- 11.88%
4,000,000 Fannie Mae 4,056,383
Series 2003-24 Class VM
5.500% November 25, 2021
967,987 Fannie Mae 1,030,484
Series 2004-W1 Class 1A7
5.681% November 25, 2043
8,735,629 Fannie Mae 8,527,761
Series 2007-7 Class FJ
6.230% February 28, 2037
9,496 Fannie Mae 9,466
Series 2004-W8 Class 1AF
6.070% June 25, 2044
4,796,548 Federal Home Loan Bank 4,904,471
Series JR-9012 Class 1
5.050% June 15, 2012
2,000,000 Freddie Mac 2,033,865
Series 2843 Class VB
5.500% August 15, 2023
1,226,376 Freddie Mac 1,245,908
Series R007 Class AC
5.875% May 15, 2016
8,143,489 Freddie Mac 7,896,268
Series 3342 Class FD
6.670% July 15, 2037
1,266,266 Freddie Mac 1,284,856
Series R003 Class AG
5.125% October 15, 2015
1,010,233 Freddie Mac 1,051,589
Series 2974 Class VM
5.000% May 15, 2016
403,120 Freddie Mac ++ 399,847
Series T-34 Class A1V
10.780% July 25, 2031
1,642,784 US Department of Veterans Affairs 1,760,089
Series 1993-3 Class 1
3.520% September 15, 2023
1,363,352 US Department of Veterans Affairs 1,363,352
Series 2003-1 Class E
5.750% April 15, 2027
4,000,000 US Department of Veterans Affairs 4,226,875
Series 2003-1 Class G
5.750% March 15, 2030
3,686,595 US Department of Veterans Affairs 4,033,365
Series 1996-3 Class 1Z
6.750% September 15, 2026
1,837,812 US Department of Veterans Affairs 1,979,955
Series 2002-1 Class 1A
6.000% October 15, 2031
$45,804,534

BANKS --- 0.38%
1,475,000 State Street Bank & Trust Co 1,464,969
Subordinated Notes
5.300% January 15, 2016
$1,464,969

COMMERCIAL MORTGAGE BACKED --- 5.45%
1,749,684 Banc of America Commercial Mortgage Inc 1,738,515
Series 2005-1 Class A3
4.877% November 10, 2042
2,000,000 GS Mortgage Securities Corp II 1,916,979
Series 2005-GG4 Class AABA
4.680% July 10, 2039
1,180,000 JP Morgan Chase Commercial Mortgage Securities Corp 1,143,353
Series 2002-C3 Class A2
4.994% July 12, 2035
3,500,000 JP Morgan Chase Commercial Mortgage Securities Corp 3,343,436
Series 2003-ML1A Class A2
4.767% March 12, 2039
5,000,000 JP Morgan Chase Commercial Mortgage Securities Corp ++ 4,984,784
Series 2005-LDP5 Class A4
5.250% December 15, 2044
1,000,000 Morgan Stanley Capital I ++ 966,620
Series 2005-IQ10 Class AAB
6.060% September 15, 2042
2,914,579 Salomon Brothers Mortgage Securities VII 2,977,942
Series 2001-C1 Class A3
6.428% December 18, 2035
4,000,000 Wachovia Bank Commercial Mortgage Trust 3,911,074
Series 2004-C10 Class A4
4.748% February 15, 2041
$20,982,703

INSURANCE RELATED --- 0.27%
1,000,000 Farmers Insurance Exchange 1,055,599
Notes
8.625% May 1, 2024
$1,055,599

INVESTMENT BANK/BROKERAGE FIRM --- 0.27%
1,000,000 BlackRock Inc 1,023,094
Global Notes
6.250% September 15, 2017
$1,023,094

OTHER ASSET-BACKED --- 2.39%
1,410,657 ACE Securities Corp ++ 1,375,832
Series 2007-D1 Class A2
7.340% February 25, 2038
1,000,000 Citicorp Residential Mortgage Securities Inc 885,727
Series 2006-1 Class A6
5.836% July 25, 2036
2,000,000 Citicorp Residential Mortgage Securities Inc 1,753,877
Series 2006-2 Class A6
5.665% September 25, 2036

1,000,000 Countrywide Asset Backed Certificates 750,886
Series 2006-S8 Class A6
5.505% April 25, 2036
2,000,000 Discover Card Master Trust I 1,996,780
Series 2007-A1 Class A1
5.650% March 16, 2020
2,700,000 Household Home Equity Loan Trust ++ 2,436,884
Series 2007-2 Class A3F
8.920% July 20, 2036
$9,199,986

SUPRANATIONALS --- 0.96%
5,000,000 International Bank for Reconstruction & Development ~ 3,691,925
Zero Coupon
4.830% February 15, 2016
$3,691,925

U.S. GOVERNMENTS --- 13.89%
3,000,000 United States of America 3,381,327
5.250% February 15, 2029
1,000,000 United States of America ^^ 1,120,156
4.875% August 15, 2016
1,000,000 United States of America ^^ 1,125,391
5.250% November 15, 2028
6,000,000 United States of America ^^ 6,034,686
3.500% February 15, 2018
3,000,000 United States of America ^^ 3,161,016
3.625% December 31, 2012
1,000,000 United States of America ^^ 1,041,797
3.375% November 30, 2012
2,000,000 United States of America ^^ 2,133,906
4.250% November 15, 2017
7,300,000 United States of America ^^ 7,830,958
4.125% August 31, 2012
7,000,000 United States of America ^^ 7,651,875
4.625% July 31, 2012
2,000,000 United States of America ^^ 2,173,438
4.500% May 15, 2017
2,500,000 United States of America ^^ 2,723,243
4.625% October 31, 2011
1,000,000 United States of America ^^ 1,139,219
5.125% May 15, 2016
1,900,000 United States of America ^^ 2,034,336
4.375% December 15, 2010
1,400,000 United States of America ^^ 1,505,437
4.000% February 15, 2015
1,500,000 United States of America ^^ 1,632,891
4.250% August 15, 2013
1,100,000 United States of America ^^ 1,173,734
3.875% February 15, 2013
5,000,000 United States of America ^^ 5,454,295
4.625% February 29, 2012
2,000,000 United States of America ^^ 2,196,718
4.625% February 15, 2017
$53,514,423

WHOLE LOAN --- 1.29%
1,321,262 Banc of America Mortgage Securities 1,319,839
Series 2003-2 Class 1A11
5.500% April 25, 2033
821,920 Chase Mortgage Finance Corp 803,271
Series 2004-S2 Class 2A9
5.000% February 25, 2034
1,381,105 Chase Mortgage Finance Corp 1,366,603
Series 2002-S6 Class 2A1
6.000% May 25, 2017
1,600,000 Master Asset Securitization Trust 1,472,192
Series 2003-7 Class 4A33
5.250% September 25, 2033
$4,961,905

TOTAL BONDS --- 98.52% $379,585,809
(Cost $372,089,992)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

5,690,000 Farmer Mac 5,690,000
          1.520% April 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.48% $5,690,000
(Cost $5,690,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100% $385,275,809
(Cost $377,779,992)

Legend

** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
^^ A portion or all of the security is on loan at March 31, 2008. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Bank of America LLC, 2.500%, to be repurchased on April 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $57,590,999.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuation based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuation based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

		Quoted Prices in	Signficant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total

Bonds	$		$379,585,809	$		$379,585,809
Short Term Investments			5,690,000			5,690,000

Total Assets		$-	$385,275,809		$-	$385,275,809
While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2008, the U.S. Federal income tax cost basis was $377,330,221. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,065,699 and gross depreciation of securities in which there was an excess of tax cost over value of $2,120,111, resulting in net appreciation of $7,945,588.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares		Value ($)

1,188,147	Maxim Ariel MidCap Value Portfolio	$24,190,670
881,234	Maxim Ariel Small-Cap Value Portfolio	9,173,643
878,123	Maxim Bernstein International Equity Portfolio	10,721,884
658,184	Maxim Invesco ADR Portfolio	10,465,126
852,664	Maxim Janus Large Cap Growth Portfolio	12,730,271
518,981	Maxim Loomis Sayles Small-Cap Value Portfolio	9,165,199
889,366	Maxim MFS® International Growth Portfolio	10,832,473
1,060,314	Maxim T. Rowe Price Equity/Income Portfolio	18,364,640
727,791	Maxim T. Rowe Price MidCap Growth Portfolio	12,205,057
359,811	Maxim Trusco Small-Cap Growth Portfolio	5,926,092

Total Aggressive Profile I Portfolio		$123,775,055
(Cost of Investments $135,824,213)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

10,882,099	*	Great-West Life & Annuity Contract	$11,620,692
121,638		Maxim Ariel MidCap Value Portfolio	2,476,549
120,235		Maxim Ariel Small-Cap Value Portfolio	1,251,642
71,862		Maxim Bernstein International Equity Portfolio	877,439
526,044		Maxim Federated Bond Portfolio	5,234,136
236,617		Maxim Global Bond Portfolio	2,678,501
843,520		Maxim High Yield Bond Portfolio	7,735,074
53,963		Maxim Invesco ADR Portfolio	858,007
261,419		Maxim Janus Large Cap Growth Portfolio	3,902,989
70,822		Maxim Loomis Sayles Small-Cap Value Portfolio	1,250,708
72,412		Maxim MFS® International Growth Portfolio	881,973
393,009		Maxim Short Duration Bond Portfolio	3,867,207
217,009		Maxim T. Rowe Price Equity/Income Portfolio	3,758,602
438,236		Maxim U.S. Government Securities Portfolio	5,245,690

Total Conservative Profile I Portfolio			$51,639,209
(Cost of Investments $52,847,808)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

41,706,712	*	Great-West Life & Annuity Contract	$44,768,060
1,401,574		Maxim Ariel MidCap Value Portfolio	28,536,054
1,386,179		Maxim Ariel Small-Cap Value Portfolio	14,430,120
1,242,581		Maxim Bernstein International Equity Portfolio	15,171,915
2,278,426		Maxim Federated Bond Portfolio	22,670,343
1,367,785		Maxim Global Bond Portfolio	15,483,321
1,623,120		Maxim High Yield Bond Portfolio	14,884,010
932,363		Maxim Invesco ADR Portfolio	14,824,573
2,012,386		Maxim Janus Large Cap Growth Portfolio	30,044,919
816,276		Maxim Loomis Sayles Small-Cap Value Portfolio	14,415,436
1,260,178		Maxim MFS® International Growth Portfolio	15,348,972
1,667,873		Maxim T. Rowe Price Equity/Income Portfolio	28,887,563
858,559		Maxim T. Rowe Price MidCap Growth Portfolio	14,398,029
1,898,298		Maxim U.S. Government Securities Portfolio	22,722,628

Total Moderate Profile I Portfolio			$296,585,943
(Cost of Investments $308,927,371)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

13,235,581	*	Great-West Life & Annuity Contract	$14,165,070
2,001,883		Maxim Ariel MidCap Value Portfolio	40,758,332
989,899		Maxim Ariel Small-Cap Value Portfolio	10,304,851
1,381,701		Maxim Bernstein International Equity Portfolio	16,870,568
1,445,960		Maxim Federated Bond Portfolio	14,387,301
1,301,946		Maxim Global Bond Portfolio	14,738,032
1,545,188		Maxim High Yield Bond Portfolio	14,169,374
1,035,048		Maxim Invesco ADR Portfolio	16,457,256
1,915,881		Maxim Janus Large Cap Growth Portfolio	28,604,106
582,937		Maxim Loomis Sayles Small-Cap Value Portfolio	10,294,661
1,398,770		Maxim MFS® International Growth Portfolio	17,037,022
2,382,150		Maxim T. Rowe Price Equity/Income Portfolio	41,258,831
817,518		Maxim T. Rowe Price MidCap Growth Portfolio	13,709,776
808,233		Maxim Trusco Small-Cap Growth Portfolio	13,311,603
1,204,707		Maxim U.S. Government Securities Portfolio	14,420,344

Total Moderately Aggressive Profile I Portfolio			$280,487,127
(Cost of Investments $300,288,252)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

14,543,957	*	Great-West Life & Annuity Contract	$15,517,201
162,222		Maxim Ariel MidCap Value Portfolio	3,302,833
320,831		Maxim Ariel Small-Cap Value Portfolio	3,339,851
192,011		Maxim Bernstein International Equity Portfolio	2,344,456
526,988		Maxim Federated Bond Portfolio	5,243,532
316,219		Maxim Global Bond Portfolio	3,579,597
750,951		Maxim High Yield Bond Portfolio	6,886,222
143,650		Maxim Invesco ADR Portfolio	2,284,032
349,172		Maxim Janus Large Cap Growth Portfolio	5,213,143
188,975		Maxim Loomis Sayles Small-Cap Value Portfolio	3,337,293
194,111		Maxim MFS® International Growth Portfolio	2,364,271
174,899		Maxim Short Duration Bond Portfolio	1,721,007
289,519		Maxim T. Rowe Price Equity/Income Portfolio	5,014,478
198,711		Maxim T. Rowe Price MidCap Growth Portfolio	3,332,389
439,061		Maxim U.S. Government Securities Portfolio	5,255,559

Total Moderately Conservative Profile I Portfolio			$68,735,864
(Cost of Investments $71,508,488)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2008, the U.S. Federal income tax cost basis was $138,084,154. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,113,919 and gross depreciation of securities in which there was an excess of tax cost over value of $15,423,018, resulting in net depreciation of $14,309,099.

At March 31, 2008, the U.S. Federal income tax cost basis was $53,536,531. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,119,451 and gross depreciation of securities in which there was an excess of tax cost over value of $3,016,773, resulting in net depreciation of $1,897,322.

At March 31, 2008, the U.S. Federal income tax cost basis was $312,416,877. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,163,484 and gross depreciation of securities in which there was an excess of tax cost over value of $22,994,418, resulting in net depreciation of $15,830,934.

At March 31, 2008, the U.S. Federal income tax cost basis was $304,632,278. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,090,368 and gross depreciation of securities in which there was an excess of tax cost over value of $28,235,519, resulting in net depreciation of $24,145,151.

At March 31, 2008, the U.S. Federal income tax cost basis was $72,679,017. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,489,845 and gross depreciation of securities in which there was an excess of tax cost over value of $5,432,998, resulting in net depreciation of $3,943,153.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,188,147	$26,415,607	$881,667	583,620	$3,827	$2,423	$24,190,670
Maxim MFS® International Growth Portfolio
	889,366	11,095,491	608,670	262,135	(17,106)	0	10,832,473
Maxim Trusco Small-Cap Growth Portfolio
	359,811	6,807,917	295,368	118,635	21,803	0	5,926,092

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	393,009	$3,651,551	$338,023	$99,164	$(4,037)	$37,906	$3,867,207

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,401,574	$30,316,190	$1,605,541	$469,548	$(12,992)	$2,781	$28,536,054
Maxim Federated Bond Portfolio	2,278,426	22,957,340	841,635	1,235,595	5,739	260,862	22,670,343
Maxim Global Bond Portfolio	1,367,785	14,897,661	483,933	1,045,394	35,389	97,100	15,483,321
Maxim High Yield Bond Portfolio	1,623,120	15,321,339	486,551	283,188	(31,122)	0	14,884,010
Maxim Invesco ADR Portfolio	932,363	15,351,430	1,361,268	227,916	11,589	0	14,824,573
Maxim Janus Large Cap Growth Portfolio
	2,012,386	32,639,792	786,055	846,424	230,327	0	30,044,919
Maxim Loomis Sayles Small-Cap Value Portfolio
	816,276	15,319,531	806,017	247,536	(20,320)	0	14,415,436
Maxim MFS® International Growth Portfolio
	1,260,178	15,286,877	1,151,218	268,331	(27,386)	0	15,348,972
Maxim U.S. Government Securities Portfolio
	1,898,298	22,968,534	822,988	1,372,021	(18,554)	242,771	22,722,628

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	2,001,883	43,907,170	1,805,101	779,192	(35,503)	4,027	40,758,332
Maxim Bernstein International Equity Portfolio
	1,381,701	17,275,816	1,443,823	334,220	(42,041)	0	16,870,568
Maxim Federated Bond Portfolio	1,445,960	14,777,875	517,502	976,201	4,297	165,121	14,387,301
Maxim Global Bond Portfolio	1,301,946	14,384,701	445,863	1,193,244	28,936	93,757	14,738,032
Maxim High Yield Bond Portfolio	1,545,188	14,793,858	358,304	363,775	(28,430)	0	14,169,374
Maxim Invesco ADR Portfolio	1,035,048	17,283,280	1,321,421	266,553	28,001	0	16,457,256
Maxim Janus Large Cap Growth Portfolio
	1,915,881	31,516,326	712,946	1,118,293	274,026	0	28,604,106
Maxim MFS® International Growth Portfolio
	1,398,770	17,210,627	1,087,517	334,251	(36,935)	0	17,037,022
Maxim Trusco Small-Cap Growth Portfolio
	808,233	15,087,918	779,310	261,183	(14,821)	0	13,311,603

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,160,834	Maxim Ariel MidCap Value Portfolio	$125,434,590
4,569,108	Maxim Ariel Small-Cap Value Portfolio	47,564,415
4,553,365	Maxim Bernstein International Equity Portfolio	55,596,583
3,412,642	Maxim Invesco ADR Portfolio	54,261,015
4,421,170	Maxim Janus Large Cap Growth Portfolio	66,008,071
2,691,267	Maxim Loomis Sayles Small-Cap Value Portfolio	47,527,778
4,611,203	Maxim MFS® International Growth Portfolio	56,164,454
5,497,791	Maxim T. Rowe Price Equity/Income Portfolio	95,221,746
3,773,757	Maxim T. Rowe Price MidCap Growth Portfolio	63,285,902
1,865,886	Maxim Trusco Small-Cap Growth Portfolio	30,731,136

Total Aggressive Profile II Portfolio		$641,795,690
(Cost of Investments $697,447,258)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

47,783,531	*	Great West Life & Annuity Contract	$51,137,489
534,774		Maxim Ariel MidCap Value Portfolio	10,887,992
528,735		Maxim Ariel Small-Cap Value Portfolio	5,504,134
316,426		Maxim Bernstein International Equity Portfolio	3,863,560
2,315,278		Maxim Federated Bond Portfolio	23,037,014
1,041,723		Maxim Global Bond Portfolio	11,792,301
3,712,577		Maxim High Yield Bond Portfolio	34,044,328
237,475		Maxim Invesco ADR Portfolio	3,775,861
1,150,802		Maxim Janus Large Cap Growth Portfolio	17,181,477
311,482		Maxim Loomis Sayles Small-Cap Value Portfolio	5,500,770
318,992		Maxim MFS® International Growth Portfolio	3,885,318
1,729,221		Maxim Short Duration Bond Portfolio	17,015,537
954,302		Maxim T. Rowe Price Equity/Income Portfolio	16,528,515
1,928,881		Maxim U.S. Government Securities Portfolio	23,088,708

Total Conservative Profile II Portfolio			$227,243,004
(Cost of Investments $232,872,128)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

144,079,858	*	Great West Life & Annuity Contract	$154,999,325
4,859,890		Maxim Ariel MidCap Value Portfolio	98,947,351
4,805,859		Maxim Ariel Small-Cap Value Portfolio	50,028,995
4,307,823		Maxim Bernstein International Equity Portfolio	52,598,514
7,896,075		Maxim Federated Bond Portfolio	78,565,943
4,739,064		Maxim Global Bond Portfolio	53,646,201
5,626,238		Maxim High Yield Bond Portfolio	51,592,599
3,232,395		Maxim Invesco ADR Portfolio	51,395,077
6,976,130		Maxim Janus Large Cap Growth Portfolio	104,153,618
2,830,472		Maxim Loomis Sayles Small-Cap Value Portfolio	49,986,138
4,367,787		Maxim MFS® International Growth Portfolio	53,199,640
5,782,662		Maxim T. Rowe Price Equity/Income Portfolio	100,155,702
2,976,968		Maxim T. Rowe Price MidCap Growth Portfolio	49,923,754
6,578,509		Maxim U.S. Government Securities Portfolio	78,744,754

Total Moderate Profile II Portfolio			$1,027,937,610
(Cost of Investments $1,065,989,909)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

3,844,276	*	Great West Life & Annuity Contract	$4,021,913
567,883		Maxim Ariel MidCap Value Portfolio	11,562,094
280,702		Maxim Ariel Small-Cap Value Portfolio	2,922,109
391,571		Maxim Bernstein International Equity Portfolio	4,781,082
409,734		Maxim Federated Bond Portfolio	4,076,853
368,679		Maxim Global Bond Portfolio	4,173,443
438,000		Maxim High Yield Bond Portfolio	4,016,460
293,372		Maxim Invesco ADR Portfolio	4,664,612
543,095		Maxim Janus Large Cap Growth Portfolio	8,108,402
165,396		Maxim Loomis Sayles Small-Cap Value Portfolio	2,920,900
396,299		Maxim MFS® International Growth Portfolio	4,826,925
675,518		Maxim T. Rowe Price Equity/Income Portfolio	11,699,973
231,874		Maxim T. Rowe Price MidCap Growth Portfolio	3,888,522
229,390		Maxim Trusco Small-Cap Growth Portfolio	3,778,057
341,352		Maxim U.S. Government Securities Portfolio	4,085,988

Total Moderately Aggressive Profile II Portfolio			$79,527,333
(Cost of Investments $86,600,739)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

5,649,426	*	Great West Life & Annuity Contract	$5,807,683
60,705		Maxim Ariel MidCap Value Portfolio	1,235,957
120,066		Maxim Ariel Small-Cap Value Portfolio	1,249,889
71,871		Maxim Bernstein International Equity Portfolio	877,540
197,237		Maxim Federated Bond Portfolio	1,962,505
118,355		Maxim Global Bond Portfolio	1,339,783
281,067		Maxim High Yield Bond Portfolio	2,577,386
53,772		Maxim Invesco ADR Portfolio	854,982
130,682		Maxim Janus Large Cap Growth Portfolio	1,951,079
70,719		Maxim Loomis Sayles Small-Cap Value Portfolio	1,248,891
72,651		Maxim MFS® International Growth Portfolio	884,895
65,461		Maxim Short Duration Bond Portfolio	644,139
108,346		Maxim T. Rowe Price Equity/Income Portfolio	1,876,551
74,365		Maxim T. Rowe Price MidCap Growth Portfolio	1,247,101
164,327		Maxim U.S. Government Securities Portfolio	1,966,999

Total Moderately Conservative Profile II Portfolio			$25,725,380
(Cost of Investments $27,342,749)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2008, the U.S. Federal income tax cost basis was $709,884,485. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,907,702 and gross depreciation of securities in which there was an excess of tax cost over value of $73,996,497, resulting in net depreciation of $68,088,795.

At March 31, 2008, the U.S. Federal income tax cost basis was $237,171,385. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,885,841 and gross depreciation of securities in which there was an excess of tax cost over value of $14,814,222, resulting in net depreciation of $9,928,381.

At March 31, 2008, the U.S. Federal income tax cost basis was $1,081,051,224. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $24,617,656 and gross depreciation of securities in which there was an excess of tax cost over value of $77,731,270, resulting in net depreciation of $53,113,614.

At March 31, 2008, the U.S. Federal income tax cost basis was $93,766,382. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $831,284 and gross depreciation of securities in which there was an excess of tax cost over value of $15,070,333, resulting in net depreciation of $14,239,049.

At March 31, 2008, the U.S. Federal income tax cost basis was $29,073,010. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $239,950 and gross depreciation of securities in which there was an excess of tax cost over value of $3,587,580, resulting in net depreciation of $3,347,630.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Aggressive Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	6,160,834	$147,947,063	$1,651,691	$10,855,473	$(226,136)	$13,569	$125,434,590
Maxim Ariel Small-Cap Value Portfolio
	4,569,108	56,531,447	755,180	5,167,460	(453,430)	186,433	47,564,415
Maxim Bernstein International Equity Portfolio
	4,553,365	62,361,915	3,193,342	4,149,502	373,657	0	55,596,583
Maxim Invesco ADR Portfolio	3,412,642	62,424,394	2,798,865	3,799,801	765,648	0	54,261,015
Maxim Janus Large Cap Growth Portfolio
	4,421,170	79,631,278	734,845	6,929,606	1,953,632	0	66,008,071
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,691,267	56,082,568	622,004	3,940,831	55,838	0	47,527,778
Maxim MFS® International Growth Portfolio
	4,611,203	62,156,034	1,993,736	4,691,015	(115,182)	0	56,164,454
Maxim T. Rowe Price Equity/Income Portfolio
	5,497,791	112,669,173	1,130,832	9,929,018	(122,669)	0	95,221,746
Maxim T. Rowe Price MidCap Growth Portfolio
	3,773,757	76,443,311	766,811	5,290,992	691,441	0	63,285,902
Maxim Trusco Small-Cap Growth Portfolio
	1,865,886	38,121,564	855,494	2,222,842	483,113	0	30,731,136

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,315,278	$23,388,844	$1,268,302	$1,717,530	$12,640	$265,690	$23,037,014
Maxim Global Bond Portfolio	1,041,723	11,398,647	576,162	1,061,338	21,851	74,294	11,792,301
Maxim High Yield Bond	3,712,577	35,119,437	2,360,799	2,140,450	(209,866)	0	34,044,328
Maxim Short Duration Bond Portfolio
	1,729,221	17,326,548	935,508	1,167,450	(42,162)	172,587	17,015,537
Maxim U.S. Government Securities Portfolio
	1,928,881	23,399,934	1,247,074	1,853,111	(11,038)	247,251	23,088,708

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	03/31/2008

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	4,859,890	$110,115,214	$4,157,986	$5,004,571	$(74,853)	$10,100	$98,947,351
Maxim Ariel Small-Cap Value Portfolio	4,805,859	56,079,270	1,562,251	3,227,372	(713,099)	184,942	50,028,995
Maxim Bernstein International Equity Portfolio
	4,307,823	55,663,953	4,382,448	2,802,550	(279,614)	0	52,598,514
Maxim Federated Bond Portfolio	7,896,075	83,394,855	1,981,144	7,209,153	17,510	908,076	78,565,943
Maxim Global Bond Portfolio	4,739,064	54,172,564	1,065,745	5,629,060	136,365	353,087	53,646,201
Maxim High Yield Bond	5,626,238	55,657,733	984,369	3,029,776	(366,083)	0	51,592,599
Maxim Invesco ADR Portfolio	3,232,395	55,777,332	4,024,719	2,361,699	187,224	0	51,395,077
Maxim Janus Large Cap Growth Portfolio
	6,976,130	118,458,071	1,517,908	5,629,074	1,952,370	0	104,153,618
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,830,472	55,646,088	2,080,910	2,685,609	(227,369)	0	49,986,138
Maxim MFS® International Growth Portfolio
	4,367,787	55,544,978	3,274,989	2,846,681	(281,331)	0	53,199,640
Maxim T. Rowe Price Equity/Income Portfolio
	5,782,662	111,794,826	2,475,134	4,519,141	618,609	0	100,155,702
Maxim T. Rowe Price MidCap Growth Portfolio
	2,976,968	56,867,131	1,681,988	2,297,538	249,782	0	49,923,754
Maxim U.S. Government Securities Portfolio	6,578,509	86,434,937	1,914,751	7,727,587	(102,476)	845,073	78,744,754